UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

American Funds Asset Allocation HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
2,543	American Funds Insurance Series - Asset Allocation Fund Class 1		$56,250

	Total Investment Companies
	(Cost $47,564)		$56,250

	Total Investments
	(Cost $47,564) ▲	100.0%	$56,250
	Other Assets and Liabilities	—%	(18)
	Total Net Assets	100.0%	$56,232

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $47,885 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,365
Unrealized Depreciation	—
Net Unrealized Appreciation	$8,365

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$56,250
Total	$56,250

American Funds Blue Chip Income and Growth HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
3,087	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$44,703

	Total Investment Companies
	(Cost $31,115)		$44,703

	Total Investments
	(Cost $31,115) ▲	100.0%	$44,703
	Other Assets and Liabilities	—%	(17)
	Total Net Assets	100.0%	$44,686

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $31,709 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,994
Unrealized Depreciation	—
Net Unrealized Appreciation	$12,994

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$44,703
Total	$44,703

1

American Funds Bond HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
17,698	American Funds Insurance Series - Bond Fund Class 1		$196,799

	Total Investment Companies
	(Cost $193,155)		$196,799

	Total Investments
	(Cost $193,155) ▲	100.0%	$196,799
	Other Assets and Liabilities	—%	(45)
	Total Net Assets	100.0%	$196,754

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $193,894 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,905
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,905

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$196,799
Total	$196,799

American Funds Global Bond HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.1%
1,374	American Funds Insurance Series - Global Bond Fund Class 1		$16,617

	Total Investment Companies
	(Cost $16,846)		$16,617

	Total Investments
	(Cost $16,846) ▲	100.1%	$16,617
	Other Assets and Liabilities	(0.1)%	(13)
	Total Net Assets	100.0%	$16,604

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $16,857 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(240)
Net Unrealized Depreciation	$(240)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$16,617
Total	$16,617

2

American Funds Global Growth and Income HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
3,716	American Funds Insurance Series - Global Growth and Income Fund Class 1		$48,309

	Total Investment Companies
	(Cost $33,210)		$48,309

	Total Investments
	(Cost $33,210) ▲	100.0%	$48,309
	Other Assets and Liabilities	—%	(21)
	Total Net Assets	100.0%	$48,288

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $34,883 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,426
Unrealized Depreciation	—
Net Unrealized Appreciation	$13,426

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$48,309
Total	$48,309

American Funds Global Growth HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.1%
763	American Funds Insurance Series - Global Growth Fund Class 1		$20,850

	Total Investment Companies
	(Cost $16,583)		$20,850

	Total Investments
	(Cost $16,583) ▲	100.1%	$20,850
	Other Assets and Liabilities	(0.1)%	(13)
	Total Net Assets	100.0%	$20,837

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $17,778 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,072
Unrealized Depreciation	—
Net Unrealized Appreciation	$3,072

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$20,850
Total	$20,850

3

American Funds Global Small Capitalization HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
1,956	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$50,425

	Total Investment Companies
	(Cost $37,797)		$50,425

	Total Investments
	(Cost $37,797) ▲	100.0%	$50,425
	Other Assets and Liabilities	—%	(23)
	Total Net Assets	100.0%	$50,402

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $39,831 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,594
Unrealized Depreciation	—
Net Unrealized Appreciation	$10,594

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$50,425
Total	$50,425

American Funds Growth HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
3,842	American Funds Insurance Series - Growth Fund Class 1		$300,828

	Total Investment Companies
	(Cost $177,348)		$300,828

	Total Investments
	(Cost $177,348) ▲	100.0%	$300,828
	Other Assets and Liabilities	—%	(75)
	Total Net Assets	100.0%	$300,753

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $186,492 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$114,336
Unrealized Depreciation	—
Net Unrealized Appreciation	$114,336

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$300,828
Total	$300,828

4

American Funds Growth-Income HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
3,337	American Funds Insurance Series - Growth-Income Fund Class 1		$173,502

	Total Investment Companies
	(Cost $106,725)		$173,502

	Total Investments
	(Cost $106,725) ▲	100.0%	$173,502
	Other Assets and Liabilities	—%	(42)
	Total Net Assets	100.0%	$173,460

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $110,595 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$62,907
Unrealized Depreciation	—
Net Unrealized Appreciation	$62,907

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$173,502
Total	$173,502

American Funds International HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
8,769	American Funds Insurance Series - International Fund Class 1		$183,893

	Total Investment Companies
	(Cost $144,582)		$183,893

	Total Investments
	(Cost $144,582) ▲	100.0%	$183,893
	Other Assets and Liabilities	—%	(61)
	Total Net Assets	100.0%	$183,832

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $150,428 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$33,465
Unrealized Depreciation	—
Net Unrealized Appreciation	$33,465

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$183,893
Total	$183,893

5

American Funds New World HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.1%
1,334	American Funds Insurance Series - New World Fund Class 1		$29,959

	Total Investment Companies
	(Cost $29,355)		$29,959

	Total Investments
	(Cost $29,355) ▲	100.1%	$29,959
	Other Assets and Liabilities	(0.1)%	(19)
	Total Net Assets	100.0%	$29,940

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $29,900 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$59
Unrealized Depreciation	—
Net Unrealized Appreciation	$59

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$29,959
Total	$29,959

6

Hartford Balanced HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 65.3%
	Automobiles and Components - 0.5%
1,032	Ford Motor Co.	$15,268

	Banks - 3.7%
423	BB&T Corp.	15,730
399	PNC Financial Services Group, Inc.	34,105
1,140	Wells Fargo & Co.	59,129
		108,964
	Capital Goods - 4.1%
242	3M Co.	34,340
361	Eaton Corp. plc	22,845
363	Fortune Brands Home & Security, Inc.	14,919
372	Ingersoll-Rand plc	20,960
150	PACCAR, Inc.	8,539
182	United Technologies Corp.	19,197
		120,800
	Consumer Durables and Apparel - 0.6%
136	PVH Corp.	16,501

	Diversified Financials - 6.3%
144	Ameriprise Financial, Inc.	17,711
90	BlackRock, Inc.	29,421
655	Citigroup, Inc.	33,919
120	Goldman Sachs Group, Inc.	21,986
592	Invesco Ltd.	23,354
962	JP Morgan Chase & Co.	57,925
		184,316
	Energy - 6.1%
244	Anadarko Petroleum Corp.	24,758
890	BG Group plc	16,431
232	Chevron Corp.	27,710
180	EOG Resources, Inc.	17,790
382	Exxon Mobil Corp.	35,883
420	Halliburton Co.	27,076
210	Occidental Petroleum Corp.	20,176
272	Southwestern Energy Co. ●	9,501
		179,325
	Food and Staples Retailing - 0.9%
347	CVS Health Corp.	27,635

	Food, Beverage and Tobacco - 3.1%
126	Anheuser-Busch InBev N.V. ADR	14,011
139	Diageo plc ADR	15,983
245	Kraft Foods Group, Inc.	13,797
439	Mondelez International, Inc.	15,056
182	Philip Morris International, Inc.	15,159
474	Unilever N.V. NY Shares ADR	18,818
		92,824
	Health Care Equipment and Services - 2.9%
248	Baxter International, Inc.	17,830
363	Covidien plc	31,373
217	Medtronic, Inc.	13,418
276	UnitedHealth Group, Inc.	23,797
		86,418
	Insurance - 2.2%
422	American International Group, Inc.	22,803
638	Marsh & McLennan Cos., Inc.	33,388
272	Unum Group	9,367
		65,558
	Materials - 1.9%
469	Dow Chemical Co.	24,602
385	International Paper Co.	18,385
240	Nucor Corp.	13,006
		55,993
	Media - 2.8%
224	CBS Corp. Class B	11,998
430	Comcast Corp. Class A	23,102
441	Thomson Reuters Corp.	16,061
343	Walt Disney Co.	30,497
		81,658
	Pharmaceuticals, Biotechnology and Life Sciences - 10.0%
294	Agilent Technologies, Inc.	16,729
171	Amgen, Inc.	23,990
310	AstraZeneca plc ADR	22,111
601	Bristol-Myers Squibb Co.	30,780
240	Celgene Corp. ●	22,730
265	Gilead Sciences, Inc. ●	28,178
110	Johnson & Johnson	11,701
854	Merck & Co., Inc.	50,605
81	Roche Holding AG	23,877
372	UCB S.A.	33,740
200	Vertex Pharmaceuticals, Inc. ●	22,462
231	Zoetis, Inc.	8,519
		295,422
	Retailing - 2.7%
11,702	Allstar Co. ⌂●†	7,341
37	AutoZone, Inc. ●	18,995
285	Home Depot, Inc.	26,127
243	Nordstrom, Inc.	16,642
163	Tory Burch LLC ⌂●†	9,963
		79,068
	Semiconductors and Semiconductor Equipment - 3.5%
452	Analog Devices, Inc.	22,352
1,082	Intel Corp.	37,688
1,120	Maxim Integrated Products, Inc.	33,858
253	Xilinx, Inc.	10,714
		104,612
	Software and Services - 6.4%
303	Accenture plc	24,650
375	eBay, Inc. ●	21,262
72	Google, Inc. Class C ●	41,616
1,169	Microsoft Corp.	54,174
534	Oracle Corp.	20,457
1,120	Symantec Corp.	26,339
		188,498
	Technology Hardware and Equipment - 5.3%
566	Apple, Inc.	57,049
2,055	Cisco Systems, Inc.	51,732
1,100	EMC Corp.	32,173
198	Qualcomm, Inc.	14,801
		155,755
	Telecommunication Services - 0.4%
216	Verizon Communications, Inc.	10,776

	Transportation - 0.8%
153	FedEx Corp.	24,695

1

Hartford Balanced HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 65.3% - (continued)
	Utilities - 1.1%
337	NextEra Energy, Inc.	$31,599

	Total Common Stocks
	(Cost $1,314,132)	$1,925,685

Asset and Commercial Mortgage Backed Securities - 0.3%
	Finance and Insurance - 0.3%
	Ally Master Owner Trust
$4,885	1.54%, 09/15/2019	$4,856
	Hilton USA Trust
1,765	2.66%, 11/05/2030 ■	1,771
	New Century Home Equity Loan Trust
8	0.73%, 03/25/2035 Δ	8
	Santander Drive Automotive Receivables Trust
400	2.33%, 11/15/2019	400
655	2.57%, 03/15/2019	662
		7,697

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $7,728)	$7,697

Corporate Bonds - 13.3%
	Accommodation and Food Services - 0.0%
	Sysco Corp.
$415	3.00%, 10/02/2021 ☼	$416
235	3.50%, 10/02/2024 ☼	235
		651
	Air Transportation - 0.3%
	Continental Airlines, Inc.
3,489	5.98%, 04/19/2022	3,873
	Southwest Airlines Co.
2,700	5.75%, 12/15/2016	2,951
2,576	6.15%, 08/01/2022	2,959
		9,783
	Arts, Entertainment and Recreation - 0.9%
	21st Century Fox America
385	4.00%, 10/01/2023	399
	British Sky Broadcasting Group plc
490	2.63%, 09/16/2019 ■	490
1,020	3.75%, 09/16/2024 ■	1,017
	CBS Corp.
3,760	3.38%, 03/01/2022	3,765
	Comcast Corp.
1,360	3.60%, 03/01/2024	1,384
1,740	4.65%, 07/15/2042	1,797
310	4.75%, 03/01/2044	327
4,500	5.90%, 03/15/2016	4,835
	DirecTV Holdings LLC
2,620	4.45%, 04/01/2024	2,729
	Discovery Communications, Inc.
280	3.25%, 04/01/2023	272
325	4.88%, 04/01/2043	321
	Grupo Televisa SAB
420	5.00%, 05/13/2045	415
	News America, Inc.
1,275	4.50%, 02/15/2021	1,385
	Time Warner Cable, Inc.
4,120	5.85%, 05/01/2017	4,567
395	6.55%, 05/01/2037	498
250	7.30%, 07/01/2038	340
	Viacom, Inc.
835	3.88%, 12/15/2021	865
	Walt Disney Co.
785	4.13%, 06/01/2044	784
		26,190
	Beverage and Tobacco Product Manufacturing - 0.6%
	Altria Group, Inc.
1,950	4.50%, 05/02/2043	1,841
1,995	4.75%, 05/05/2021	2,173
	Anheuser-Busch InBev Worldwide, Inc.
3,205	7.75%, 01/15/2019	3,870
	BAT International Finance plc
2,775	3.25%, 06/07/2022 ■	2,767
	Coca-Cola Co.
500	3.30%, 09/01/2021	518
	Coca-Cola FEMSA SAB CV
1,176	2.38%, 11/26/2018	1,181
1,300	3.88%, 11/26/2023	1,342
	Diageo Capital plc
1,925	2.63%, 04/29/2023	1,833
	Molson Coors Brewing Co.
60	2.00%, 05/01/2017	61
765	3.50%, 05/01/2022	769
495	5.00%, 05/01/2042	497
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	305
		17,157
	Chemical Manufacturing - 0.0%
	Monsanto Co.
300	4.70%, 07/15/2064	299

	Computer and Electronic Product Manufacturing - 0.2%
	Apple, Inc.
1,500	2.85%, 05/06/2021	1,503
1,360	3.45%, 05/06/2024	1,373
175	4.45%, 05/06/2044	179
	SBA Tower Trust
2,035	4.25%, 04/15/2015 ■Δ	2,073
		5,128
	Couriers and Messengers - 0.1%
	FedEx Corp.
270	2.63%, 08/01/2022	261
405	2.70%, 04/15/2023	388
845	4.90%, 01/15/2034	909
1,435	5.10%, 01/15/2044	1,539
		3,097
	Finance and Insurance - 6.5%
	ACE INA Holdings, Inc.
840	3.35%, 05/15/2024	838
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	7,152
	American International Group, Inc.
925	4.13%, 02/15/2024	961
	American Tower Corp.
975	3.45%, 09/15/2021	956

2

Hartford Balanced HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 13.3% - (continued)
	Finance and Insurance - 6.5% - (continued)
	AvalonBay Communities, Inc.
$760	3.63%, 10/01/2020	$790
	Bank of America Corp.
3,400	4.20%, 08/26/2024	3,371
1,655	5.00%, 05/13/2021	1,817
	Barclays Bank plc
1,100	2.50%, 02/20/2019	1,102
1,300	3.75%, 05/15/2024	1,292
800	6.05%, 12/04/2017 ■	889
	BNP Paribas
2,075	2.40%, 12/12/2018	2,081
305	3.25%, 03/03/2023	300
	BP Capital Markets plc
140	3.99%, 09/26/2023	145
2,850	4.75%, 03/10/2019	3,139
	BPCE S.A.
1,365	2.50%, 12/10/2018 - 07/15/2019	1,359
1,075	4.00%, 04/15/2024	1,083
1,275	5.15%, 07/21/2024 ■	1,314
	Brandywine Operating Partnership L.P.
2,010	6.00%, 04/01/2016	2,144
	Capital One Bank
1,655	2.15%, 11/21/2018	1,649
	Capital One Financial Corp.
2,460	2.15%, 03/23/2015	2,479
2,875	3.75%, 04/24/2024	2,901
	Caterpillar Financial Services Corp.
2,000	3.30%, 06/09/2024	1,994
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,819
	Citigroup, Inc.
1,220	2.50%, 07/29/2019	1,209
1,000	4.95%, 11/07/2043	1,058
690	5.30%, 05/06/2044	717
1,850	5.85%, 08/02/2016	2,002
2,700	6.13%, 05/15/2018	3,057
520	8.13%, 07/15/2039	771
	Compass Bank
505	2.75%, 09/29/2019	504
	Credit Agricole S.A.
1,950	2.50%, 04/15/2019 ■	1,946
	Credit Suisse New York
945	2.30%, 05/28/2019	935
1,575	3.63%, 09/09/2024	1,554
	Deutsche Bank AG London
2,000	2.50%, 02/13/2019	2,010
1,290	3.70%, 05/30/2024	1,279
	Discover Financial Services
3,620	6.45%, 06/12/2017	4,055
	Eaton Vance Corp.
614	6.50%, 10/02/2017	696
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,533
	Five Corners Funding Trust
1,440	4.42%, 11/15/2023 ■	1,507
	Ford Motor Credit Co. LLC
2,985	2.38%, 03/12/2019	2,955
	General Electric Capital Corp.
4,300	4.63%, 01/07/2021	4,739
5,000	5.88%, 01/14/2038	6,031
	Goldman Sachs Group, Inc.
3,335	2.38%, 01/22/2018	3,369
2,975	5.63%, 01/15/2017	3,231
1,700	6.15%, 04/01/2018	1,917
2,590	6.25%, 02/01/2041	3,137
	HCP, Inc.
2,030	6.00%, 01/30/2017	2,242
	HSBC Holdings plc
3,010	6.10%, 01/14/2042	3,799
	Huntington National Bank
760	2.20%, 04/01/2019	756
	ING Bank N.V.
5,200	3.75%, 03/07/2017 ■	5,471
	JP Morgan Chase & Co.
2,240	3.25%, 09/23/2022	2,205
850	3.38%, 05/01/2023	814
2,000	4.95%, 03/25/2020	2,210
1,080	5.40%, 01/06/2042	1,227
	Korea Development Bank
2,600	2.50%, 03/11/2020	2,573
	Korea Finance Corp.
965	2.88%, 08/22/2018	986
	Liberty Mutual Group, Inc.
550	4.25%, 06/15/2023 ■	562
	Loews Corp.
835	2.63%, 05/15/2023	785
	Merrill Lynch & Co., Inc.
1,000	6.40%, 08/28/2017	1,125
6,000	6.88%, 04/25/2018	6,920
	MetLife, Inc.
305	2.46%, 12/15/2017 ☼	306
2,385	3.60%, 04/10/2024	2,410
1,210	4.88%, 11/13/2043	1,288
	Morgan Stanley
4,875	2.50%, 01/24/2019	4,875
250	5.63%, 09/23/2019	282
	National City Corp.
4,250	6.88%, 05/15/2019	5,036
	Nordea Bank AB
1,790	3.70%, 11/13/2014 ■	1,797
	Postal Square L.P.
11,812	8.95%, 06/15/2022	14,901
	Prudential Financial, Inc.
1,500	3.50%, 05/15/2024	1,484
3,000	5.50%, 03/15/2016	3,196
	Rabobank Nederland
3,900	3.20%, 03/11/2015 ■	3,946
	Republic New York Capital I
500	7.75%, 11/15/2026	506
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,795
	State Grid Overseas Investment
1,795	2.75%, 05/07/2019 ■	1,799
	Synchrony Financial
355	3.00%, 08/15/2019	356
	Teachers Insurance & Annuity Assoc. of America
505	4.90%, 09/15/2044 ■	515
	U.S. Bancorp
780	3.70%, 01/30/2024	804

3

Hartford Balanced HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 13.3% - (continued)
	Finance and Insurance - 6.5% - (continued)
	UBS AG Stamford CT
$235	5.88%, 12/20/2017	$265
	Wachovia Corp.
1,000	5.75%, 06/15/2017	1,114
	Wellpoint, Inc.
421	3.30%, 01/15/2023	416
	Wells Fargo & Co.
10,344	4.48%, 01/16/2024	10,908
		190,461
	Food Manufacturing - 0.2%
	ConAgra Foods, Inc.
265	1.90%, 01/25/2018	263
	Grupo Bimbo S.A.B. de C.V.
630	3.88%, 06/27/2024 ■	622
	Kraft Foods Group, Inc.
555	2.25%, 06/05/2017	565
535	3.50%, 06/06/2022	542
	Mondelez International, Inc.
3,800	4.13%, 02/09/2016	3,965
	Tyson Foods, Inc.
300	2.65%, 08/15/2019	301
		6,258
	Health Care and Social Assistance - 0.8%
	Actavis Funding SCS
1,200	4.85%, 06/15/2044 ■	1,127
	Amgen, Inc.
3,300	5.15%, 11/15/2041	3,483
	Catholic Health Initiatives
765	2.60%, 08/01/2018	775
	Celgene Corp.
230	2.25%, 05/15/2019	229
535	3.63%, 05/15/2024	529
	CVS Caremark Corp.
2,350	4.00%, 12/05/2023	2,447
	Eli Lilly & Co.
1,015	4.65%, 06/15/2044	1,074
	Express Scripts Holding Co.
1,525	2.25%, 06/15/2019	1,504
2,195	3.50%, 06/15/2024	2,149
	Forest Laboratories, Inc.
215	4.88%, 02/15/2021 ■	229
	Gilead Sciences, Inc.
930	3.70%, 04/01/2024	950
	GlaxoSmithKline Capital, Inc.
2,370	2.80%, 03/18/2023	2,282
	Kaiser Foundation Hospitals
326	3.50%, 04/01/2022	329
640	4.88%, 04/01/2042	705
	McKesson Corp.
100	2.85%, 03/15/2023	96
990	3.80%, 03/15/2024	998
	Medtronic, Inc.
310	3.63%, 03/15/2024	316
	Merck & Co., Inc.
1,640	2.80%, 05/18/2023	1,595
630	4.15%, 05/18/2043	623
	Novartis Capital Corp.
2,650	3.40%, 05/06/2024	2,692
	Zoetis, Inc.
150	3.25%, 02/01/2023	147
180	4.70%, 02/01/2043	181
		24,460
	Information - 0.9%
	America Movil S.A.B. de C.V.
635	3.13%, 07/16/2022	616
530	4.38%, 07/16/2042	493
	AT&T, Inc.
2,510	6.80%, 05/15/2036	3,202
	Orange S.A.
3,200	4.13%, 09/14/2021	3,377
	Verizon Communications, Inc.
425	3.45%, 03/15/2021	431
2,415	3.50%, 11/01/2021	2,443
4,795	4.50%, 09/15/2020	5,188
715	4.75%, 11/01/2041	717
3,590	6.40%, 09/15/2033	4,373
3,430	6.55%, 09/15/2043	4,286
		25,126
	Machinery Manufacturing - 0.1%
	Caterpillar, Inc.
835	3.40%, 05/15/2024	842
450	4.30%, 05/15/2044	457
		1,299
	Mining - 0.1%
	BHP Billiton Finance USA Ltd.
1,720	3.85%, 09/30/2023	1,788
	Rio Tinto Finance USA Ltd.
1,905	3.75%, 09/20/2021	1,976
		3,764
	Miscellaneous Manufacturing - 0.0%
	United Technologies Corp.
365	3.10%, 06/01/2022	365

	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
5,600	2.63%, 09/15/2016 ■	5,764

	Other Services - 0.0%
	Illinois Tool Works, Inc.
760	3.50%, 03/01/2024	772

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	6,650
	Chevron Corp.
950	3.19%, 06/24/2023	957
	EnCana Corp.
305	5.90%, 12/01/2017	342
	Gazprom Neft OAO via GPN Capital S.A.
1,100	4.38%, 09/19/2022 ■	947
	Schlumberger Investment S.A.
1,625	3.65%, 12/01/2023	1,682
	Shell International Finance B.V.
500	4.38%, 03/25/2020	552
	Statoil ASA
1,635	2.90%, 11/08/2020	1,667

4

Hartford Balanced HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 13.3% - (continued)
	Petroleum and Coal Products Manufacturing - 0.5% - (continued)
	Total Capital S.A.
$1,375	2.70%, 01/25/2023	$1,332
		14,129
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	5,832

	Professional, Scientific and Technical Services - 0.1%
	IBM Corp.
2,900	3.63%, 02/12/2024	2,959

	Real Estate, Rental and Leasing - 0.2%
	ERAC USA Finance Co.
655	2.35%, 10/15/2019 ■	651
340	2.75%, 03/15/2017 ■	350
1,800	4.50%, 08/16/2021 ■	1,950
1,500	5.63%, 03/15/2042 ■	1,694
	WEA Finance, LLC / Westfiled UK & Europe Finance plc
480	1.75%, 09/15/2017 ■	480
730	2.70%, 09/17/2019 ■	732
		5,857
	Retail Trade - 0.3%
	Amazon.com, Inc.
1,550	2.50%, 11/29/2022	1,457
	AutoZone, Inc.
900	3.13%, 07/15/2023	874
1,908	3.70%, 04/15/2022	1,944
	Home Depot, Inc.
325	4.40%, 03/15/2045	329
	Kroger (The) Co.
620	3.30%, 01/15/2021	628
1,065	4.00%, 02/01/2024	1,093
	Lowe's Cos., Inc.
3,400	4.63%, 04/15/2020	3,770
		10,095
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Procter & Gamble Co.
7,769	9.36%, 01/01/2021	9,711

	Utilities - 0.7%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,028
	Electricitie De France
2,375	4.88%, 01/22/2044 ■	2,509
2,375	5.63%, 01/22/2024 ■♠	2,472
	Indianapolis Power and Light
3,750	6.60%, 06/01/2037 ■	5,059
	NiSource Finance Corp.
340	4.80%, 02/15/2044	346
	Pacific Gas & Electric Co.
695	3.85%, 11/15/2023	720
435	5.13%, 11/15/2043	485
	Southern California Edison Co.
4,000	5.55%, 01/15/2037	4,839
		21,458
	Wholesale Trade - 0.1%
	Heineken N.V.
1,330	2.75%, 04/01/2023 ■	1,268
50	4.00%, 10/01/2042 ■	46
		1,314
	Total Corporate Bonds
	(Cost $365,419)	$391,929

Foreign Government Obligations - 0.0%
	Mexico - 0.0%
	Mexico (United Mexican States)
$1,674	3.50%, 01/21/2021	$1,697

	Total Foreign Government Obligations
	(Cost $1,663)	$1,697

Municipal Bonds - 1.1%
	General Obligations - 0.3%
	California State GO, Taxable,
$1,235	7.55%, 04/01/2039	$1,801
	Chicago, IL, Metropolitan Water Reclamation GO,
685	5.72%, 12/01/2038	821
	Illinois State GO,
775	5.10%, 06/01/2033	752
	Los Angeles, CA, USD GO,
4,300	5.75%, 07/01/2034	5,224
		8,598
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
1,935	6.58%, 05/15/2049	2,531

	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of California, Build America Bonds Rev,
1,960	5.77%, 05/15/2043	2,427

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Sales Tax Rev,
2,200	6.00%, 12/01/2044	2,866

	Transportation - 0.5%
	Bay Area, CA, Toll Auth Bridge Rev,
3,100	6.26%, 04/01/2049	4,153
	Illinois State Toll Highway Auth, Taxable Rev,
1,875	6.18%, 01/01/2034	2,362
	Maryland State Transportation Auth,
1,350	5.89%, 07/01/2043	1,692
	New York and New Jersey PA, Taxable Rev,
975	5.86%, 12/01/2024	1,180
570	6.04%, 12/01/2029	702
	North Texas Tollway Auth Rev,
3,400	6.72%, 01/01/2049	4,687
		14,776
	Utilities - Combined - 0.0%
	Utility Debt Securitization Auth, New York,
485	3.44%, 12/15/2025	498

	Total Municipal Bonds
	(Cost $25,172)	$31,696

5

Hartford Balanced HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. Government Agencies - 2.5%
	FHLMC - 0.4%
$93	2.28%, 04/01/2029 Δ	$96
49	4.00%, 03/01/2041	52
10,361	4.50%, 08/01/2033 - 01/01/2044	11,217
		11,365
	FNMA - 1.8%
48,949	4.50%, 11/01/2023 - 10/15/2044 ☼Ð	52,897
97	5.00%, 02/01/2019 - 04/01/2019	103
1	7.00%, 02/01/2029	1
		53,001
	GNMA - 0.3%
235	5.00%, 07/15/2037	260
2,289	6.00%, 06/15/2024 - 06/15/2035	2,605
747	6.50%, 03/15/2026 - 02/15/2035	847
3,417	7.00%, 11/15/2031 - 11/15/2033	4,032
166	7.50%, 09/16/2035	191
673	8.00%, 09/15/2026 - 02/15/2031	738
20	9.00%, 07/20/2016 - 06/15/2022	21
		8,694
	Total U.S. Government Agencies
	(Cost $71,669)	$73,060

U.S. Government Securities - 15.6%
Other Direct Federal Obligations - 0.8%
	Tennessee Valley Authority - 0.8%
$22,300	4.38%, 06/15/2015	$22,962
U.S. Treasury Securities - 14.8%
	U.S. Treasury Bonds - 1.9%
18,211	2.88%, 05/15/2043 ‡	17,058
362	3.13%, 02/15/2043	356
8,800	3.38%, 05/15/2044	9,086
22,000	4.38%, 02/15/2038 □	26,706
1,750	6.00%, 02/15/2026	2,336
		55,542
	U.S. Treasury Notes - 12.9%
49,200	0.25%, 11/30/2015	49,231
15,800	0.38%, 05/31/2016	15,784
80,000	0.50%, 08/31/2016	79,919
33,300	0.63%, 05/31/2017 - 08/31/2017	32,898
5,343	0.88%, 01/31/2017	5,353
7,000	1.00%, 05/31/2018	6,895
12,800	1.25%, 10/31/2015 - 11/30/2018	12,738
36,835	1.38%, 09/30/2018	36,605
28,700	1.50%, 06/30/2016	29,208
37,000	1.63%, 07/31/2019	36,769
5,300	2.00%, 04/30/2016	5,433
43,000	2.75%, 02/15/2019 - 02/15/2024	44,555
24,575	3.88%, 05/15/2018	26,746
		382,134
		437,676
	Total U.S. Government Securities
	(Cost $449,742)	$460,638

	Total Long-Term Investments
	(Cost $2,235,525)	$2,892,402
Short-Term Investments - 2.0%
Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $114, collateralized by U.S. Treasury Note 0.63%, 2017, value of $117)
$114	0.001%, 9/30/14	$114
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $11,382, collateralized by FHLMC
2.40% - 4.50%, 2032 - 2044, FNMA 2.44% -
	4.50%, 2026 - 2044, value of $11,609)
11,382	0.001%, 9/30/14	11,382
Bank of Montreal TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$8,150, collateralized by U.S. Treasury Bond
3.38% - 11.25%, 2015 - 2044, U.S. Treasury
Note 0.13% - 4.63%, 2014 - 2024, value of
	$8,313)
8,150	0.001%, 9/30/14	8,150
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $2,591, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $2,643)
2,591	0.001%, 9/30/14	2,591
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $5,385, collateralized by U.S. Treasury Note 2.38%, 2024, value of $5,493)
5,385	0.01%, 9/30/14	5,385
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $9,410, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $9,598)
9,410	0.001%, 9/30/14	9,410
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $1,985, collateralized by U.S.
Treasury Bond 4.75% - 6.75%, 2026 - 2041,
U.S. Treasury Note 0.25% - 3.13%, 2015 -
	2019, value of $2,025)
1,985	0.001%, 9/30/14	1,985
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$3,670, collateralized by U.S. Treasury Bond
3.75%, 2043, U.S. Treasury Note 1.63% -
	4.25%, 2014 - 2019, value of $3,743)
3,670	0.001%, 9/30/14	3,670

6

Hartford Balanced HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 2.0% - (continued)
Repurchase Agreements - 2.0% - (continued)
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$16,902, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 2.13%, 2021,
	value of $17,240)
$16,902	0.001%, 9/30/14		$16,902
			59,589
	Total Short-Term Investments
	(Cost $59,589)		$59,589

	Total Investments
	(Cost $2,295,114) ▲	100.1%	$2,951,991
	Other Assets and Liabilities	(0.1)%	(2,618)
	Total Net Assets	100.0%	$2,949,373

7

Hartford Balanced HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $2,308,036 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$669,602
Unrealized Depreciation	(25,647)
Net Unrealized Appreciation	$643,955

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2014, the aggregate value of these securities was $17,304, which represents 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2014, the aggregate value of these securities was $57,583, which represents 2.0% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	11,702	Allstar Co.	$5,091
11/2013	163	Tory Burch LLC	12,794

At September 30, 2014, the aggregate value of these securities was $17,304, which represents 0.6% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Ð	Represents or includes a TBA transaction.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $11,737 at September 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at September 30, 2014.

Futures Contracts Outstanding at September 30, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 10-Year Note Future	176	12/19/2014	$22,009	$21,937	$–	$(72)	$–	$(10)
U.S. Treasury CME Ultra Long Term Bond Future	22	12/19/2014	3,395	3,355	–	(40)	–	(17)
Total					$–	$(112)	$–	$(27)

* The number of contracts does not omit 000's.

8

Hartford Balanced HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Sell	10/02/2014	BNY	$7,781	$7,745	$36	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNY	BNY Mellon

Currency Abbreviations:
CHF	Swiss Franc

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Credit Exposure
as of September 30, 2014
Credit Rating *	Percentage of Net Assets
Aaa/ AAA	2.8%
Aa/ AA	17.7
A	5.2
Baa/ BBB	6.3
Ba/ BB	0.3
Not Rated	0.5
Non-Debt Securities and Other Short-Term Instruments	67.3
Other Assets and Liabilities	(0.1)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

9

Hartford Balanced HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$7,697	$–	$7,689	$8
Common Stocks ‡	1,925,685	1,834,333	74,048	17,304
Corporate Bonds	391,929	–	370,196	21,733
Foreign Government Obligations	1,697	–	1,697	–
Municipal Bonds	31,696	–	31,696	–
U.S. Government Agencies	73,060	–	73,060	–
U.S. Government Securities	460,638	–	460,638	–
Short-Term Investments	59,589	–	59,589	–
Total	$2,951,991	$1,834,333	$1,078,613	$39,045
Foreign Currency Contracts *	$36	$–	$36	$–
Total	$36	$–	$36	$–
Liabilities:
Futures *	$112	$112	$–	$–
Total	$112	$112	$–	$–

♦	For the nine-month period ended September 30, 2014, investments valued at $21,767 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$8	$—	$—	*	$—	$—	$—	$—	$—	$8
Common Stocks	38,005	—	(18,877	)†	—	—	(1,824)	—	—	17,304
Corporate Bonds	22,994	(41)	(394	)‡	(77)	—	(749)	—	—	21,733
Total	$61,007	$(41)	$(19,271)		$(77)	$—	$(2,573)	$—	$—	$39,045

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 rounds to zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $(18,877).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $(394).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

10

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.0%
	Automobiles and Components - 1.5%
2,830	Brilliance China Automotive Holdings, Ltd. ●	$4,942
113	Dana Holding Corp.	2,163
61	Delphi Automotive plc	3,733
3,658	Dongfeng Motor Group Co., Ltd.	5,998
248	Fiat S.p.A. ●	2,395
250	Fiat S.p.A. Rights ⌂	—
2,255	Goodyear (The) Tire & Rubber Co.	50,936
528	Harley-Davidson, Inc.	30,757
44	Hyundai Motor Co., Ltd.	7,940
65	Tenneco Automotive, Inc. ●	3,396
		112,260
	Banks - 3.7%
9,841	Alpha Bank A.E. ●	7,629
1,118	Barclays Bank plc ADR	4,112
9,135	China Construction Bank	6,389
180	First Republic Bank	8,896
157	ICICI Bank Ltd.	7,709
1,145	Itau Unibanco Banco Multiplo S.A. ADR	15,894
123	M&T Bank Corp.	15,172
11,087	Mitsubishi UFJ Financial Group, Inc.	62,483
6	Ocwen Financial Corp. ●	168
676	PNC Financial Services Group, Inc.	57,820
3,225	Standard Chartered plc	59,492
543	Wells Fargo & Co.	28,174
		273,938
	Capital Goods - 7.3%
55	3M Co.	7,753
50	Acuity Brands, Inc.	5,916
588	AECOM Technology Corp. ●	19,849
271	AMETEK, Inc.	13,595
93	Armstrong World Industries, Inc. ●	5,213
168	Assa Abloy Ab	8,636
318	Belden, Inc.	20,388
6,443	Capstone Turbine Corp. ●	6,895
69	Danaher Corp.	5,238
128	DigitalGlobe, Inc. ●	3,642
395	Eaton Corp. plc	25,028
211	Fastenal Co.	9,478
133	Flowserve Corp.	9,388
105	Generac Holdings, Inc. ●	4,273
402	HD Supply Holdings, Inc. ●	10,965
190	Jacobs Engineering Group, Inc. ●	9,294
215	KBR, Inc.	4,054
138	Lockheed Martin Corp.	25,143
364	Nidec Corp.	24,584
177	Northrop Grumman Corp.	23,283
490	Owens Corning, Inc.	15,548
58	Pall Corp.	4,834
133	Polypore International, Inc. ●	5,163
803	Raytheon Co.	81,606
555	Rexel S.A.	10,373
849	Rolls-Royce Holdings plc	13,221
770	Safran S.A.	49,938
137	Schneider Electric S.A.	10,500
27	Sulzer AG	3,278
97	Teledyne Technologies, Inc. ●	9,159
142	Textron, Inc.	5,094
141	TransDigm Group, Inc.	25,909
212	United Technologies Corp.	22,345
292	Vallourec S.A.	13,431
274	WESCO International, Inc. ●	21,480
		534,494
	Commercial and Professional Services - 1.1%
149	Clean Harbors, Inc. ●	8,048
636	Enernoc, Inc. ●	10,795
302	Equifax, Inc.	22,563
467	Herman Miller, Inc.	13,940
50	IHS, Inc. ●	6,209
549	Knoll, Inc.	9,498
70	Manpowergroup, Inc.	4,877
107	Robert Half International, Inc.	5,257
		81,187
	Consumer Durables and Apparel - 2.0%
850	D.R. Horton, Inc.	17,446
329	Electrolux AB Series B	8,666
90	Fossil Group, Inc. ●	8,428
49	Harman International Industries, Inc.	4,820
449	Kate Spade & Co. ●	11,779
306	Lennar Corp.	11,886
120	Luxottica Group S.p.A.	6,245
45	Michael Kors Holdings Ltd. ●	3,241
2,382	Pulte Group, Inc.	42,063
158	PVH Corp.	19,200
270	Vera Bradley, Inc. ●	5,586
47	Whirlpool Corp.	6,802
		146,162
	Consumer Services - 2.9%
387	American Public Education, Inc. ●	10,436
182	Bloomin' Brands, Inc. ●	3,331
338	Boyd Gaming Corp. ●	3,438
24	Buffalo Wild Wings, Inc. ●	3,158
10	Chipotle Mexican Grill, Inc. ●	6,932
371	Grand Canyon Education, Inc. ●	15,126
311	Hilton Worldwide Holdings, Inc. ●	7,649
491	Las Vegas Sands Corp.	30,546
321	McDonald's Corp.	30,414
243	Norwegian Cruise Line Holdings Ltd. ●	8,764
88	Outerwall, Inc. ●	4,934
46	Panera Bread Co. Class A ●	7,443
636	Sands China Ltd. ☼	3,320
96	Starbucks Corp.	7,209
63	Starwood Hotels & Resorts, Inc.	5,259
786	Wyndham Worldwide Corp.	63,888
		211,847
	Diversified Financials - 5.5%
82	Ameriprise Financial, Inc.	10,089
196	Artisan Partners Asset Management, Inc.	10,179
217	Banca Generali S.p.A.	5,726
155	BlackRock, Inc.	50,987
1,772	Citigroup, Inc.	91,826
78	Goldman Sachs Group, Inc.	14,240
25	Intercontinental Exchange, Inc.	4,857
222	Japan Exchange Group, Inc.	5,274
1,926	JP Morgan Chase & Co.	116,004
709	Julius Baer Group Ltd.	31,676
127	Northern Trust Corp.	8,652
496	ORIX Corp.	6,850
140	Platform Specialty Products Corp. ●	3,497
145	Portfolio Recovery Associates, Inc. ●	7,573
127	Raymond James Financial, Inc.	6,783

1

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.0% - (continued)
	Diversified Financials - 5.5% - (continued)
75	Solar Cayman Ltd. ⌂■●†	$5
458	Waddell & Reed Financial, Inc. Class A	23,679
336	Wisdomtree Investment, Inc. ●	3,823
		401,720
	Energy - 8.0%
128	Anadarko Petroleum Corp.	12,999
249	Atwood Oceanics, Inc. ●	10,884
51	Baker Hughes, Inc.	3,305
2,027	BG Group plc	37,411
313	Cabot Oil & Gas Corp.	10,229
883	Cameco Corp.	15,586
188	Cameron International Corp. ●	12,497
180	Canadian Natural Resources Ltd. ADR	6,984
370	Chevron Corp.	44,098
27,680	China Petroleum & Chemical Corp. Class H	24,210
1,794	Cobalt International Energy, Inc. ●	24,396
156	Continental Resources, Inc. ●	10,358
212	Energen Corp.	15,302
119	EQT Corp.	10,908
141	Exxon Mobil Corp.	13,274
308	Halliburton Co.	19,851
206	HollyFrontier Corp.	9,007
684	Imperial Oil Ltd.	32,326
3,277	Karoon Gas Australia Ltd. ●	9,982
629	McDermott International, Inc. ●	3,601
191	National Oilwell Varco, Inc.	14,570
70	Occidental Petroleum Corp.	6,706
2,662	PetroChina Co., Ltd.	3,412
4,134	Petroleo Brasileiro S.A. ADR	61,549
93	Phillips 66	7,592
372	Pioneer Natural Resources Co.	73,238
207	QEP Resources, Inc.	6,371
157	Range Resources Corp.	10,679
446	Southwestern Energy Co. ●	15,576
367	Suncor Energy, Inc.	13,275
1,205	Trican Well Service Ltd.	14,097
1,361	Tsakos Energy Navigation Ltd.	8,685
716	YPF Sociedad Anonima ADR	26,494
		589,452
	Food and Staples Retailing - 1.0%
626	CVS Health Corp.	49,851
231	Seven & I Holdings Co., Ltd.	8,954
93	Sprouts Farmers Markets, Inc. ●	2,697
212	Wal-Mart Stores, Inc.	16,201
		77,703
	Food, Beverage and Tobacco - 3.6%
178	Anheuser-Busch InBev N.V.	19,741
226	Anheuser-Busch InBev N.V. ADR	25,032
155	British American Tobacco plc	8,750
46	Bunge Ltd. Finance Corp.	3,900
222	Coca-Cola Co.	9,466
1,001	Diageo Capital plc	28,860
61	Diageo plc ADR	7,022
48	Hershey Co.	4,600
382	Imperial Tobacco Group plc	16,448
66	Keurig Green Mountain, Inc.	8,528
330	Kraft Foods Group, Inc.	18,593
1,602	Mondelez International, Inc.	54,904
382	Monster Beverage Corp. ●	35,048
67	Philip Morris International, Inc.	5,588
147	Post Holdings, Inc. ●	4,884
1,183	Treasury Wine Estates Ltd.	4,373
191	Unilever N.V. NY Shares ADR	7,569
83	WhiteWave Foods Co. Class A ●	3,001
		266,307
	Health Care Equipment and Services - 2.8%
340	Aetna, Inc.	27,538
308	Cardinal Health, Inc.	23,079
8,407	CareView Communications, Inc. ●†	3,615
102	Cerner Corp. ●	6,099
176	Dexcom, Inc. ●	7,036
153	Envision Healthcare Holdings ●	5,289
682	HCA Holdings, Inc. ●	48,077
58	Heartware International, Inc. ●	4,528
497	IMS Health Holdings, Inc. ●	13,007
315	Medtronic, Inc.	19,544
327	UnitedHealth Group, Inc.	28,194
94	Universal Health Services, Inc. Class B	9,865
86	Wellpoint, Inc.	10,239
		206,110
	Household and Personal Products - 0.4%
308	Coty, Inc.	5,092
1,074	Svenska Cellulosa AB Class B	25,520
		30,612
	Insurance - 4.9%
361	ACE Ltd.	37,878
1,673	American International Group, Inc.	90,352
771	Assicurazioni Generali S.p.A.	16,167
633	Assured Guaranty Ltd.	14,030
366	Delta Lloyd N.V.	8,824
25	Fairfax Financial Holdings Ltd.	11,065
287	Lincoln National Corp.	15,357
22	Markel Corp. ●	14,264
738	Marsh & McLennan Cos., Inc.	38,648
746	MetLife, Inc.	40,060
281	Principal Financial Group, Inc.	14,738
432	Prudential Financial, Inc.	37,999
523	QBE Insurance Group Ltd.	5,330
80	Reinsurance Group of America, Inc.	6,448
23	Zurich Financial Services AG	6,981
		358,141
	Materials - 3.5%
104	Air Liquide	12,708
130	Akzo Nobel N.V.	8,894
1,077	Barrick Gold Corp.	15,796
39	Berry Plastics Group, Inc. ●	992
184	Celanese Corp.	10,775
187	Dow Chemical Co.	9,811
126	Ecolab, Inc.	14,442
1,028	Fortescue Metals Group Ltd.	3,122
952	Glencore plc	5,270
822	Gold Resource Corp.	4,206
222	Headwaters, Inc. ●	2,784
156	International Paper Co.	7,465
2,646	Ivanhoe Mines Ltd. ●	2,693
1,437	JSR Corp.	25,083
294	Louisiana-Pacific Corp. ●	3,997
87	Methanex Corp. ADR	5,825
457	Norbord, Inc.	9,365
514	Packaging Corp. of America	32,778

2

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.0% - (continued)
	Materials - 3.5% - (continued)
201	Praxair, Inc.	$25,928
215	Reliance Steel & Aluminum	14,677
209	Rio Tinto plc ADR	10,283
148	Vulcan Materials Co.	8,944
186	Wacker Chemie AG	22,363
		258,201
	Media - 0.7%
106	CBS Corp. Class B	5,662
30	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	—
137	Imax Corp. ●	3,774
714	Pandora Media, Inc. ●	17,243
313	Quebecor, Inc.	7,864
15	Time Warner, Inc.	1,157
31	Tribune Media Co. - Class A ●	2,070
553	WPP plc	11,077
		48,847
	Pharmaceuticals, Biotechnology and Life Sciences - 11.7%
432	Actavis plc ●	104,198
95	Alkermes plc ●	4,059
352	Almirall S.A. ●	5,150
97	Amgen, Inc.	13,592
1,234	Arena Pharmaceuticals, Inc. ●	5,170
363	AstraZeneca plc	26,035
31	Biogen Idec, Inc. ●	10,123
4,126	Bristol-Myers Squibb Co.	211,178
164	Celgene Corp. ●	15,568
92	Cepheid, Inc. ●‡	4,064
50	Covance, Inc. ●	3,968
1,020	Gilead Sciences, Inc. ●	108,555
66	H. Lundbeck A/S	1,481
44	Illumina, Inc. ●	7,215
307	Incyte Corp. ●	15,050
315	Johnson & Johnson	33,619
172	Medivation, Inc. ●	17,037
1,825	Merck & Co., Inc.	108,202
54	Ono Pharmaceutical Co., Ltd.	4,786
276	Portola Pharmaceuticals, Inc. ●	6,986
83	Regeneron Pharmaceuticals, Inc. ●	29,936
159	Roche Holding AG	46,949
33	Salix Pharmaceuticals Ltd. ●	5,205
128	Tesaro, Inc. ●	3,454
4,310	TherapeuticsMD, Inc. ●	19,997
353	Vertex Pharmaceuticals, Inc. ●	39,629
268	Zoetis, Inc.	9,889
		861,095
	Real Estate - 0.9%
79	AvalonBay Communities, Inc. REIT	11,171
64	Boston Properties, Inc. REIT	7,428
191	CBRE Group, Inc. ●	5,693
7,662	Macquarie Mexico Real Estate Management S.A. de C. V. REIT	13,521
285	Mitsui Fudosan Co., Ltd.	8,744
119	Plum Creek Timber Co., Inc. REIT	4,635
344	Realogy Holdings Corp. ●	12,806
164	Weyerhaeuser Co. REIT	5,219
		69,217
	Retailing - 7.0%
368	Advance Automotive Parts, Inc.	47,907
8,452	Allstar Co. ⌂●†	5,302
54	Amazon.com, Inc. ●	17,260
67	AutoZone, Inc. ●	34,043
322	CarMax, Inc. ●	14,962
341	Conn's, Inc. ●	10,315
263	Dollar General Corp. ●	16,076
196	Dollar Tree, Inc. ●	10,988
40	GameStop Corp. Class A	1,660
146	GNC Holdings, Inc.	5,654
3,624	Groupon, Inc. ●	24,206
255	Home Depot, Inc.	23,406
1,456	Kingfisher plc	7,612
622	L Brands, Inc.	41,665
739	Lowe's Cos., Inc.	39,090
21	Netflix, Inc. ●	9,422
587	Office Depot, Inc. ●	3,016
26	Priceline (The) Group, Inc. ●	29,898
561	Rakuten, Inc.	6,463
59	Ross Stores, Inc.	4,494
303	Signet Jewelers Ltd.	34,470
17	The Honest Co. ⌂●†	423
320	The Michaels Co's, Inc. ●	5,592
1,323	TJX Cos., Inc.	78,259
281	Tory Burch LLC ⌂●†	17,119
186	TripAdvisor, Inc. ●	16,961
12	Zalando SE ●	339
112	Zulily, Inc. ●	4,244
		510,846
	Semiconductors and Semiconductor Equipment - 7.2%
104	Analog Devices, Inc.	5,159
2,903	Applied Materials, Inc.	62,732
80	First Solar, Inc. ●	5,239
216	Freescale Semiconductor Holdings Ltd. ●	4,218
77,643	GCL-Poly Energy Holdings Ltd. ●	28,460
1,366	GT Advanced Technologies, Inc. ●	14,790
164	Hynix Semiconductor, Inc. ●	7,266
2,884	Intel Corp.	100,419
728	Marvell Technology Group Ltd.	9,809
1,080	Maxim Integrated Products, Inc.	32,645
2,938	Micron Technology, Inc. ●	100,653
1,118	NXP Semiconductors N.V. ●	76,523
5	Samsung Electronics Co., Ltd.	6,149
1,329	Sumco Corp.	16,117
890	SunEdison, Inc. ●	16,806
1,172	SunPower Corp. ●	39,706
		526,691
	Software and Services - 9.8%
315	Accenture plc	25,617
5,144	Activision Blizzard, Inc.	106,948
518	Adobe Systems, Inc. ●	35,836
458	Akamai Technologies, Inc. ●	27,396
488	Alibaba Group Holding Ltd. ●	43,395
852	Angie's List, Inc. ●	5,425
394	AOL, Inc. ●	17,708
216	Automatic Data Processing, Inc.	17,960
410	Cadence Design Systems, Inc. ●	7,060
245	Cognizant Technology Solutions Corp. ●	10,960
2,513	Corindus Vascular Robotics, Inc. ⌂●†	7,648
106	CoStar Group, Inc. ●	16,489
208	Dropbox, Inc. ⌂●†	3,033
231	Ellie Mae, Inc. ●	7,538
26	Equinix, Inc. ●	5,515

3

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.0% - (continued)
	Software and Services - 9.8% - (continued)
354	Facebook, Inc. ●	$27,964
7	Google, Inc. Class A ●	3,966
155	Google, Inc. Class C ●	89,579
98	IAC/InterActiveCorp.	6,479
165	Intuit, Inc.	14,486
206	Markit Ltd. ●	4,803
2,437	Microsoft Corp.	112,998
1,998	Monster Worldwide, Inc. ●	10,987
951	Optimal Payments plc ●	7,908
23	Rovi Corp. ●	450
107	Salesforce.com, Inc. ●	6,132
7	ServiceNow, Inc. ●	425
558	Symantec Corp.	13,120
185	Tangoe, Inc. ●	2,509
320	Teradata Corp. ●	13,407
42	Tyler Corp. ●	3,721
206	UbiSoft Entertainment S.A. ●	3,381
220	Verint Systems, Inc. ●	12,250
248	VeriSign, Inc. ●	13,654
810	Web.com Group, Inc. ●	16,164
220	Yelp, Inc. ●	15,044
		717,955
	Technology Hardware and Equipment - 7.5%
145	Amphenol Corp. Class A	14,451
1,523	Apple, Inc.	153,419
782	Aruba Networks, Inc. ●	16,878
2,011	Brocade Communications Systems, Inc.	21,861
480	CDW Corp. of Delaware	14,913
2,648	Cisco Systems, Inc.	66,647
150	Cognex Corp. ●	6,023
761	EMC Corp.	22,256
112	F5 Networks, Inc. ●	13,255
305	Hewlett-Packard Co.	10,834
2,065	Japan Display, Inc. ●	9,953
2,664	Lenovo Group Ltd.	3,968
438	Mobileye N.V. ⌂●†	21,905
87	Motorola Solutions, Inc.	5,516
3,411	NEC Corp.	11,790
4,552	ParkerVision, Inc. ●	5,189
845	Qualcomm, Inc.	63,162
49	SanDisk Corp.	4,834
134	Stratasys Ltd. ●	16,242
790	TE Connectivity Ltd.	43,659
415	Trimble Navigation Ltd. ●	12,661
90	Western Digital Corp.	8,779
		548,195
	Telecommunication Services - 1.0%
994	Gogo, Inc. ●	16,764
2,185	Koninklijke (Royal) KPN N.V. ●	6,996
150	Nippon Telegraph & Telephone Corp.	9,308
586	NTT DoCoMo, Inc.	9,815
179	SoftBank Corp.	12,510
264	Telenor ASA	5,791
233	Verizon Communications, Inc.	11,662
		72,846
	Transportation - 1.9%
20,492	AirAsia Berhad	15,792
199	Canadian National Railway Co.	14,149
74	FedEx Corp.	11,931
883	International Consolidated Airlines Group S.A. ●	5,243
48	Kansas City Southern	5,840
752	Mitsui O.S.K. Lines Ltd.	2,402
700	Nippon Yusen	1,844
126	Norfolk Southern Corp.	14,057
97	Spirit Airlines, Inc. ●	6,695
274	United Continental Holdings, Inc. ●	12,840
440	United Parcel Service, Inc. Class B	43,226
395	UTI Worldwide, Inc. ●	4,194
57	XPO Logistics, Inc. ●	2,135
		140,348
	Utilities - 1.1%
338	CGN Meiya Power Holdings Co., Ltd. ●☼	74
13,383	China Longyuan Power Group Corp.	13,079
439	National Grid plc	6,317
344	NRG Energy, Inc.	10,487
145	PG&E Corp.	6,517
1,508	Snam S.p.A.	8,329
387	UGI Corp.	13,197
652	Xcel Energy, Inc.	19,811
		77,811
	Total Common Stocks
	( Cost $6,561,203)	$7,121,985

Preferred Stocks - 0.5%
	Consumer Durables and Apparel - 0.0%
57	Cloudera, Inc. ⌂●†	$1,229
128	One Kings Lane, Inc. ⌂●†	1,959
		3,188
	Media - 0.2%
272	ProSieben Sat.1 Media AG	10,789

	Retailing - 0.0%
41	The Honest Co. Series C ⌂●†β	988

	Software and Services - 0.2%
30	New Relic, Inc. ⌂●†	785
204	Uber Technologies, Inc. ⌂●†	11,381
		12,166
	Technology Hardware and Equipment - 0.1%
467	Pure Storage, Inc. ⌂●†	6,609

	Telecommunication Services - 0.0%
77	DocuSign, Inc. ⌂●†	1,200
		1,200
	Total Preferred Stocks
	(Cost $38,220)	$34,940

	Total Long-Term Investments
	(Cost $6,599,423)	$7,156,925

Short-Term Investments - 1.8%
Repurchase Agreements - 1.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $249, collateralized by U.S. Treasury Note 0.63%, 2017, value of $255)
$249	0.001%, 9/30/14	$249

4

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.8% - (continued)
Repurchase Agreements - 1.8% - (continued)
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $24,785, collateralized by FHLMC
2.40% - 4.50%, 2032 - 2044, FNMA 2.44% -
	4.50%, 2026 - 2044, value of $25,281)
$24,785	0.001%, 9/30/14		$24,785
Bank of Montreal TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$17,748, collateralized by U.S. Treasury Bond
3.38% - 11.25%, 2015 - 2044, U.S. Treasury
Note 0.13% - 4.63%, 2014 - 2024, value of
	$18,103)
17,748	0.001%, 9/30/14		17,748
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $5,643, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $5,756)
5,643	0.001%, 9/30/14		5,643
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $11,727, collateralized by U.S. Treasury Note 2.38%, 2024, value of $11,961)
11,727	0.01%, 9/30/14		11,727
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $20,491, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $20,900)
20,490	0.001%, 9/30/14		20,490
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $4,323, collateralized by U.S.
Treasury Bond 4.75% - 6.75%, 2026 - 2041,
U.S. Treasury Note 0.25% - 3.13%, 2015 - 2019,
	value of $4,409)
4,323	0.001%, 9/30/14		4,323
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$7,991, collateralized by U.S. Treasury Bond
3.75%, 2043, U.S. Treasury Note 1.63% -
	4.25%, 2014 - 2019, value of $8,151)
7,991	0.001%, 9/30/14		7,991
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$36,805, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 2.13%, 2021,
	value of $37,541)
36,805	0.001%, 9/30/14		36,805
			129,761
	Total Short-Term Investments
	(Cost $129,761)		$129,761

	Total Investments
	(Cost $6,729,184) ▲	99.3%	$7,286,686
	Other Assets and Liabilities	0.7%	53,758
	Total Net Assets	100.0%	$7,340,444

5

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $6,788,668 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$850,685
Unrealized Depreciation	(352,667)
Net Unrealized Appreciation	$498,018

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2014, the aggregate value of these securities was $83,201, which represents 1.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2014, the aggregate value of these securities was $5, which rounds to zero percent of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933, as amended. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2014, the aggregate value and percentage of net assets of these securities rounds to zero.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	8,452	Allstar Co.	$3,677
02/2014	57	Cloudera, Inc. Preferred	826
09/2014	2,513	Corindus Vascular Robotics, Inc.	6,281
02/2014	77	DocuSign, Inc. Preferred	1,012
05/2012	208	Dropbox, Inc.	1,885
09/2014	250	Fiat S.p.A. Rights	–
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
08/2013	438	Mobileye N.V.	3,055
04/2014	30	New Relic, Inc. Preferred	873
01/2014	128	One Kings Lane, Inc. Preferred	1,972
04/2014	467	Pure Storage, Inc. Preferred	7,343
03/2007	75	Solar Cayman Ltd. - 144A	22
08/2014	17	The Honest Co.	470
08/2014	41	The Honest Co. Series C Preferred	1,098
11/2013	281	Tory Burch LLC	21,985
06/2014	204	Uber Technologies, Inc. Preferred	12,646

At September 30, 2014, the aggregate value of these securities was $79,586, which represents 1.1% of total net assets.

β	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,474 at September 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

6

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	10/01/2014	JPM	$45	$45	$–	$–
CAD	Buy	10/02/2014	BCLY	397	395	–	(2)
CAD	Buy	10/03/2014	JPM	47	47	–	–
CAD	Buy	10/01/2014	RBC	511	509	–	(2)
CHF	Buy	10/02/2014	BNY	415	413	–	(2)
CHF	Sell	10/02/2014	BNY	4,082	4,063	19	–
EUR	Buy	10/02/2014	GSC	339	339	–	–
EUR	Buy	10/03/2014	GSC	217	217	–	–
EUR	Sell	12/03/2014	BOA	52,622	51,452	1,170	–
EUR	Sell	10/02/2014	GSC	9,820	9,817	3	–
EUR	Sell	10/03/2014	GSC	648	648	–	–
GBP	Buy	10/02/2014	MSC	523	521	–	(2)
GBP	Buy	10/03/2014	UBS	927	927	–	–
HKD	Buy	10/03/2014	BOA	3,398	3,398	–	–
HKD	Buy	10/03/2014	JPM	75	75	–	–
JPY	Buy	12/03/2014	BCLY	12,720	11,765	–	(955)
JPY	Buy	12/03/2014	DEUT	5,726	5,349	–	(377)
JPY	Buy	12/03/2014	MSC	8,500	7,899	–	(601)
JPY	Buy	12/03/2014	SCB	9,373	8,664	–	(709)
JPY	Sell	12/03/2014	BCLY	67,425	62,663	4,762	–
JPY	Sell	12/03/2014	BOA	40,882	37,972	2,910	–
JPY	Sell	12/03/2014	CBK	31,738	29,487	2,251	–
JPY	Sell	12/03/2014	DEUT	5,954	5,644	310	–
JPY	Sell	12/17/2014	JPM	8,277	8,049	228	–
JPY	Sell	10/03/2014	UBS	1,103	1,103	–	–
Total						$11,653	$(2,650)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNY	BNY Mellon
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of September 30, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.3%
Consumer Staples	5.0
Energy	8.0
Financials	15.0
Health Care	14.5
Industrials	10.3
Information Technology	24.8
Materials	3.5
Services	1.0
Utilities	1.1
Total	97.5%
Short-Term Investments	1.8
Other Assets and Liabilities	0.7
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

7

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$112,260	$95,927	$16,333	$–
Banks	273,938	133,833	140,105	–
Capital Goods	534,494	400,533	133,961	–
Commercial and Professional Services	81,187	81,187	–	–
Consumer Durables and Apparel	146,162	131,251	14,911	–
Consumer Services	211,847	208,527	3,320	–
Diversified Financials	401,720	352,189	49,526	5
Energy	589,452	514,437	75,015	–
Food and Staples Retailing	77,703	68,749	8,954	–
Food, Beverage and Tobacco	266,307	188,135	78,172	–
Health Care Equipment and Services	206,110	206,110	–	–
Household and Personal Products	30,612	5,092	25,520	–
Insurance	358,141	320,839	37,302	–
Materials	258,201	180,761	77,440	–
Media	48,847	37,770	11,077	–
Pharmaceuticals, Biotechnology and Life Sciences	861,095	778,175	82,920	–
Real Estate	69,217	60,473	8,744	–
Retailing	510,846	473,927	14,075	22,844
Semiconductors and Semiconductor Equipment	526,691	468,699	57,992	–
Software and Services	717,955	695,985	11,289	10,681
Technology Hardware and Equipment	548,195	500,579	25,711	21,905
Telecommunication Services	72,846	28,426	44,420	–
Transportation	140,348	115,067	25,281	–
Utilities	77,811	50,086	27,725	–
Total	7,121,985	6,096,757	969,793	55,435
Preferred Stocks	34,940	–	10,789	24,151
Short-Term Investments	129,761	–	129,761	–
Total	$7,286,686	$6,096,757	$1,110,343	$79,586
Foreign Currency Contracts*	$11,653	$–	$11,653	$–
Total	$11,653	$–	$11,653	$–
Liabilities:
Foreign Currency Contracts*	$2,650	$–	$2,650	$–
Total	$2,650	$–	$2,650	$–

♦	For the nine-month period ended September 30, 2014, investments valued at $5,601 were transferred from Level 1 to Level 2, and investments valued at $3,829 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2014
Assets:
Common Stocks	$56,067	$—	$4,106	†	$—	$6,752	$(1,318)	$—	$(10,172)	$55,435
Preferred Stocks	—	—	(1,617	)‡	—	25,768	—	—	—	24,151
Warrants	147	—	—		—	—	—	—	(147)	—
Total	$56,214	$—	$2,489		$—	$32,520	$(1,318)	$—	$(10,319)	$79,586

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $4,106.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $(1,617).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

9

Hartford Disciplined Equity HLS Fund
Schedule of Investments
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.3%
	Banks - 3.2%
716	EverBank Financial Corp.	$12,647
162	PNC Financial Services Group, Inc.	13,849
		26,496
	Capital Goods - 4.6%
149	AMETEK, Inc.	7,500
89	Dover Corp.	7,121
107	Illinois Tool Works, Inc.	9,029
139	United Technologies Corp.	14,645
		38,295
	Commercial and Professional Services - 3.2%
149	Equifax, Inc.	11,110
139	Nielsen N.V.	6,143
149	Verisk Analytics, Inc. ●	9,072
		26,325
	Consumer Durables and Apparel - 2.4%
81	PVH Corp.	9,829
63	Ralph Lauren Corp.	10,361
		20,190
	Consumer Services - 1.0%
96	Starwood Hotels & Resorts, Inc.	7,972

	Diversified Financials - 2.6%
351	JP Morgan Chase & Co.	21,170

	Energy - 5.5%
99	Anadarko Petroleum Corp.	10,072
148	Chevron Corp.	17,708
78	EOG Resources, Inc.	7,760
159	Halliburton Co.	10,276
		45,816
	Food and Staples Retailing - 4.3%
132	Costco Wholesale Corp.	16,494
238	CVS Health Corp.	18,969
		35,463
	Food, Beverage and Tobacco - 4.1%
208	Altria Group, Inc.	9,544
441	Mondelez International, Inc.	15,096
105	Monster Beverage Corp. ●	9,593
		34,233
	Health Care Equipment and Services - 10.4%
93	Aetna, Inc.	7,511
128	Cerner Corp. ●	7,652
231	Envision Healthcare Holdings ●	8,024
95	McKesson Corp.	18,560
188	MEDNAX, Inc. ●	10,320
191	Omnicare, Inc.	11,869
158	UnitedHealth Group, Inc.	13,605
82	Zimmer Holdings, Inc.	8,201
		85,742
	Household and Personal Products - 2.2%
474	Coty, Inc.	7,846
144	Estee Lauder Co., Inc.	10,735
		18,581
	Insurance - 4.3%
153	ACE Ltd.	16,045
171	American International Group, Inc.	9,239
117	Aon plc	10,241
		35,525
	Materials - 2.9%
58	Airgas, Inc.	6,428
180	Crown Holdings, Inc. ●	8,024
45	Sherwin-Williams Co.	9,834
		24,286
	Media - 3.8%
270	Comcast Corp. Special Class A	14,442
199	DirecTV ●	17,227
		31,669
	Pharmaceuticals, Biotechnology and Life Sciences - 10.0%
45	Actavis plc ●	10,878
287	Bristol-Myers Squibb Co.	14,707
285	Eli Lilly & Co.	18,478
138	Gilead Sciences, Inc. ●	14,643
304	Merck & Co., Inc.	18,022
38	Salix Pharmaceuticals Ltd. ●	5,990
		82,718
	Retailing - 7.9%
32	AutoZone, Inc. ●	16,508
243	Dollar Tree, Inc. ●	13,630
245	Lowe's Cos., Inc.	12,982
144	Ross Stores, Inc.	10,863
191	TJX Cos., Inc.	11,325
		65,308
	Semiconductors and Semiconductor Equipment - 1.2%
289	Intel Corp.	10,059

	Software and Services - 14.9%
137	Accenture plc	11,116
518	Activision Blizzard, Inc.	10,772
190	Automatic Data Processing, Inc.	15,823
376	Genpact Ltd. ●	6,143
20	Google, Inc. Class A ●	11,574
20	Google, Inc. Class C ●	11,752
156	Intuit, Inc.	13,645
143	Jack Henry & Associates, Inc.	7,942
110	MasterCard, Inc.	8,145
449	Microsoft Corp.	20,800
98	Solera Holdings, Inc.	5,523
		123,235
	Technology Hardware and Equipment - 5.0%
208	Apple, Inc.	20,996
262	Cisco Systems, Inc.	6,584
187	Qualcomm, Inc.	13,991
		41,571
	Transportation - 1.5%
126	United Parcel Service, Inc. Class B	12,351

	Utilities - 4.3%
254	American Electric Power Co., Inc.	13,265
150	NextEra Energy, Inc.	14,087
146	Pinnacle West Capital Corp.	7,964
		35,316
	Total Common Stocks
	( Cost $656,263)	$822,321

	Total Long-Term Investments
	(Cost $656,263)	$822,321

1

Hartford Disciplined Equity HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 0.4%
Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $6, collateralized by U.S. Treasury Note 0.63%, 2017, value of $6)
$6	0.001%, 9/30/14		$6
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $623, collateralized by FHLMC 2.40%
- 4.50%, 2032 - 2044, FNMA 2.44% - 4.50%,
	2026 - 2044, value of $635)
623	0.001%, 9/30/14		623
Bank of Montreal TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $446,
collateralized by U.S. Treasury Bond 3.38% -
11.25%, 2015 - 2044, U.S. Treasury Note 0.13%
	- 4.63%, 2014 - 2024, value of $455)
446	0.001%, 9/30/14		446
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $142, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $145)
142	0.001%, 9/30/14		142
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $295, collateralized by U.S. Treasury Note 2.38%, 2024, value of $301)
295	0.01%, 9/30/14		295
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $515, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $525)
515	0.001%, 9/30/14		515
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $109, collateralized by U.S. Treasury
Bond 4.75% - 6.75%, 2026 - 2041, U.S.
Treasury Note 0.25% - 3.13%, 2015 - 2019,
	value of $111)
108	0.001%, 9/30/14		108
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $201,
collateralized by U.S. Treasury Bond 3.75%,
2043, U.S. Treasury Note 1.63% - 4.25%, 2014 -
	2019, value of $205)
201	0.001%, 9/30/14		201
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $925,
collateralized by FHLMC 3.50% - 4.00%, 2026 -
2043, FNMA 2.50% - 5.00%, 2025 - 2044, U.S.
	Treasury Note 2.13%, 2021, value of $943)
925	0.001%, 9/30/14		925
			3,261
	Total Short-Term Investments
	(Cost $3,261)		$3,261

	Total Investments
	(Cost $659,524) ▲	99.7%	$825,582
	Other Assets and Liabilities	0.3%	2,524
	Total Net Assets	100.0%	$828,106

2

Hartford Disciplined Equity HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $659,337 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$172,902
Unrealized Depreciation	(6,657)
Net Unrealized Appreciation	$166,245

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Diversification by Sector
as of September 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.1%
Consumer Staples	10.6
Energy	5.5
Financials	10.1
Health Care	20.4
Industrials	9.3
Information Technology	21.1
Materials	2.9
Utilities	4.3
Total	99.3%
Short-Term Investments	0.4
Other Assets and Liabilities	0.3
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary

September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$822,321	$822,321	$–	$–
Short-Term Investments	3,261	–	3,261	–
Total	$825,582	$822,321	$3,261	$–

♦	For the nine-month period ended September 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

3

Hartford Dividend and Growth HLS Fund
Schedule of Investments
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.7%
	Automobiles and Components - 1.7%
3,383	Ford Motor Co.	$50,028
549	Honda Motor Co., Ltd. ADR	18,826
		68,854
	Banks - 7.4%
459	Bank of Nova Scotia	28,374
775	PNC Financial Services Group, Inc.	66,338
693	US Bancorp	28,967
3,417	Wells Fargo & Co.	177,261
		300,940
	Capital Goods - 6.7%
176	Caterpillar, Inc.	17,462
258	Deere & Co.	21,162
536	Eaton Corp. plc	33,971
1,586	General Electric Co.	40,624
501	Honeywell International, Inc.	46,609
69	Lockheed Martin Corp.	12,608
437	Raytheon Co.	44,366
632	Textron, Inc.	22,729
326	United Technologies Corp.	34,471
		274,002
	Commercial and Professional Services - 1.9%
535	Equifax, Inc.	39,954
865	Nielsen N.V.	38,323
		78,277
	Consumer Services - 0.2%
137	Las Vegas Sands Corp.	8,499

	Diversified Financials - 6.7%
205	Ameriprise Financial, Inc.	25,278
1,802	Bank of America Corp.	30,719
179	BlackRock, Inc.	58,684
929	Citigroup, Inc.	48,118
1,813	JP Morgan Chase & Co.	109,237
		272,036
	Energy - 10.4%
580	Anadarko Petroleum Corp.	58,803
945	Chevron Corp.	112,713
1,079	Exxon Mobil Corp.	101,517
425	Halliburton Co.	27,393
501	Imperial Oil Ltd.	23,656
532	Marathon Oil Corp.	20,002
184	Phillips 66	14,980
287	Schlumberger Ltd.	29,200
559	Suncor Energy, Inc.	20,205
247	Total S.A. ADR	15,932
		424,401
	Food and Staples Retailing - 2.9%
939	CVS Health Corp.	74,739
547	Wal-Mart Stores, Inc.	41,822
		116,561
	Food, Beverage and Tobacco - 2.8%
270	Kraft Foods Group, Inc.	15,231
644	Mondelez International, Inc.	22,072
471	Philip Morris International, Inc.	39,257
979	Unilever N.V. Class NY ADR	38,838
		115,398
	Health Care Equipment and Services - 4.1%
772	Cardinal Health, Inc.	57,820
1,069	Medtronic, Inc.	66,229
505	UnitedHealth Group, Inc.	43,594
		167,643
	Household and Personal Products - 1.0%
486	Procter & Gamble Co.	40,721

	Insurance - 7.0%
704	ACE Ltd.	73,874
375	Aflac, Inc.	21,856
591	Marsh & McLennan Cos., Inc.	30,917
737	MetLife, Inc.	39,602
787	Principal Financial Group, Inc.	41,300
861	Prudential Financial, Inc.	75,701
		283,250
	Materials - 2.3%
782	Dow Chemical Co.	41,012
753	Goldcorp, Inc.	17,346
758	International Paper Co.	36,173
		94,531
	Media - 3.6%
2,053	Comcast Corp. Class A	110,410
40	Time Warner, Inc.	3,012
395	Walt Disney Co.	35,199
		148,621
	Pharmaceuticals, Biotechnology and Life Sciences - 12.9%
750	AstraZeneca plc ADR	53,578
1,185	Bristol-Myers Squibb Co.	60,657
1,095	Eli Lilly & Co.	70,978
872	Johnson & Johnson	92,978
2,511	Merck & Co., Inc.	148,865
2,176	Pfizer, Inc.	64,343
950	Zoetis, Inc.	35,116
		526,515
	Retailing - 1.3%
997	Lowe's Cos., Inc.	52,757

	Semiconductors and Semiconductor Equipment - 3.6%
577	Altera Corp.	20,644
515	Analog Devices, Inc.	25,475
2,315	Intel Corp.	80,620
455	Texas Instruments, Inc.	21,704
		148,443
	Software and Services - 7.3%
759	Accenture plc	61,704
177	IBM Corp.	33,600
2,472	Microsoft Corp.	114,583
761	Oracle Corp.	29,122
1,349	Symantec Corp.	31,717
1,991	Xerox Corp.	26,347
		297,073
	Technology Hardware and Equipment - 3.8%
614	Apple, Inc.	61,828
2,423	Cisco Systems, Inc.	60,980
438	Qualcomm, Inc.	32,762
		155,570
	Telecommunication Services - 2.7%
2,233	Verizon Communications, Inc.	111,624

	Transportation - 4.5%
1,430	CSX Corp.	45,847

1

Hartford Dividend and Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 97.7% - (continued)
	Transportation - 4.5% - (continued)
1,003	Delta Air Lines, Inc.		$36,267
242	FedEx Corp.		39,064
631	United Parcel Service, Inc. Class B		61,979
			183,157
	Utilities - 2.9%
455	Dominion Resources, Inc.		31,468
725	Exelon Corp.		24,722
506	NextEra Energy, Inc.		47,507
430	NRG Energy, Inc.		13,114
			116,811
	Total Common Stocks
	( Cost $2,685,145)		$3,985,684

	Total Long-Term Investments
	(Cost $2,685,145)		$3,985,684

Short-Term Investments - 1.2%
Repurchase Agreements - 1.2%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $91, collateralized by U.S. Treasury Note 0.63%, 2017, value of $93)
$90	0.001%, 9/30/14		$90
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $9,017, collateralized by FHLMC
2.40% - 4.50%, 2032 - 2044, FNMA 2.44% -
	4.50%, 2026 - 2044, value of $9,197)
9,017	0.001%, 9/30/14		9,017
Bank of Montreal TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$6,457, collateralized by U.S. Treasury Bond
3.38% - 11.25%, 2015 - 2044, U.S. Treasury
Note 0.13% - 4.63%, 2014 - 2024, value of
	$6,586)
6,457	0.001%, 9/30/14		6,457
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $2,053, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $2,094)
2,053	0.001%, 9/30/14		2,053
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $4,266, collateralized by U.S. Treasury Note 2.38%, 2024, value of $4,351)
4,266	0.01%, 9/30/14		4,266
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $7,454, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $7,604)
7,454	0.001%, 9/30/14		7,454
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $1,573, collateralized by U.S.
Treasury Bond 4.75% - 6.75%, 2026 - 2041,
U.S. Treasury Note 0.25% - 3.13%, 2015 -
	2019, value of $1,604)
1,573	0.001%, 9/30/14		1,573
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$2,907, collateralized by U.S. Treasury Bond
3.75%, 2043, U.S. Treasury Note 1.63% -
	4.25%, 2014 - 2019, value of $2,965)
2,907	0.001%, 9/30/14		2,907
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$13,390, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 2.13%, 2021,
	value of $13,657)
13,390	0.001%, 9/30/14		13,390
			47,207
	Total Short-Term Investments
	(Cost $47,207)		$47,207
	Total Investments
	(Cost $2,732,352) ▲	98.9%	$4,032,891
	Other Assets and Liabilities	1.1%	43,031
	Total Net Assets	100.0%	$4,075,922

2

Hartford Dividend and Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $2,736,397 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,318,512
Unrealized Depreciation	(22,018)
Net Unrealized Appreciation	$1,296,494

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Diversification by Sector

as of September 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	6.8%
Consumer Staples	6.7
Energy	10.4
Financials	21.1
Health Care	17.0
Industrials	13.1
Information Technology	14.7
Materials	2.3
Services	2.7
Utilities	2.9
Total	97.7%
Short-Term Investments	1.2
Other Assets and Liabilities	1.1
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary

September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$3,985,684	$3,985,684	$–	$–
Short-Term Investments	47,207	–	47,207	–
Total	$4,032,891	$3,985,684	$47,207	$–

♦	For the nine-month period ended September 30, 2014, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

3

Hartford Global Growth HLS Fund
Schedule of Investments
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.6%
	Automobiles and Components - 0.5%
43	Delphi Automotive plc	$2,614

	Banks - 2.1%
195	Banco Bilbao Vizcaya Argentaria S.A.	2,346
195	Banco Bilbao Vizcaya Argentaria S.A. Rights	19
41	BNP Paribas	2,731
52	ICICI Bank Ltd.	2,529
412	Mitsubishi UFJ Financial Group, Inc.	2,323
		9,948
	Capital Goods - 6.6%
138	ABB Ltd. ADR	3,089
26	Honeywell International, Inc.	2,393
22	Lockheed Martin Corp.	4,111
472	Mitsubishi Heavy Industries Ltd.	3,038
24	Northrop Grumman Corp.	3,211
52	Safran S.A.	3,391
29	Schneider Electric S.A.	2,261
57	Sensata Technologies Holding N.V. ●	2,543
8	SMC Corp. of America	2,295
73	Textron, Inc.	2,643
33	Wabco Holdings, Inc. ●	3,038
		32,013
	Commercial and Professional Services - 0.6%
37	Equifax, Inc.	2,774

	Consumer Durables and Apparel - 2.1%
42	JD.com, Inc. ●	1,095
51	Pandora A/S	3,992
158	Pulte Group, Inc.	2,784
135	Sony Corp.	2,417
		10,288
	Consumer Services - 3.1%
172	Compass Group plc ●	2,774
224	Galaxy Entertainment Group Ltd.	1,299
95	MGM Resorts International ●	2,165
511	Sands China Ltd.	2,667
36	Starbucks Corp.	2,696
44	Wyndham Worldwide Corp.	3,558
		15,159
	Diversified Financials - 7.9%
75	American Express Co.	6,591
32	Ameriprise Financial, Inc.	4,009
20	BlackRock, Inc.	6,657
56	Discover Financial Services	3,627
562	Henderson Group plc	1,835
51	JP Morgan Chase & Co.	3,057
66	Julius Baer Group Ltd.	2,950
39	Moody's Corp.	3,678
55	MSCI, Inc. ●	2,581
93	SEI Investments Co.	3,373
		38,358
	Energy - 3.6%
106	Cobalt International Energy, Inc. ●	1,442
27	EOG Resources, Inc.	2,640
60	Halliburton Co.	3,862
86	MEG Energy Corp. ●	2,652
19	Pioneer Natural Resources Co.	3,720
29	Schlumberger Ltd.	2,993
		17,309
	Food and Staples Retailing - 2.3%
99	CVS Health Corp.	7,886
83	Seven & I Holdings Co., Ltd.	3,205
		11,091
	Food, Beverage and Tobacco - 6.7%
69	Altria Group, Inc.	3,160
76	Anheuser-Busch InBev N.V.	8,411
68	British American Tobacco plc	3,849
96	Diageo Capital plc	2,768
76	Imperial Tobacco Group plc	3,268
28	Keurig Green Mountain, Inc.	3,643
62	Lorillard, Inc.	3,718
40	Monster Beverage Corp. ●	3,689
		32,506
	Health Care Equipment and Services - 1.2%
36	Aetna, Inc.	2,952
49	Medtronic, Inc.	3,036
		5,988
	Insurance - 5.4%
114	American International Group, Inc.	6,166
31	Aon plc	2,718
113	Assured Guaranty Ltd.	2,502
178	BB Seguridade Participacoes	2,353
1,872	PICC Property and Casualty Co., Ltd.	3,320
145	Prudential plc	3,227
58	Sampo Oyj Class A	2,791
282	St. James's Place Capital plc	3,330
		26,407
	Materials - 1.5%
195	Cemex S.A.B. de C.V. ADR	2,542
35	HeidelbergCement AG	2,300
212	James Hardie Industries plc	2,219
		7,061
	Media - 3.5%
60	Comcast Corp. Class A	3,237
36	DirecTV ●	3,141
313	Sky Deutschland AG ●	2,646
90	Twenty-First Century Fox, Inc.	3,100
29	Walt Disney Co.	2,582
115	WPP plc	2,313
		17,019
	Pharmaceuticals, Biotechnology and Life Sciences - 14.2%
29	Actelion Ltd.	3,343
74	AstraZeneca plc	5,272
14	Biogen Idec, Inc. ●	4,549
165	Bristol-Myers Squibb Co.	8,433
40	Celgene Corp. ●	3,765
90	Gilead Sciences, Inc. ●	9,581
127	Merck & Co., Inc.	7,553
93	Novo Nordisk A/S	4,418
13	Regeneron Pharmaceuticals, Inc. ●	4,580
37	Roche Holding AG	10,925
38	UCB S.A.	3,431
27	Vertex Pharmaceuticals, Inc. ●	3,057
		68,907
	Real Estate - 0.7%
36	American Tower Corp. REIT	3,402

	Retailing - 3.8%
8	Amazon.com, Inc. ●	2,493
156	Lowe's Cos., Inc.	8,270

1

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.6% - (continued)
	Retailing - 3.8% - (continued)
6	Priceline (The) Group, Inc. ●	$7,399
6	Zalando SE ●	151
		18,313
	Semiconductors and Semiconductor Equipment - 2.2%
142	Arm Holdings plc	2,075
235	Infineon Technologies AG	2,424
182	MediaTek, Inc.	2,689
95	Micron Technology, Inc. ●	3,247
		10,435
	Software and Services - 20.0%
167	Activision Blizzard, Inc.	3,468
47	Adobe Systems, Inc. ●	3,274
58	Akamai Technologies, Inc. ●	3,444
31	Alibaba Group Holding Ltd. ●	2,781
47	Automatic Data Processing, Inc.	3,879
34	Baidu, Inc. ADR ●	7,315
45	Check Point Software Technologies Ltd. ADR ●	3,139
118	Cognizant Technology Solutions Corp. ●	5,265
4	Dropbox, Inc. ⌂●†	59
81	Facebook, Inc. ●	6,376
46	Gartner, Inc. Class A ●	3,398
45	Global Payments, Inc.	3,120
8	Google, Inc. Class A ●	4,430
21	Google, Inc. Class C ●	11,856
39	Intuit, Inc.	3,403
53	Jack Henry & Associates, Inc.	2,933
59	MasterCard, Inc.	4,397
142	Microsoft Corp.	6,598
110	Oracle Corp.	4,211
49	Salesforce.com, Inc. ●	2,820
92	Vantiv, Inc. ●	2,841
23	Visa, Inc.	4,956
46	Yelp, Inc. ●	3,112
		97,075
	Technology Hardware and Equipment - 7.3%
154	Apple, Inc.	15,556
107	Cisco Systems, Inc.	2,687
30	F5 Networks, Inc. ●	3,526
453	Hitachi Ltd.	3,460
40	Largan Precision Co., Ltd.	2,840
2,357	Lenovo Group Ltd.	3,510
38	SanDisk Corp.	3,760
		35,339
	Telecommunication Services - 1.1%
36	SoftBank Corp.	2,521
94	T-Mobile US, Inc. ●	2,712
		5,233
	Transportation - 1.8%
18	FedEx Corp.	2,918
25	Kansas City Southern	2,980
56	United Continental Holdings, Inc. ●	2,602
		8,500
	Utilities - 0.4%
266	ENN Energy Holdings Ltd.	1,741

	Total Common Stocks
	(Cost $387,315)	$477,480

Preferred Stocks - 0.5%
	Automobiles and Components - 0.5%
11	Volkswagen AG N.V.	$2,224

	Technology Hardware and Equipment - 0.0%
2	Pure Storage, Inc. ⌂●†	34

	Total Preferred Stocks
	(Cost $2,576)	$2,258

Warrants - 0.0%
	Diversified Financials - 0.0%
16	Atlas Mara Co-Nvest Ltd.	$16

	Total Warrants
	(Cost $–)	$16

	Total Long-Term Investments
	(Cost $389,891)	$479,754

Short-Term Investments - 0.8%
Repurchase Agreements - 0.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $8, collateralized by U.S. Treasury Note 0.63%, 2017, value of $8)
$8	0.001%, 9/30/14	$8
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $780, collateralized by FHLMC 2.40%
- 4.50%, 2032 - 2044, FNMA 2.44% - 4.50%,
	2026 - 2044, value of $795)
780	0.001%, 9/30/14	780
Bank of Montreal TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $558,
collateralized by U.S. Treasury Bond 3.38% -
11.25%, 2015 - 2044, U.S. Treasury Note 0.13%
	- 4.63%, 2014 - 2024, value of $569)
558	0.001%, 9/30/14	558
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $177, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $181)
177	0.001%, 9/30/14	177
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $369, collateralized by U.S. Treasury Note 2.38%, 2024, value of $376)
369	0.01%, 9/30/14	369
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $644, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $657)
644	0.001%, 9/30/14	644

2

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 0.8% - (continued)
Repurchase Agreements - 0.8% - (continued)
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $136, collateralized by U.S. Treasury
Bond 4.75% - 6.75%, 2026 - 2041, U.S.
Treasury Note 0.25% - 3.13%, 2015 - 2019,
	value of $139)
$136	0.001%, 9/30/14		$136
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $251,
collateralized by U.S. Treasury Bond 3.75%,
2043, U.S. Treasury Note 1.63% - 4.25%, 2014 -
	2019, value of $256)
251	0.001%, 9/30/14		251
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$1,158, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2043, FNMA 2.50% - 5.00%, 2025 -
	2044, U.S. Treasury Note 2.13%, 2021, value of $1,181)
1,158	0.001%, 9/30/14		1,158
			4,081
	Total Short-Term Investments
	(Cost $4,081)		$4,081

	Total Investments
	(Cost $393,972) ▲	99.9%	$483,835
	Other Assets and Liabilities	0.1%	338
	Total Net Assets	100.0%	$484,173

3

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $395,015 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$95,909
Unrealized Depreciation	(7,089)
Net Unrealized Appreciation	$88,820

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2014, the aggregate value of these securities was $93, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2012	4	Dropbox, Inc.	$36
04/2014	2	Pure Storage, Inc. Preferred	37

At September 30, 2014, the aggregate value of these securities was $93, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	10/01/2014	JPM	$39	$39	$–	$–
EUR	Buy	10/02/2014	GSC	151	151	–	–
JPY	Buy	10/02/2014	BOA	235	234	–	(1)
JPY	Sell	10/01/2014	JPM	286	285	1	–
SEK	Sell	10/01/2014	JPM	728	733	–	(5)
Total						$1	$(6)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
AUD	Australian Dollar
EUR	EURO
JPY	Japanese Yen
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

4

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Diversification by Country

as of September 30, 2014

Percentage of
Country	Net Assets
Belgium	2.4%
Brazil	0.5
British Virgin Islands	0.0
Canada	0.6
China	4.1
Denmark	1.7
Finland	0.6
France	1.7
Germany	2.0
Hong Kong	0.8
India	0.5
Ireland	0.5
Israel	0.7
Japan	4.0
Mexico	0.5
Spain	0.5
Switzerland	4.2
Taiwan	1.1
United Kingdom	6.9
United States	65.8
Short-Term Investments	0.8
Other Assets and Liabilities	0.1
Total	100.0%

5

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$2,614	$2,614	$–	$–
Banks	9,948	2,548	7,400	–
Capital Goods	32,013	17,939	14,074	–
Commercial and Professional Services	2,774	2,774	–	–
Consumer Durables and Apparel	10,288	3,879	6,409	–
Consumer Services	15,159	8,419	6,740	–
Diversified Financials	38,358	33,573	4,785	–
Energy	17,309	17,309	–	–
Food and Staples Retailing	11,091	7,886	3,205	–
Food, Beverage and Tobacco	32,506	14,210	18,296	–
Health Care Equipment and Services	5,988	5,988	–	–
Insurance	26,407	13,739	12,668	–
Materials	7,061	2,542	4,519	–
Media	17,019	12,060	4,959	–
Pharmaceuticals, Biotechnology and Life Sciences	68,907	41,518	27,389	–
Real Estate	3,402	3,402	–	–
Retailing	18,313	18,313	–	–
Semiconductors and Semiconductor Equipment	10,435	3,247	7,188	–
Software and Services	97,075	97,016	–	59
Technology Hardware and Equipment	35,339	25,529	9,810	–
Telecommunication Services	5,233	2,712	2,521	–
Transportation	8,500	8,500	–	–
Utilities	1,741	–	1,741	–
Total	477,480	345,717	131,704	59
Preferred Stocks	2,258	–	2,224	34
Warrants	16	16	–	–
Short-Term Investments	4,081	–	4,081	–
Total	$483,835	$345,733	$138,009	$93
Foreign Currency Contracts*	$1	$–	$1	$–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts*	$6	$–	$6	$–
Total	$6	$–	$6	$–

♦	For the nine-month period ended September 30, 2014, investments valued at $3,131 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

6

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2014
Assets:
Common Stocks	$—	$—	$22	*	$—	$37	$—	$—	$—	$59
Preferred Stocks	—	—	(4	)†	—	38	—	—	—	34
Total	$—	$—	$18		$—	$75	$—	$—	$—	$93

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $22.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $(4).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

Hartford Healthcare HLS Fund
Schedule of Investments
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.0%
	Biotechnology - 24.5%
23	Acorda Therapeutics, Inc. ●	$772
154	Alkermes plc ●	6,609
42	Alnylam Pharmaceuticals, Inc. ●	3,300
130	Anacor Pharmaceuticals, Inc. ●	3,192
572	Arena Pharmaceuticals, Inc. ●	2,395
201	BioCryst Pharmaceuticals, Inc. ●	1,965
8	Biogen Idec, Inc. ●	2,525
64	Cepheid, Inc. ●	2,818
25	Cubist Pharmaceuticals, Inc. ●	1,675
47	Exelixis, Inc. ●	72
29	Foundation Medicine, Inc. ●	545
182	Gilead Sciences, Inc. ●	19,352
131	Glycomimetics, Inc. ●	911
67	Incyte Corp. ●	3,270
43	Innate Pharma S.A. ●	419
127	Ironwood Pharmaceuticals, Inc. ●	1,648
3	Kite Pharma, Inc. ●	89
157	NPS Pharmaceuticals, Inc. ●	4,070
12	Otonomy, Inc. ●	279
21	Portola Pharmaceuticals, Inc. ●	537
29	PTC Therapeutics, Inc. ●	1,287
27	Regeneron Pharmaceuticals, Inc. ●	9,816
244	Rigel Pharmaceuticals, Inc. ●	473
36	Seattle Genetics, Inc. ●	1,348
92	Tesaro, Inc. ●	2,477
87	Tetraphase Pharmaceuticals, Inc. ●	1,736
20	Trevana, Inc. ●	130
2	Ultragenyx Pharmaceutical, Inc. ●	85
1	Versartis, Inc. ●	28
48	Vertex Pharmaceuticals, Inc. ●	5,403
		79,226
	Drug Retail - 2.8%
73	CVS Health Corp.	5,786
57	Walgreen Co.	3,359
		9,145
	Health Care Distributors - 5.2%
79	Cardinal Health, Inc.	5,937
57	McKesson Corp.	11,010
		16,947
	Health Care Equipment - 17.4%
126	Abbott Laboratories	5,220
62	AtriCure, Inc. ●	914
470	Boston Scientific Corp. ●	5,546
109	Covidien plc	9,422
132	Globus Medical, Inc. ●	2,592
26	Heartware International, Inc. ●	1,990
199	K2M Group Holdings, Inc. ●	2,877
133	Medtronic, Inc.	8,236
46	Ocular Therapeutix, Inc. ●	685
95	St. Jude Medical, Inc.	5,711
57	Stryker Corp.	4,620
27	T2 Biosystems, Inc. ●	487
122	Tornier N.V. ●	2,905
121	TriVascular Techonologies, Inc. ●	1,748
31	Zimmer Holdings, Inc.	3,159
		56,112
	Health Care Facilities - 5.5%
46	Acadia Healthcare Co., Inc. ●	2,234
117	HCA Holdings, Inc. ●	8,273
198	NMC Health plc	1,528
831	Phoenix Healthcare Group Co., Ltd.	1,319
276	Spire Healthcare Group plc ●	1,292
31	Universal Health Services, Inc. Class B	3,229
		17,875
	Health Care Services - 2.5%
84	Al Noor Hospitals Group	1,386
99	Envision Healthcare Holdings ●	3,439
43	Express Scripts Holding Co. ●	3,036
8	iKang Healthcare Group, Inc. ●	160
		8,021
	Health Care Supplies - 0.7%
50	Dentsply International, Inc.	2,270

	Health Care Technology - 1.7%
140	Allscripts Healthcare Solutions, Inc. ●	1,884
12	athenahealth, Inc. ●	1,584
80	IMS Health Holdings, Inc. ●	2,103
		5,571
	Internet Software and Services - 0.3%
73	Everyday Health, Inc. ●	1,023

	Life Sciences Tools and Services - 2.4%
43	Agilent Technologies, Inc.	2,474
14	Covance, Inc. ●	1,117
11	MorphoSys AG ●	1,122
24	Thermo Fisher Scientific, Inc.	2,894
		7,607
	Managed Health Care - 5.9%
112	Aetna, Inc.	9,041
68	CIGNA Corp.	6,208
68	Qualicorp S.A. ●	671
36	UnitedHealth Group, Inc.	3,101
		19,021
	Pharmaceuticals - 28.2%
69	Actavis plc ●	16,595
137	Aerie Pharmaceuticals, Inc. ●	2,828
37	Almirall S.A. ●	548
85	AstraZeneca plc ADR	6,051
363	Bristol-Myers Squibb Co.	18,597
123	Daiichi Sankyo Co., Ltd.	1,930
19	Dr. Reddy's Laboratories Ltd. ADR	1,012
48	Eisai Co., Ltd.	1,949
92	Eli Lilly & Co.	5,961
34	Hospira, Inc. ●	1,750
27	Johnson & Johnson	2,884
98	Medicines Co. ●	2,177
83	MediWound Ltd. ●	517
98	Merck & Co., Inc.	5,811
81	Mylan, Inc. ●	3,678
16	Ono Pharmaceutical Co., Ltd.	1,421
10	Salix Pharmaceuticals Ltd. ●	1,541
205	Shionogi & Co., Ltd.	4,713
86	Teva Pharmaceutical Industries Ltd. ADR	4,645
40	UCB S.A.	3,634
137	Xenoport, Inc. ●	736
61	Zoetis, Inc.	2,242
		91,220

1

Hartford Healthcare HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 98.0% - (continued)
	Research and Consulting Services - 0.9%
54	Quintiles Transnational Holdings ●		$3,030

	Total Common Stocks
	(Cost $213,952)		$317,068

	Total Long-Term Investments
	(Cost $213,952)		$317,068

Short-Term Investments - 2.0%
	Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $12, collateralized by U.S. Treasury Note 0.63%, 2017, value of $13)
$12	0.001%, 9/30/14		$12
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $1,233, collateralized by FHLMC
2.40% - 4.50%, 2032 - 2044, FNMA 2.44% -
	4.50%, 2026 - 2044, value of $1,258)
1,233	0.001%, 9/30/14		1,233
Bank of Montreal TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $883,
collateralized by U.S. Treasury Bond 3.38% -
 11.25%, 2015 - 2044, U.S. Treasury Note 0.13%
	- 4.63%, 2014 - 2024, value of $901)
883	0.001%, 9/30/14		883
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $281, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $286)
281	0.001%, 9/30/14		281
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $584, collateralized by U.S. Treasury Note 2.38%, 2024, value of $595)
584	0.01%, 9/30/14		584
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $1,020, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $1,040)
1,020	0.001%, 9/30/14		1,020
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $215, collateralized by U.S. Treasury
Bond 4.75% - 6.75%, 2026 - 2041, U.S.
Treasury Note 0.25% - 3.13%, 2015 - 2019,
	value of $219)
215	0.001%, 9/30/14		215
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $398,
collateralized by U.S. Treasury Bond 3.75%,
2043, U.S. Treasury Note 1.63% - 4.25%, 2014 -
	2019, value of $406)
398	0.001%, 9/30/14		398
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$1,831, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2043, FNMA 2.50% - 5.00%, 2025 -
2044, U.S. Treasury Note 2.13%, 2021, value of
	$1,868)
1,831	0.001%, 9/30/14		1,831
			6,457
	Total Short-Term Investments
	(Cost $6,457)		$6,457

	Total Investments
	(Cost $220,409) ▲	100.0%	$323,525
	Other Assets and Liabilities	–%	57
	Total Net Assets	100.0%	$323,582

2

Hartford Healthcare HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $221,926 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$108,005
Unrealized Depreciation	(6,406)
Net Unrealized Appreciation	$101,599

●	Non-income producing.

Foreign Currency Contracts Outstanding at September 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
GBP	Sell	10/02/2014	MSC	$6	$6	$–	$–
GBP	Sell	10/03/2014	UBS	16	16	–	–
JPY	Sell	12/17/2014	JPM	5,059	4,920	139	–
Total						$139	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
GBP	British Pound
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Diversification by Sector
as of September 30, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Staples	2.8%
Health Care	94.0
Industrials	0.9
Information Technology	0.3
Total	98.0%
Short-Term Investments	2.0
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

Hartford Healthcare HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$317,068	$300,013	$17,055	$–
Short-Term Investments	6,457	–	6,457	–
Total	$323,525	$300,013	$23,512	$–
Foreign Currency Contracts *	$139	$–	$139	$–
Total	$139	$–	$139	$–

♦	For the nine-month period ended September 30, 2014, investments valued at $1,932 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
	1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
	2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
	3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

Hartford High Yield HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Asset and Commercial Mortgage Backed Securities - 0.0%
		Finance and Insurance - 0.0%
		Soundview NIM Trust
	$2,490	0.00%, 12/25/2036 ■●	$—

		Total Asset and Commercial Mortgage Backed Securities
		(Cost $2,479)	$—

Corporate Bonds - 91.7%
		Administrative, Support, Waste Management and Remediation Services - 1.9%
		Carlson Travel Holdings, Inc.
	$470	7.50%, 08/15/2019 ■	$475
		Carlson Wagonlit B.V.
	1,675	6.88%, 06/15/2019 ■	1,754
		Casella Waste Systems, Inc.
	1,665	7.75%, 02/15/2019	1,669
		Equinix, Inc.
	165	4.88%, 04/01/2020	163
	2,050	7.00%, 07/15/2021	2,196
		ServiceMaster (The) Co.
	2,091	7.00%, 08/15/2020	2,175
			8,432
		Arts, Entertainment and Recreation - 6.0%
		AMC Entertainment, Inc.
	3,269	9.75%, 12/01/2020	3,600
		CCO Holdings LLC
	120	5.13%, 02/15/2023	115
	95	5.25%, 09/30/2022	93
	545	5.75%, 09/01/2023	542
	4,042	7.38%, 06/01/2020	4,275
		Cequel Communications Holdings I LLC
	2,510	5.13%, 12/15/2021 ■	2,403
		Emdeon, Inc.
	1,640	11.00%, 12/31/2019	1,825
		Gannett Co., Inc.
	1,315	4.88%, 09/15/2021 ■	1,272
	4,390	5.13%, 10/15/2019 ■	4,434
	250	5.50%, 09/15/2024 ■	246
		Gray Television, Inc.
	2,966	7.50%, 10/01/2020	3,033
		NBC Universal Enterprise
	2,180	5.25%, 12/19/2049 ■	2,267
		Sirius XM Radio, Inc.
	860	4.25%, 05/15/2020 ■	823
	2,420	4.63%, 05/15/2023 ■	2,251
			27,179
		Chemical Manufacturing - 2.5%
		Hexion Specialty Chemicals
	3,055	8.88%, 02/01/2018	3,113
		Hexion U.S. Finance Corp.
	1,245	6.63%, 04/15/2020	1,251
		Ineos Group Holdings plc
	4,860	5.88%, 02/15/2019 ■	4,787
	2,040	6.13%, 08/15/2018 ■	2,035
			11,186
		Computer and Electronic Product Manufacturing - 3.2%
		Alcatel-Lucent USA, Inc.
	2,430	6.75%, 11/15/2020 ■	2,466
		CDW Escrow Corp.
	1,842	8.50%, 04/01/2019	1,953
		CDW LLC / CDW Finance Corp.
	1,780	6.00%, 08/15/2022	1,847
		Freescale Semiconductor, Inc.
	4,895	6.00%, 01/15/2022 ■	4,968
		Lucent Technologies, Inc.
	2,681	6.45%, 03/15/2029	2,527
	765	6.50%, 01/15/2028	721
			14,482
		Construction - 5.4%
		K Hovnanian Enterprises, Inc.
	1,705	7.00%, 01/15/2019 ■	1,671
	1,775	9.13%, 11/15/2020 ■	1,921
		KB Home
	2,206	7.50%, 09/15/2022	2,360
	2,930	8.00%, 03/15/2020	3,223
		Lennar Corp.
	5,590	4.75%, 12/15/2017 - 11/15/2022	5,680
		M/I Homes, Inc.
	566	3.00%, 03/01/2018 β	570
		MPH Acquisition Holdings LLC
	1,785	6.63%, 04/01/2022 ■	1,803
		Paragon Offshore Ltd.
	3,510	6.75%, 07/15/2022 ■	2,966
		Ply Gem Industries, Inc.
	4,000	6.50%, 02/01/2022	3,800
		Pulte Homes, Inc.
	615	6.38%, 05/15/2033	614
			24,608
		Fabricated Metal Product Manufacturing - 0.7%
		Entegris, Inc.
	2,665	6.00%, 04/01/2022 ■	2,705
		Masco Corp.
	320	7.13%, 03/15/2020	368
			3,073
		Finance and Insurance - 9.3%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	3,600	7.00%, 12/29/2049 §	4,793
		Barclays Bank plc
	3,640	8.25%, 12/15/2018 ♠β	3,736
		CIT Group, Inc.
	2,261	5.25%, 03/15/2018	2,329
		Credit Agricole S.A.
	1,015	7.88%, 01/23/2024 ■♠	1,025
		Credit Suisse Group AG
	1,400	7.50%, 12/11/2023 ■♠	1,470
		Nationstar Mortgage LLC
	6,335	6.50%, 08/01/2018 - 07/01/2021	6,179
		Nuveen Investments, Inc.
	1,850	9.13%, 10/15/2017 ■	1,979
		Provident Funding Associates L.P.
	5,300	6.75%, 06/15/2021 ■	5,247
		Royal Bank of Scotland Group plc
	2,520	6.99%, 10/05/2017 ■♠	2,884
	1,000	7.64%, 09/27/2017 ♠Δ	1,057

1

Hartford High Yield HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 91.7% - (continued)
		Finance and Insurance - 9.3% - (continued)
		Societe Generale
	$1,355	6.00%, 01/27/2020 ■♠	$1,241
	3,780	7.88%, 12/18/2023 ■♠	3,780
	1,600	8.25%, 11/29/2018 §♠	1,645
		SoftBank Corp.
	2,825	4.50%, 04/15/2020 ■	2,818
		TMX Finance LLC
	1,750	8.50%, 09/15/2018 ■	1,741
			41,924
		Food Services - 1.2%
		ARAMARK Corp.
	3,825	5.75%, 03/15/2020 ‡	3,921
		CEC Entertainment, Inc.
	1,595	8.00%, 02/15/2022 ■	1,491
			5,412
		Health Care and Social Assistance - 9.9%
		Alere, Inc.
	2,340	6.50%, 06/15/2020	2,328
		AmSurg Corp.
	1,325	5.63%, 07/15/2022 ■	1,312
		Biomet, Inc.
	2,710	6.50%, 08/01/2020 - 10/01/2020	2,860
		Community Health Systems, Inc.
	2,076	5.13%, 08/15/2018	2,133
	5,080	6.88%, 02/01/2022 ■	5,283
	2,935	7.13%, 07/15/2020	3,111
		Cubist Pharmaceuticals
	707	1.88%, 09/01/2020 β	787
		Envision Healthcare Corp.
	1,040	5.13%, 07/01/2022 ■	1,024
		Grifols Worldwide Operations Ltd.
	1,155	5.25%, 04/01/2022 ■	1,141
		HCA Holdings, Inc.
	1,835	6.25%, 02/15/2021	1,918
	5,919	7.50%, 11/15/2095	5,564
		InVentiv Health, Inc.
	730	9.00%, 01/15/2018 ■	757
		Pinnacle Merger Sub, Inc.
	3,180	9.50%, 10/01/2023 ■	3,466
		Salix Pharmaceuticals Ltd.
	4,500	6.00%, 01/15/2021 ■	4,871
		Savient Pharmaceuticals, Inc.
	3,885	0.00%, 02/01/2018 Ω	5
		Tenet Healthcare Corp.
	3,030	5.00%, 03/01/2019 ■	2,992
	3,425	8.13%, 04/01/2022	3,759
		Wellcare Health Plans, Inc.
	1,255	5.75%, 11/15/2020	1,277
			44,588
		Information - 22.2%
		Activision Blizzard, Inc.
	6,152	5.63%, 09/15/2021 ■	6,398
	910	6.13%, 09/15/2023 ■	967
		Altice Financing S.A.
	885	6.50%, 01/15/2022 ■	907
	1,500	7.88%, 12/15/2019 ■	1,599
	295	8.13%, 01/15/2024 ■	316
	1,080	9.88%, 12/15/2020 ■	1,210
		Audatex North America, Inc.
	3,440	6.00%, 06/15/2021 ■	3,526
		DISH DBS Corp.
	2,170	5.00%, 03/15/2023	2,082
	3,725	5.88%, 07/15/2022	3,799
	945	6.75%, 06/01/2021	1,016
	3,861	7.88%, 09/01/2019	4,363
		First Data Corp.
	1,169	6.75%, 11/01/2020 ■	1,239
	2,895	7.38%, 06/15/2019 ■	3,047
	4,130	8.25%, 01/15/2021 ■	4,378
	515	14.50%, 09/24/2019 ■Þ	541
		Infor Software Parent LLC
	3,710	7.13%, 05/01/2021 ■	3,673
		Infor US, Inc.
	1,890	9.38%, 04/01/2019	2,041
		Intelsat Jackson Holdings S.A.
	2,330	6.63%, 12/15/2022	2,353
		Intelsat Luxembourg S.A.
	695	6.75%, 06/01/2018	714
	6,550	7.75%, 06/01/2021	6,673
		Level 3 Escrow, Inc.
	2,515	5.38%, 08/15/2022 ■	2,477
		Level 3 Financing, Inc.
	970	6.13%, 01/15/2021 ■	999
		MetroPCS Wireless, Inc.
	1,425	6.63%, 11/15/2020	1,464
		Sprint Communications, Inc.
	507	7.00%, 03/01/2020 ■	555
	6,120	7.25%, 09/15/2021 ■	6,372
	5,715	7.88%, 09/15/2023 ■	6,058
	3,092	9.00%, 11/15/2018 ■	3,571
		Syniverse Holdings, Inc.
	3,470	9.13%, 01/15/2019	3,643
		T-Mobile USA, Inc.
	330	6.13%, 01/15/2022	332
	2,490	6.46%, 04/28/2019	2,587
	490	6.50%, 01/15/2024	496
	1,030	6.63%, 04/28/2021	1,056
	2,865	6.73%, 04/28/2022	2,929
	405	6.84%, 04/28/2023	416
		Unitymedia Hessen GmbH & Co.
	2,555	5.50%, 01/15/2023 ■	2,581
		UPCB Finance III Ltd.
	1,768	6.63%, 07/01/2020 ■	1,848
		UPCB Finance VI Ltd.
	1,845	6.88%, 01/15/2022 ■	1,970
		Verint Systems, Inc.
	1,101	1.50%, 06/01/2021 β	1,194
		Videotron Ltd.
	249	9.13%, 04/15/2018	257
		Wind Acquisition Finance S.A.
EUR	3,565	4.00%, 07/15/2020 ■	4,441
	1,145	6.50%, 04/30/2020 ■	1,194
		Windstream Corp.
	2,820	7.50%, 04/01/2023	2,890
			100,172

2

Hartford High Yield HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 91.7% - (continued)
		Machinery Manufacturing - 1.1%
		Case New Holland Industrial, Inc.
	$4,301	7.88%, 12/01/2017	$4,779

		Mining - 2.9%
		AK Steel Corp.
	5,080	7.63%, 05/15/2020 - 10/01/2021	4,977
	1,285	8.38%, 04/01/2022	1,285
		FMG Resources Aug 2006
	4,445	6.88%, 04/01/2022 ■	4,523
		Steel Dynamics, Inc.
	1,030	5.13%, 10/01/2021 ■	1,045
	1,130	5.50%, 10/01/2024 ■	1,136
			12,966
		Miscellaneous Manufacturing - 0.9%
		BE Aerospace, Inc.
	1,286	5.25%, 04/01/2022	1,386
		DigitalGlobe, Inc.
	2,945	5.25%, 02/01/2021 ■	2,827
			4,213
		Motor Vehicle and Parts Manufacturing - 1.9%
		Chrysler Group LLC
	2,095	8.00%, 06/15/2019	2,223
	3,085	8.25%, 06/15/2021	3,363
		General Motors Co.
	2,510	4.88%, 10/02/2023	2,654
	335	6.25%, 10/02/2043	392
			8,632
		Nonmetallic Mineral Product Manufacturing - 1.8%
		Ardagh Finance Holdings S.A.
	1,185	8.63%, 06/15/2019 ■	1,191
		Ardagh Packaging Finance plc
	2,065	6.00%, 06/30/2021 ■	1,982
	278	7.00%, 11/15/2020 ■	281
	511	9.13%, 10/15/2020 ■	553
		Cemex Finance LLC
	2,580	6.00%, 04/01/2024 ■	2,573
		Cemex S.A.B de C.V.
	1,800	5.70%, 01/11/2025 ■	1,734
			8,314
		Other Services - 2.4%
		Abengoa Finance
EUR	1,050	6.00%, 03/31/2021 §	1,328
EUR	855	6.00%, 03/31/2021 ■	1,082
	2,255	7.75%, 02/01/2020 ■	2,424
		Abengoa Greenfield S.A.
	2,310	6.50%, 10/01/2019 ■	2,299
		Service Corp. International
	3,415	7.63%, 10/01/2018	3,859
			10,992
		Petroleum and Coal Products Manufacturing - 5.8%
		Antero Resources Finance Corp.
	2,700	6.00%, 12/01/2020	2,754
		Bonanza Creek Energy, Inc.
	1,940	6.75%, 04/15/2021	1,998
		Cobalt International Energy, Inc.
	1,790	2.63%, 12/01/2019 β	1,482
		Concho Resources, Inc.
	1,020	5.50%, 10/01/2022	1,051
		Diamondback Energy, Inc.
	2,485	7.63%, 10/01/2021 ■	2,678
		Everest Acquisition LLC
	3,052	9.38%, 05/01/2020	3,327
		Harvest Operations Corp.
	990	6.88%, 10/01/2017	1,032
		Range Resources Corp.
	500	5.00%, 08/15/2022	511
		Rosetta Resources, Inc.
	1,875	5.63%, 05/01/2021	1,828
	1,860	5.88%, 06/01/2022	1,853
		Seadrill Ltd.
	1,595	6.13%, 09/15/2017 ■	1,589
		Tullow Oil plc
	1,725	6.00%, 11/01/2020 ■	1,725
	2,865	6.25%, 04/15/2022 ■	2,800
		WPX Energy, Inc.
	1,185	5.25%, 09/15/2024	1,149
	500	6.00%, 01/15/2022	516
			26,293
		Pipeline Transportation - 1.3%
		Energy Transfer Equity L.P.
	2,588	7.50%, 10/15/2020	2,879
		Kinder Morgan Finance Co.
	2,545	6.00%, 01/15/2018 ■	2,771
			5,650
		Plastics and Rubber Products Manufacturing - 0.9%
		Associated Materials LLC
	1,005	9.13%, 11/01/2017	985
		Nortek, Inc.
	2,785	8.50%, 04/15/2021	2,994
			3,979
		Primary Metal Manufacturing - 0.9%
		Constellium N.V.
	535	5.75%, 05/15/2024 ■	535
		United States Steel Corp.
	3,026	7.38%, 04/01/2020	3,359
			3,894
		Printing and Related Support Activities - 0.5%
		Quad Graphics, Inc.
	2,385	7.00%, 05/01/2022 ■	2,305

		Professional, Scientific and Technical Services - 1.4%
		Getty Images, Inc.
	3,440	7.00%, 10/15/2020 ■	2,537
		SunGard Data Systems, Inc.
	490	6.63%, 11/01/2019	490
	1,808	7.38%, 11/15/2018	1,862
	1,520	7.63%, 11/15/2020	1,589
			6,478
		Real Estate, Rental and Leasing - 2.4%
		International Lease Finance Corp.
	8,421	5.88%, 04/01/2019 - 08/15/2022	8,955
	1,720	6.25%, 05/15/2019	1,843
			10,798
		Retail Trade - 2.6%
		99 Cents Only Stores
	2,260	11.00%, 12/15/2019	2,452

3

Hartford High Yield HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 91.7% - (continued)
	Retail Trade - 2.6% - (continued)
	GRD Holding III Corp.
$3,095	10.75%, 06/01/2019 ■		$3,412
	Michaels Stores, Inc.
1,735	5.88%, 12/15/2020 ■		1,726
	Party City Holdings, Inc.
1,080	8.88%, 08/01/2020		1,167
	PC Nextco Holdings LLC/PC Nextco Finance, Inc.
2,995	8.75%, 08/15/2019		3,010
			11,767
	Soap, Cleaning Compound and Toilet Manufacturing - 0.5%
	Sun Products Corp.
2,885	7.75%, 03/15/2021 ■		2,207

	Utilities - 1.4%
	Dolphin Subsidiary II, Inc.
3,800	7.25%, 10/15/2021		3,923
	GenOn Americas Generation LLC
1,185	9.13%, 05/01/2031		1,084
	Texas Competitive Electric Holdings Co. LLC
1,640	11.50%, 10/01/2020 ■Ϫ		1,374
			6,381
	Wholesale Trade - 0.7%
	Dynegy, Inc.
835	5.88%, 06/01/2023		778
	J.M. Huber Corp.
2,290	9.88%, 11/01/2019 ■		2,565
			3,343
	Total Corporate Bonds
	(Cost $410,982)		$414,047

Senior Floating Rate Interests ♦ - 5.4%
	Computer and Electronic Product Manufacturing - 0.5%
	Freescale Semiconductor, Inc.
$2,030	5.00%, 01/15/2021		$2,020

	Finance and Insurance - 1.0%
	Asurion LLC
1,110	4.25%, 07/08/2020 ☼		1,091
2,444	5.00%, 05/24/2019		2,430
945	8.50%, 03/03/2021		954
			4,475
	Health Care and Social Assistance - 0.2%
	AmSurg Corp.
1,102	3.75%, 07/16/2021		1,090

	Mining - 0.5%
	Arch Coal, Inc.
2,613	6.25%, 05/16/2018		2,389

	Other Services - 1.4%
	Gardner Denver, Inc.
2,992	4.25%, 07/30/2020		2,930
	Rexnord LLC
3,653	4.00%, 08/21/2020		3,590
			6,520
	Retail Trade - 0.8%
	Lands' End, Inc.
1,393	4.25%, 04/04/2021		1,374
	Neiman Marcus (The) Group, Inc.
2,204	4.25%, 10/25/2020		2,163
			3,537
	Utilities - 1.0%
	Calpine Corp.
511	4.00%, 10/31/2020		505
	Texas Competitive Electric Holdings Co. LLC
5,425	4.65%, 10/10/2017 Ψ		4,008
			4,513
	Total Senior Floating Rate Interests
	(Cost $24,690)		$24,544

Common Stocks - 0.3%
	Energy - 0.3%
206,275	KCA Deutag ⌂●†		$1,439

	Total Common Stocks
	(Cost $2,795)		$1,439

Preferred Stocks - 1.4%
	Diversified Financials - 1.0%
1	Citigroup Capital XIII		$34
171	GMAC Capital Trust I β		4,542
			4,576
	Telecommunication Services - 0.4%
36	Intelsat S.A., 5.75% β		1,707

	Total Preferred Stocks
	(Cost $5,938)		$6,283

	Total Long-Term Investments
	(Cost $446,884)		$446,313

	Total Investments
	(Cost $446,884) ▲	98.8%	$446,313
	Other Assets and Liabilities	1.2%	5,236
	Total Net Assets	100.0%	$451,549

4

Hartford High Yield HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $447,022 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,758
Unrealized Depreciation	(12,467)
Net Unrealized Depreciation	$(709)

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2014, the aggregate value of these securities was $1,439, which represents 0.3% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the Fund is current with respect to interest payments.

Ϫ	The company is in bankruptcy. The investment held by the Fund has made partial interest payments.

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2014.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of September 30, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2014, the aggregate value of these securities was $197,510, which represents 43.7% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2014, the aggregate value of these securities was $7,766, which represents 1.7% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	206,275	KCA Deutag	$2,795

At September 30, 2014, the aggregate value of these securities was $1,439, which represents 0.3% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Þ	This security may pay interest in additional principal instead of cash.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,155 at September 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

5

Hartford High Yield HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Sell	10/31/2014	JPM	$11,853	$11,701	$152	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	EURO

Other Abbreviations:
LIBOR	London Interbank Offered Rate

Credit Exposure

as of September 30, 2014

Credit Rating *	Percentage of Net Assets
Baa/ BBB	0.9%
Ba/ BB	27.6
B	44.2
Caa/ CCC or Lower	22.4
Not Rated	2.0
Non-Debt Securities and Other Short-Term Instruments	1.7
Other Assets and Liabilities	1.2
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

6

Hartford High Yield HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	1,439	–	–	1,439
Corporate Bonds	414,047	–	414,047	–
Preferred Stocks	6,283	6,283	–	–
Senior Floating Rate Interests	24,544	–	24,544	–
Total	$446,313	$6,283	$438,591	$1,439
Foreign Currency Contracts *	$152	$–	$152	$–
Total	$152	$–	$152	$–

♦	For the nine-month period ended September 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	*	$—	$—	$—	$—	$—	$—
Common Stocks	1,526	(17)	(70	)†	—	—	—	—	—	1,439
Preferred Stocks	160	(160)	—		—	—	—	—	—	—
Total	$1,686	$(177)	$(70)		$—	$—	$—	$—	$—	$1,439

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $(70).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

Hartford Index HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.3%
	Automobiles and Components - 1.0%
16	BorgWarner, Inc.	$825
20	Delphi Automotive plc	1,242
264	Ford Motor Co.	3,907
92	General Motors Co.	2,937
19	Goodyear (The) Tire & Rubber Co.	420
15	Harley-Davidson, Inc.	861
45	Johnson Controls, Inc.	1,996
		12,188
	Banks - 2.9%
49	BB&T Corp.	1,811
12	Comerica, Inc.	609
56	Fifth Third Bancorp	1,131
34	Hudson City Bancorp, Inc.	330
56	Huntington Bancshares, Inc.	543
60	KeyCorp	802
9	M&T Bank Corp.	1,096
21	People's United Financial, Inc.	306
37	PNC Financial Services Group, Inc.	3,143
96	Regions Financial Corp.	961
36	SunTrust Banks, Inc.	1,380
122	US Bancorp	5,121
323	Wells Fargo & Co.	16,761
14	Zions Bancorporation	410
		34,404
	Capital Goods - 7.5%
44	3M Co.	6,249
17	AMETEK, Inc.	839
46	Boeing Co.	5,816
43	Caterpillar, Inc.	4,237
12	Cummins, Inc.	1,538
42	Danaher Corp.	3,156
24	Deere & Co.	1,992
11	Dover Corp.	910
32	Eaton Corp. plc	2,051
47	Emerson Electric Co.	2,969
19	Fastenal Co.	834
9	Flowserve Corp.	657
11	Fluor Corp.	711
22	General Dynamics Corp.	2,738
683	General Electric Co.	17,511
53	Honeywell International, Inc.	4,961
25	Illinois Tool Works, Inc.	2,101
18	Ingersoll-Rand plc	1,031
9	Jacobs Engineering Group, Inc. ●	443
7	Joy Global, Inc.	369
6	L-3 Communications Holdings, Inc.	698
18	Lockheed Martin Corp.	3,353
24	Masco Corp.	585
14	Northrop Grumman Corp.	1,859
24	PACCAR, Inc.	1,378
7	Pall Corp.	608
10	Parker-Hannifin Corp.	1,157
13	Pentair plc	856
10	Precision Castparts Corp.	2,321
15	Quanta Services, Inc. ●	530
21	Raytheon Co.	2,150
9	Rockwell Automation, Inc.	1,024
9	Rockwell Collins, Inc.	717
7	Roper Industries, Inc.	985
4	Snap-On, Inc.	471
11	Stanley Black & Decker, Inc.	943
19	Textron, Inc.	688
7	United Rentals, Inc. ●	722
58	United Technologies Corp.	6,121
4	W.W. Grainger, Inc.	1,048
13	Xylem, Inc.	446
		89,773
	Commercial and Professional Services - 0.7%
12	ADT (The) Corp.	430
6	Avery Dennison Corp.	286
6	Cintas Corp.	453
2	Dun & Bradstreet Corp.	282
8	Equifax, Inc.	615
12	Iron Mountain, Inc.	381
21	Nielsen N.V.	922
14	Pitney Bowes, Inc.	341
17	Republic Services, Inc.	674
9	Robert Half International, Inc.	455
6	Stericycle, Inc. ●	652
30	Tyco International Ltd.	1,347
30	Waste Management, Inc.	1,409
		8,247
	Consumer Durables and Apparel - 1.3%
19	Coach, Inc.	671
22	D.R. Horton, Inc.	461
3	Fossil Group, Inc. ●	301
8	Garmin Ltd.	429
5	Harman International Industries, Inc.	452
8	Hasbro, Inc.	426
9	Leggett & Platt, Inc.	327
12	Lennar Corp.	473
23	Mattel, Inc.	706
14	Michael Kors Holdings Ltd. ●	999
4	Mohawk Industries, Inc. ●	566
19	Newell Rubbermaid, Inc.	639
48	NIKE, Inc. Class B	4,277
23	Pulte Group, Inc.	404
6	PVH Corp.	678
4	Ralph Lauren Corp.	690
11	Under Armour, Inc. Class A ●	781
23	V.F. Corp.	1,550
5	Whirlpool Corp.	774
		15,604
	Consumer Services - 1.7%
31	Carnival Corp.	1,241
2	Chipotle Mexican Grill, Inc. ●	1,407
9	Darden Restaurants, Inc.	468
19	H & R Block, Inc.	582
15	Marriott International, Inc. Class A	1,034
67	McDonald's Corp.	6,331
51	Starbucks Corp.	3,862
13	Starwood Hotels & Resorts, Inc.	1,096
8	Wyndham Worldwide Corp.	690
6	Wynn Resorts Ltd.	1,034
30	Yum! Brands, Inc.	2,157
		19,902
	Diversified Financials - 6.8%
4	Affiliated Managers Group, Inc. ●	761
61	American Express Co.	5,360
13	Ameriprise Financial, Inc.	1,603

1

Hartford Index HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.3% - (continued)
	Diversified Financials - 6.8% - (continued)
717	Bank of America Corp.	$12,216
77	Bank of New York Mellon Corp.	2,986
9	BlackRock, Inc.	2,813
38	Capital One Financial Corp.	3,109
78	Charles Schwab Corp.	2,298
207	Citigroup, Inc.	10,711
22	CME Group, Inc.	1,730
31	Discover Financial Services	2,020
20	E*Trade Financial Corp. ●	450
27	Franklin Resources, Inc.	1,459
28	Goldman Sachs Group, Inc.	5,122
8	Intercontinental Exchange, Inc.	1,515
29	Invesco Ltd.	1,162
256	JP Morgan Chase & Co.	15,425
7	Legg Mason, Inc.	360
22	Leucadia National Corp.	514
13	Moody's Corp.	1,187
104	Morgan Stanley	3,609
8	Nasdaq OMX Group, Inc.	341
28	Navient Corp.	496
15	Northern Trust Corp.	1,011
29	State Street Corp.	2,125
18	T. Rowe Price Group, Inc.	1,400
		81,783
	Energy - 9.6%
35	Anadarko Petroleum Corp.	3,507
26	Apache Corp.	2,451
30	Baker Hughes, Inc.	1,921
28	Cabot Oil & Gas Corp.	929
14	Cameron International Corp. ●	912
36	Chesapeake Energy Corp.	819
129	Chevron Corp.	15,418
6	Cimarex Energy Co.	747
84	ConocoPhillips Holding Co.	6,399
16	Consol Energy, Inc.	595
24	Denbury Resources, Inc.	362
26	Devon Energy Corp.	1,787
5	Diamond Offshore Drilling, Inc.	159
16	Ensco plc	659
37	EOG Resources, Inc.	3,689
10	EQT Corp.	947
290	Exxon Mobil Corp.	27,296
16	FMC Technologies, Inc. ●	858
58	Halliburton Co.	3,732
7	Helmerich & Payne, Inc.	713
18	Hess Corp.	1,679
45	Kinder Morgan, Inc.	1,724
46	Marathon Oil Corp.	1,728
19	Marathon Petroleum Corp.	1,633
11	Murphy Oil Corp.	647
20	Nabors Industries Ltd.	451
29	National Oilwell Varco, Inc.	2,225
9	Newfield Exploration Co. ●	347
17	Noble Corp. plc	386
25	Noble Energy, Inc.	1,676
53	Occidental Petroleum Corp.	5,098
38	Phillips 66	3,091
10	Pioneer Natural Resources Co.	1,928
11	QEP Resources, Inc.	351
11	Range Resources Corp.	777

88	Schlumberger Ltd.	8,970
24	Southwestern Energy Co. ●	838
46	Spectra Energy Corp.	1,793
9	Tesoro Corp.	532
23	Transocean, Inc.	750
36	Valero Energy Corp.	1,661
46	Williams Cos., Inc.	2,538
		114,723
	Food and Staples Retailing - 2.2%
30	Costco Wholesale Corp.	3,732
79	CVS Health Corp.	6,272
33	Kroger (The) Co.	1,724
16	Safeway, Inc.	546
40	Sysco Corp.	1,520
60	Walgreen Co.	3,556
107	Wal-Mart Stores, Inc.	8,210
25	Whole Foods Market, Inc.	936
		26,496
	Food, Beverage and Tobacco - 5.2%
135	Altria Group, Inc.	6,199
44	Archer-Daniels-Midland Co.	2,249
11	Brown-Forman Corp.	968
12	Campbell Soup Co.	513
269	Coca-Cola Co.	11,465
15	Coca-Cola Enterprises, Inc.	677
29	ConAgra Foods, Inc.	953
11	Constellation Brands, Inc. Class A ●	989
13	Dr. Pepper Snapple Group	846
42	General Mills, Inc.	2,103
10	Hershey Co.	971
9	Hormel Foods Corp.	468
7	J.M. Smucker Co.	689
17	Kellogg Co.	1,069
8	Keurig Green Mountain, Inc.	1,080
40	Kraft Foods Group, Inc.	2,275
24	Lorillard, Inc.	1,465
9	McCormick & Co., Inc.	590
14	Mead Johnson Nutrition Co.	1,319
11	Molson Coors Brewing Co.	810
115	Mondelez International, Inc.	3,938
10	Monster Beverage Corp. ●	898
103	PepsiCo, Inc.	9,543
106	Philip Morris International, Inc.	8,859
21	Reynolds American, Inc.	1,240
20	Tyson Foods, Inc. Class A	783
		62,959
	Health Care Equipment and Services - 4.3%
102	Abbott Laboratories	4,259
24	Aetna, Inc.	1,955
14	AmerisourceBergen Corp.	1,118
5	Bard (C.R.), Inc.	715
37	Baxter International, Inc.	2,643
13	Becton, Dickinson & Co.	1,479
91	Boston Scientific Corp. ●	1,075
23	Cardinal Health, Inc.	1,714
14	CareFusion Corp. ●	627
21	Cerner Corp. ●	1,231
18	CIGNA Corp.	1,641
31	Covidien plc	2,662
12	DaVita HealthCare Partners, Inc. ●	851

2

Hartford Index HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.3% - (continued)
	Health Care Equipment and Services - 4.3% - (continued)
10	Dentsply International, Inc.	$437
7	Edwards Lifesciences Corp. ●	736
51	Express Scripts Holding Co. ●	3,583
10	Humana, Inc.	1,368
2	Intuitive Surgical, Inc. ●	1,133
6	Laboratory Corp. of America Holdings ●	580
16	McKesson Corp.	3,070
67	Medtronic, Inc.	4,132
6	Patterson Cos., Inc.	236
10	Quest Diagnostics, Inc.	599
19	St. Jude Medical, Inc.	1,166
20	Stryker Corp.	1,646
7	Tenet Healthcare Corp. ●	399
66	UnitedHealth Group, Inc.	5,702
6	Universal Health Services, Inc. Class B	648
7	Varian Medical Systems, Inc. ●	557
19	Wellpoint, Inc.	2,231
12	Zimmer Holdings, Inc.	1,161
		51,354
	Household and Personal Products - 2.0%
30	Avon Products, Inc.	377
9	Clorox Co.	834
58	Colgate-Palmolive Co.	3,807
15	Estee Lauder Co., Inc.	1,145
25	Kimberly-Clark Corp.	2,726
184	Procter & Gamble Co.	15,441
		24,330
	Insurance - 4.2%
23	ACE Ltd.	2,444
34	Aflac, Inc.	1,957
31	Allstate (The) Corp.	1,897
98	American International Group, Inc.	5,319
20	Aon plc	1,735
5	Assurant, Inc.	339
124	Berkshire Hathaway, Inc. Class B ●	17,150
16	Chubb Corp.	1,503
10	Cincinnati Financial Corp.	478
36	Genworth Financial, Inc. ●	475
20	Lincoln National Corp.	1,049
21	Loews Corp.	872
37	Marsh & McLennan Cos., Inc.	1,939
79	MetLife, Inc.	4,219
19	Principal Financial Group, Inc.	975
37	Progressive Corp.	938
31	Prudential Financial, Inc.	2,769
12	Torchmark Corp.	633
23	Travelers Cos., Inc.	2,175
22	Unum Group	753
19	XL Group plc	642
		50,261
	Materials - 3.4%
13	Air Products & Chemicals, Inc.	1,698
4	Airgas, Inc.	495
81	Alcoa, Inc.	1,299
8	Allegheny Technologies, Inc.	281
9	Ball Corp.	574
7	Bemis Co., Inc.	255
3	CF Industries Holdings, Inc.	951
76	Dow Chemical Co.	4,011
62	E.I. DuPont de Nemours & Co.	4,470
10	Eastman Chemical Co.	810
18	Ecolab, Inc.	2,094
9	FMC Corp.	517
71	Freeport-McMoRan, Inc.	2,309
5	International Flavors & Fragrances, Inc.	525
29	International Paper Co.	1,392
29	LyondellBasell Industries Class A	3,140
4	Martin Marietta Materials, Inc.	542
12	MeadWestvaco Corp.	476
36	Monsanto Co.	4,021
22	Mosaic Co.	971
34	Newmont Mining Corp.	783
22	Nucor Corp.	1,181
11	Owens-Illinois, Inc. ●	286
9	PPG Industries, Inc.	1,846
20	Praxair, Inc.	2,559
15	Sealed Air Corp.	507
6	Sherwin-Williams Co.	1,229
8	Sigma-Aldrich Corp.	1,096
9	Vulcan Materials Co.	540
		40,858
	Media - 3.6%
15	Cablevision Systems Corp.	256
33	CBS Corp. Class B	1,776
176	Comcast Corp. Class A	9,478
34	DirecTV ●	2,941
10	Discovery Communications, Inc. ●	373
19	Discovery Communications, Inc. Series C ●	704
16	Gannett Co., Inc.	463
29	Interpublic Group of Cos., Inc.	527
18	McGraw Hill Financial, Inc.	1,557
35	News Corp. Class A ●	574
17	Omnicom Group, Inc.	1,174
7	Scripps Networks Interactive Class A	547
19	Time Warner Cable, Inc.	2,724
58	Time Warner, Inc.	4,380
128	Twenty-First Century Fox, Inc.	4,401
26	Viacom, Inc. Class B	1,984
108	Walt Disney Co.	9,572
		43,431
	Pharmaceuticals, Biotechnology and Life Sciences - 9.5%
108	AbbVie, Inc.	6,258
18	Actavis plc ●	4,349
23	Agilent Technologies, Inc.	1,295
14	Alexion Pharmaceuticals, Inc. ●	2,239
20	Allergan, Inc.	3,614
52	Amgen, Inc.	7,264
16	Biogen Idec, Inc. ●	5,312
113	Bristol-Myers Squibb Co.	5,780
54	Celgene Corp. ●	5,156
67	Eli Lilly & Co.	4,346
103	Gilead Sciences, Inc. ●	10,951
11	Hospira, Inc. ●	596
192	Johnson & Johnson	20,460
8	Mallinckrodt plc ●	694
196	Merck & Co., Inc.	11,644
25	Mylan, Inc. ●	1,158
8	PerkinElmer, Inc.	335
9	Perrigo Co. plc	1,364
432	Pfizer, Inc.	12,769

3

Hartford Index HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.3% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 9.5% - (continued)
5	Regeneron Pharmaceuticals, Inc. ●	$1,821
27	Thermo Fisher Scientific, Inc.	3,297
16	Vertex Pharmaceuticals, Inc. ●	1,831
6	Waters Corp. ●	560
34	Zoetis, Inc.	1,262
		114,355
	Real Estate - 2.0%
27	American Tower Corp. REIT	2,507
10	Apartment Investment & Management Co. Class A REIT	320
9	AvalonBay Communities, Inc. REIT	1,251
10	Boston Properties, Inc. REIT	1,204
19	CBRE Group, Inc. ●	562
25	Equity Residential Properties Trust REIT	1,520
4	Essex Property Trust, Inc. REIT	769
43	General Growth Properties, Inc. REIT	1,010
31	HCP, Inc. REIT	1,239
22	Health Care REIT, Inc.	1,383
52	Host Hotels & Resorts, Inc. REIT	1,107
29	Kimco Realty Corp. REIT	627
10	Macerich Co. REIT	622
12	Plum Creek Timber Co., Inc. REIT	471
34	ProLogis L.P. REIT	1,291
10	Public Storage REIT	1,629
21	Simon Property Group, Inc. REIT	3,468
20	Ventas, Inc. REIT	1,234
12	Vornado Realty Trust REIT	1,195
36	Weyerhaeuser Co. REIT	1,154
		24,563
	Retailing - 4.2%
26	Amazon.com, Inc. ●	8,320
5	AutoNation, Inc. ●	268
2	AutoZone, Inc. ●	1,101
14	Bed Bath & Beyond, Inc. ●	902
20	Best Buy Co., Inc.	666
15	CarMax, Inc. ●	694
21	Dollar General Corp. ●	1,262
14	Dollar Tree, Inc. ●	779
7	Expedia, Inc.	598
7	Family Dollar Stores, Inc.	507
8	GameStop Corp. Class A	319
19	Gap, Inc.	779
10	Genuine Parts Co.	911
92	Home Depot, Inc.	8,404
14	Kohl's Corp.	850
17	L Brands, Inc.	1,116
67	Lowe's Cos., Inc.	3,560
24	Macy's, Inc.	1,397
4	Netflix, Inc. ●	1,867
10	Nordstrom, Inc.	662
7	O'Reilly Automotive, Inc. ●	1,060
7	PetSmart, Inc.	470
4	Priceline (The) Group, Inc. ●	4,181
14	Ross Stores, Inc.	1,077
44	Staples, Inc.	533
43	Target Corp.	2,708
8	Tiffany & Co.	746
47	TJX Cos., Inc.	2,790
9	Tractor Supply Co.	578
8	TripAdvisor, Inc. ●	688
7	Urban Outfitters, Inc. ●	255
		50,048
	Semiconductors and Semiconductor Equipment - 2.4%
21	Altera Corp.	756
21	Analog Devices, Inc.	1,059
83	Applied Materials, Inc.	1,792
17	Avago Technologies Ltd.	1,488
37	Broadcom Corp. Class A	1,479
5	First Solar, Inc. ●	337
337	Intel Corp.	11,733
11	KLA-Tencor Corp.	886
11	Lam Research Corp.	820
16	Linear Technology Corp.	719
14	Microchip Technology, Inc.	643
73	Micron Technology, Inc. ●	2,494
35	NVIDIA Corp.	650
73	Texas Instruments, Inc.	3,467
18	Xilinx, Inc.	774
		29,097
	Software and Services - 10.5%
43	Accenture plc	3,489
32	Adobe Systems, Inc. ●	2,228
12	Akamai Technologies, Inc. ●	725
4	Alliance Data Systems Corp. ●	943
15	Autodesk, Inc. ●	853
33	Automatic Data Processing, Inc.	2,718
22	CA, Inc.	609
11	Citrix Systems, Inc. ●	799
41	Cognizant Technology Solutions Corp. ●	1,850
10	Computer Sciences Corp.	609
77	eBay, Inc. ●	4,361
21	Electronic Arts, Inc. ●	759
133	Facebook, Inc. ●	10,489
19	Fidelity National Information Services, Inc.	1,091
17	Fiserv, Inc. ●	1,088
19	Google, Inc. Class A ●	11,390
19	Google, Inc. Class C ●	11,177
63	IBM Corp.	11,974
19	Intuit, Inc.	1,694
67	MasterCard, Inc.	4,955
561	Microsoft Corp.	26,000
221	Oracle Corp.	8,474
22	Paychex, Inc.	984
13	Red Hat, Inc. ●	727
39	Salesforce.com, Inc. ●	2,257
47	Symantec Corp.	1,111
11	Teradata Corp. ●	443
11	Total System Services, Inc.	342
8	VeriSign, Inc. ●	415
34	Visa, Inc.	7,156
36	Western Union Co.	578
74	Xerox Corp.	978
63	Yahoo!, Inc. ●	2,568
		125,834
	Technology Hardware and Equipment - 6.6%
7	Allegion plc	310
11	Amphenol Corp. Class A	1,066
408	Apple, Inc.	41,060
347	Cisco Systems, Inc.	8,738

4

Hartford Index HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.3% - (continued)
	Technology Hardware and Equipment - 6.6% - (continued)
88	Corning, Inc.	$1,704
138	EMC Corp.	4,043
5	F5 Networks, Inc. ●	601
10	FLIR Systems, Inc.	302
7	Harris Corp.	472
127	Hewlett-Packard Co.	4,505
14	Jabil Circuit, Inc.	276
28	Juniper Networks, Inc.	610
15	Motorola Solutions, Inc.	953
22	NetApp, Inc.	933
114	Qualcomm, Inc.	8,533
15	SanDisk Corp.	1,493
22	Seagate Technology plc	1,268
28	TE Connectivity Ltd.	1,538
15	Western Digital Corp.	1,450
		79,855
	Telecommunication Services - 2.6%
353	AT&T, Inc.	12,439
39	CenturyLink, Inc.	1,591
23	Crown Castle International Corp.	1,832
69	Frontier Communications Co.	447
282	Verizon Communications, Inc.	14,092
41	Windstream Holdings, Inc.	443
		30,844
	Transportation - 2.1%
10	C.H. Robinson Worldwide, Inc.	664
68	CSX Corp.	2,183
57	Delta Air Lines, Inc.	2,070
13	Expeditors International of Washington, Inc.	543
18	FedEx Corp.	2,913
8	Kansas City Southern	915
21	Norfolk Southern Corp.	2,352
4	Ryder System, Inc.	321
47	Southwest Airlines Co.	1,575
61	Union Pacific Corp.	6,622
48	United Parcel Service, Inc. Class B	4,707
		24,865
	Utilities - 3.0%
45	AES (The) Corp.	637
8	AGL Resources, Inc.	399
17	Ameren Corp.	636
33	American Electric Power Co., Inc.	1,734
29	CenterPoint Energy, Inc.	718
18	CMS Energy Corp.	545
20	Consolidated Edison, Inc.	1,128
40	Dominion Resources, Inc.	2,732
12	DTE Energy Co.	914
48	Duke Energy Corp.	3,603
22	Edison International	1,234
12	Entergy Corp.	947
59	Exelon Corp.	1,996
29	FirstEnergy Corp.	966
6	Integrys Energy Group, Inc.	358
30	NextEra Energy, Inc.	2,781
21	NiSource, Inc.	879
21	Northeast Utilities	949
23	NRG Energy, Inc.	703
14	Oneok, Inc.	930
17	Pepco Holdings, Inc.	459
32	PG&E Corp.	1,450
8	Pinnacle West Capital Corp.	411
45	PPL Corp.	1,483
34	Public Service Enterprise Group, Inc.	1,284
9	SCANA Corp.	467
16	Sempra Energy	1,650
61	Southern Co.	2,664
16	TECO Energy, Inc.	280
15	Wisconsin Energy Corp.	659
34	Xcel Energy, Inc.	1,045
		36,641
	Total Common Stocks
	( Cost $690,758)	$1,192,415

	Total Long-Term Investments
	(Cost $690,758)	$1,192,415

Short-Term Investments - 0.7%
Repurchase Agreements - 0.6%
	RBS Greenwich TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $6,973, collateralized by U.S. Treasury Note 0.63% - 1.88%, 2017, value of $7,115)
$6,973	0.00%, 9/30/2014	$6,973

U.S. Treasury Bills - 0.1%
850	0.03%, 11/20/2014 □○	$850

	Total Short-Term Investments
	(Cost $7,823)	$7,823

Total Investments
(Cost $698,581) ▲	100.0%	$1,200,238
Other Assets and Liabilities	—%	14
Total Net Assets	100.0%	$1,200,252

5

Hartford Index HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $735,389 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$527,659
Unrealized Depreciation	(62,810)
Net Unrealized Appreciation	$464,849

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at September 30, 2014.

Cash pledged and received as collateral in connection with derivatives at September 30, 2014.

	Pledged	Received
Futures contracts	$300	$–
Total	$300	$–

Futures Contracts Outstanding at September 30, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
S&P 500 (E-Mini) Future	91	12/19/2014	$9,101	$8,943	$–	$(158)	$–	$(18)

* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
REIT	Real Estate Investment Trust

6

Hartford Index HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Diversification by Sector
as of September 30, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.8%
Consumer Staples	9.4
Energy	9.6
Financials	15.9
Health Care	13.8
Industrials	10.3
Information Technology	19.5
Materials	3.4
Services	2.6
Utilities	3.0
Total	99.3%
Short-Term Investments	0.7
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary
September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,192,415	$1,192,415	$–	$–
Short-Term Investments	7,823	–	7,823	–
Total	$1,200,238	$1,192,415	$7,823	$–
Liabilities:
Futures *	$158	$158	$–	$–
Total	$158	$158	$–	$–

♦	For the nine-month period ended September 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

Hartford International Opportunities HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.3%
	Belgium - 3.3%
383	Anheuser-Busch InBev N.V.	$42,506
163	Umicore S.A.	7,117
		49,623
	Brazil - 0.6%
11	BB Seguridade Participacoes	144
596	Petroleo Brasileiro S.A. ADR	8,460
		8,604
	Canada - 4.9%
241	Canadian National Railway Co.	17,143
455	Imperial Oil Ltd.	21,487
196	Tim Hortons, Inc.	15,437
374	Transcanada Corp.	19,286
		73,353
	China - 4.4%
165	Alibaba Group Holding Ltd. ●	14,699
64	Baidu, Inc. ADR ●	13,949
1,621	ENN Energy Holdings Ltd.	10,607
7,727	Lenovo Group Ltd.	11,509
11,604	PetroChina Co., Ltd. ☼	14,873
		65,637
	Colombia - 0.3%
392	Grupo Aval Acciones y Valores S.A.	5,317

	Denmark - 0.2%
163	H. Lundbeck A/S	3,648

	Finland - 0.5%
196	Kone Oyj Class B	7,837

	France - 9.3%
281	Air Liquide	34,249
116	BNP Paribas	7,674
168	Cie Generale d'Optique Essilor International S.A.	18,477
278	Groupe Eurotunnel S.A.	3,395
440	Orange S.A.	6,570
242	Peugeot S.A. ●	3,093
766	Rexel S.A.	14,307
254	Schneider Electric S.A.	19,507
128	Societe Generale Class A	6,514
102	Unibail Rodamco REIT	26,228
		140,014
	Germany - 2.6%
142	Brenntag AG	6,942
50	Continental AG	9,424
657	Deutsche Lufthansa AG	10,317
390	Deutsche Post AG	12,419
		39,102
	Greece - 1.4%
17,248	Alpha Bank A.E. ●	13,372
563	Hellenic Telecommunications Organization S.A. ●	7,390
		20,762
	Hong Kong - 0.5%
320	Hong Kong Exchanges & Clearing Ltd. ☼	6,883

	India - 1.7%
662	ICICI Bank Ltd.	15,358
853	ITC Ltd.	5,105
343	Reliance Industries Ltd.	5,242
		25,705
	Ireland - 2.5%
25,613	Bank of Ireland ●	10,014
1,218	CRH plc	27,681
		37,695
	Italy - 5.7%
1,110	Assicurazioni Generali S.p.A.	23,263
272	Banca Generali S.p.A.	7,164
1,359	FinecoBank Banca Fineco S.p.A. ●	7,276
2,215	Intesa Sanpaolo S.p.A. ‡	6,687
363	Luxottica Group S.p.A.	18,885
4,140	Snam S.p.A.	22,860
		86,135
	Japan - 20.8%
229	Aisin Seiki Co., Ltd.	8,268
389	Asahi Group Holdings Ltd.	11,244
175	Asics Corp.	3,944
283	Bridgestone Corp.	9,375
102	Daito Trust Construction Co., Ltd.	12,048
511	Daiwa House Industry Co., Ltd.	9,177
260	Eisai Co., Ltd.	10,517
1,079	Hitachi Ltd.	8,244
1,214	Isuzu Motors Ltd.	17,174
310	Japan Exchange Group, Inc.	7,353
254	Kansai Electric Power Co., Inc. ●	2,402
268	Kyushu Electric Power Co., Inc. ●	2,890
680	M3, Inc.	10,903
3,268	Mitsubishi UFJ Financial Group, Inc.	18,419
631	Mitsui Fudosan Co., Ltd.	19,372
3,167	NEC Corp.	10,946
199	Nippon Telegraph & Telephone Corp.	12,352
361	Olympus Corp. ●	12,932
206	Ono Pharmaceutical Co., Ltd.	18,323
1,220	ORIX Corp.	16,847
1,329	Rakuten, Inc.	15,293
600	Seven & I Holdings Co., Ltd.	23,257
183	Shikoku Electric Power Co. ●	2,349
160	SoftBank Corp.	11,183
713	T&D Holdings, Inc.	9,159
254	Takeda Pharmaceutical Co., Ltd.	11,042
3,502	Toshiba Corp.	16,257
		311,270
	Jersey - 1.1%
2,857	Glencore plc	15,823

	Marshall Islands - 0.1%
133	Tanker Investments Ltd. ●	1,326

	Mexico - 0.8%
679	Cemex S.A.B. de C.V. ADR	8,852
826	Fibra Uno Administracion S.A. REIT	2,718
		11,570
	Netherlands - 6.3%
108	ASML Holding N.V.	10,717
2,092	ING Groep N.V. ●	29,740
5,172	Koninklijke (Royal) KPN N.V. ●	16,560
247	NXP Semiconductors N.V. ●	16,894
542	Royal Dutch Shell plc	20,719
		94,630
	Panama - 0.1%
121	Avianca Holdings S.A. ADR	1,655

1

Hartford International Opportunities HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 95.3% - (continued)
	Portugal - 0.7%
637	Galp Energia SGPS S.A.		$10,361

	Romania - 0.3%
294	Electrica S.A. ■●		4,294

	South Korea - 1.9%
318	Hynix Semiconductor, Inc. ●		14,068
100	Korea Electric Power Corp.		4,525
32	Posco Ltd.		9,872
			28,465
	Spain - 0.8%
1,948	CaixaBank		11,843

	Sweden - 1.7%
485	Assa Abloy Ab		24,902

	Switzerland - 9.8%
163	Adecco S.A.		10,991
41	Compagnie Financiere Richemont S.A.		3,340
627	Julius Baer Group Ltd.		28,007
529	Novartis AG		49,798
108	Roche Holding AG		31,971
1,275	UBS AG		22,166
			146,273
	Taiwan - 2.1%
7,758	Taiwan Semiconductor Manufacturing Co., Ltd.		30,886

	United Kingdom - 10.4%
298	Al Noor Hospitals Group		4,913
648	AstraZeneca plc		46,431
1,357	BG Group plc		25,044
1,510	British Sky Broadcasting Group plc		21,542
72	Derwent London plc REIT		3,158
660	Diageo Capital plc		19,032
1,276	Direct Line Insurance Group plc		6,074
383	easyJet plc		8,808
240	Great Portland Est		2,484
1,545	International Consolidated Airlines Group S.A. ●		9,171
651	NMC Health plc		5,031
118	Schroders plc		4,543
			156,231
	United States - 0.5%
325	Markit Ltd. ●		7,582

	Total Common Stocks
	(Cost $1,348,646)		$1,427,426

	Total Long-Term Investments
	(Cost $1,348,646)		$1,427,426

Short-Term Investments - 5.1%
	Repurchase Agreements - 5.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $147, collateralized by U.S. Treasury Note 0.63%, 2017, value of $151)
$147	0.001%, 9/30/14		$147
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $14,667, collateralized by FHLMC
2.40% - 4.50%, 2032 - 2044, FNMA 2.44% -
	4.50%, 2026 - 2044, value of $14,960)
14,667	0.001%, 9/30/14		14,667
Bank of Montreal TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$10,502, collateralized by U.S. Treasury Bond
3.38% - 11.25%, 2015 - 2044, U.S. Treasury
Note 0.13% - 4.63%, 2014 - 2024, value of
	$10,712)
10,502	0.001%, 9/30/14		10,502
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $3,339, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $3,406)
3,339	0.001%, 9/30/14		3,339
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $6,939, collateralized by U.S. Treasury Note 2.38%, 2024, value of $7,078)
6,939	0.01%, 9/30/14		6,939
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $12,125, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $12,368)
12,125	0.001%, 9/30/14		12,125
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $2,558, collateralized by U.S.
Treasury Bond 4.75% - 6.75%, 2026 - 2041,
U.S. Treasury Note 0.25% - 3.13%, 2015 -
	2019, value of $2,609)
2,558	0.001%, 9/30/14		2,558
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$4,729, collateralized by U.S. Treasury Bond
3.75%, 2043, U.S. Treasury Note 1.63% -
	4.25%, 2014 - 2019, value of $4,823)
4,729	0.001%, 9/30/14		4,729
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$21,779, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 2.13%, 2021,
	value of $22,215)
21,779	0.001%, 9/30/14		21,779
			76,785
	Total Short-Term Investments
	(Cost $76,785)		$76,785

	Total Investments
	(Cost $1,425,431) ▲	100.4%	$1,504,211
	Other Assets and Liabilities	(0.4)%	(5,961)
	Total Net Assets	100.0%	$1,498,250

2

Hartford International Opportunities HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $1,434,793 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$126,569
Unrealized Depreciation	(57,151)
Net Unrealized Appreciation	$69,418

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2014, the aggregate value of these securities was $4,294, which represents 0.3% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,847 at September 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at September 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
BRL	Buy	10/02/2014	JPM	$141	$141	$–	$–
EUR	Buy	10/01/2014	JPM	2,899	2,887	–	(12)
EUR	Sell	10/03/2014	GSC	1,199	1,198	1	–
EUR	Sell	10/02/2014	HSBC	805	801	4	–
GBP	Buy	10/01/2014	BCLY	1,151	1,148	–	(3)
GBP	Buy	10/02/2014	MSC	1,982	1,977	–	(5)
HKD	Buy	10/03/2014	BOA	738	738	–	–
HKD	Buy	10/06/2014	UBS	370	370	–	–
INR	Sell	10/01/2014	JPM	661	660	1	–
JPY	Buy	10/02/2014	BOA	3,125	3,116	–	(9)
JPY	Buy	10/01/2014	JPM	842	838	–	(4)
JPY	Sell	10/03/2014	UBS	2,944	2,945	–	(1)
Total						$6	$(34)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford International Opportunities HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

Currency Concentration of Securities

as of September 30, 2014

Percentage of
Description	Net Assets
Brazilian Real	0.0%
British Pound	14.7
Canadian Dollar	4.9
Danish Kroner	0.2
Euro	28.8
Hong Kong Dollar	3.0
Indian Rupee	1.7
Japanese Yen	20.8
Mexican New Peso	0.2
Norwegian Krone	0.1
Republic of Korea Won	1.9
Swedish Krona	1.7
Swiss Franc	9.8
Taiwanese Dollar	2.1
United States Dollar	10.5
Other Assets and Liabilities	(0.4)
Total	100.0%

4

Hartford International Opportunities HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Belgium	$49,623	$–	$49,623	$–
Brazil	8,604	8,604	–	–
Canada	73,353	73,353	–	–
China	65,637	28,648	36,989	–
Colombia	5,317	5,317	–	–
Denmark	3,648	3,648	–	–
Finland	7,837	–	7,837	–
France	140,014	–	140,014	–
Germany	39,102	–	39,102	–
Greece	20,762	–	20,762	–
Hong Kong	6,883	–	6,883	–
India	25,705	–	25,705	–
Ireland	37,695	–	37,695	–
Italy	86,135	7,276	78,859	–
Japan	311,270	–	311,270	–
Jersey	15,823	–	15,823	–
Marshall Islands	1,326	1,326	–	–
Mexico	11,570	11,570	–	–
Netherlands	94,630	16,894	77,736	–
Panama	1,655	1,655	–	–
Portugal	10,361	–	10,361	–
Romania	4,294	–	4,294	–
South Korea	28,465	–	28,465	–
Spain	11,843	–	11,843	–
Sweden	24,902	–	24,902	–
Switzerland	146,273	–	146,273	–
Taiwan	30,886	–	30,886	–
United Kingdom	156,231	9,944	146,287	–
United States	7,582	7,582	–	–
Total	$1,427,426	$175,817	$1,251,609	$–
Short-Term Investments	76,785	–	76,785	–
Total	$1,504,211	$175,817	$1,328,394	$–
Foreign Currency Contracts*	$6	$–	$6	$–
Total	$6	$–	$6	$–
Liabilities:
Foreign Currency Contracts*	$34	$–	$34	$–
Total	$34	$–	$34	$–

♦	For the nine-month period ended September 30, 2014, investments valued at $9,218 were transferred from Level 1 to Level 2, and investments valued at $10,660 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Hartford MidCap HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.1%
	Automobiles and Components - 2.5%
683	Allison Transmission Holdings, Inc.	$19,460
371	Harley-Davidson, Inc.	21,612
		41,072
	Banks - 3.8%
90	Cullen/Frost Bankers, Inc.	6,861
192	East West Bancorp, Inc.	6,538
335	First Republic Bank	16,563
266	M&T Bank Corp.	32,850
		62,812
	Capital Goods - 6.6%
248	IDEX Corp.	17,916
337	Jacobs Engineering Group, Inc. ●	16,471
277	Lennox International, Inc.	21,303
263	MSC Industrial Direct Co., Inc.	22,479
315	PACCAR, Inc.	17,940
163	Pall Corp.	13,622
		109,731
	Commercial and Professional Services - 8.6%
349	Clean Harbors, Inc. ●	18,822
489	Equifax, Inc.	36,573
329	Manpowergroup, Inc.	23,071
707	Robert Half International, Inc.	34,640
163	Trinet Group, Inc. ●	4,186
526	Waste Connections, Inc.	25,519
		142,811
	Consumer Durables and Apparel - 1.6%
23	NVR, Inc. ●	26,455

	Consumer Services - 1.0%
345	Apollo Education Group, Inc. ●	8,670
200	DeVry Education Group, Inc.	8,547
		17,217
	Diversified Financials - 4.3%
273	Invesco Ltd.	10,772
176	Moody's Corp.	16,622
263	MSCI, Inc. ●	12,356
223	Northern Trust Corp.	15,139
469	SEI Investments Co.	16,968
		71,857
	Energy - 7.5%
296	Athlon Energy, Inc. ●	17,237
265	Cabot Oil & Gas Corp.	8,663
777	Cobalt International Energy, Inc. ●	10,568
368	Consol Energy, Inc.	13,947
229	Energen Corp.	16,572
148	EQT Corp.	13,567
388	Laredo Petroleum, Inc. ●	8,689
414	Patterson-UTI Energy, Inc.	13,452
124	Range Resources Corp.	8,429
410	Superior Energy Services, Inc.	13,471
		124,595
	Food and Staples Retailing - 0.6%
111	PriceSmart, Inc.	9,515

	Food, Beverage and Tobacco - 2.3%
204	Molson Coors Brewing Co.	15,195
249	Monster Beverage Corp. ●	22,846
		38,041

	Health Care Equipment and Services - 7.3%
486	Envision Healthcare Holdings ●	16,854
573	IMS Health Holdings, Inc. ●	14,994
178	MEDNAX, Inc. ●	9,769
175	Omnicare, Inc.	10,923
346	Patterson Cos., Inc.	14,329
219	Sirona Dental Systems, Inc. ●	16,814
226	Team Health Holdings ●	13,127
232	Universal Health Services, Inc. Class B	24,293
		121,103
	Insurance - 5.6%
46	Alleghany Corp. ●	19,130
38	Fairfax Financial Holdings Ltd.	17,205
48	Markel Corp. ●	30,359
270	W.R. Berkley Corp.	12,919
21	White Mountains Insurance Group Ltd.	13,424
		93,037
	Materials - 3.0%
251	Packaging Corp. of America	15,999
47	Reliance Steel & Aluminum	3,181
50	Sherwin-Williams Co.	11,040
221	Silgan Holdings, Inc.	10,391
391	Steel Dynamics, Inc.	8,842
		49,453
	Media - 1.4%
307	DreamWorks Animation SKG, Inc. ●	8,360
588	Pandora Media, Inc. ●	14,195
		22,555
	Pharmaceuticals, Biotechnology and Life Sciences - 11.5%
877	Alkermes plc ●	37,612
161	Alnylam Pharmaceuticals, Inc. ●	12,564
318	Cubist Pharmaceuticals, Inc. ●	21,123
203	Hospira, Inc. ●	10,547
360	Incyte Corp. ●	17,659
762	Ironwood Pharmaceuticals, Inc. ●	9,870
39	Jazz Pharmaceuticals plc ●	6,296
223	Medivation, Inc. ●	22,026
32	Mettler-Toledo International, Inc. ●	8,298
185	Salix Pharmaceuticals Ltd. ●	28,918
146	Waters Corp. ●	14,514
		189,427
	Retailing - 7.0%
282	Advance Automotive Parts, Inc.	36,763
532	CarMax, Inc. ●	24,723
560	HomeAway, Inc. ●	19,884
97	Tiffany & Co.	9,344
265	TripAdvisor, Inc. ●	24,186
		114,900
	Semiconductors and Semiconductor Equipment - 2.8%
112	First Solar, Inc. ●	7,394
512	Maxim Integrated Products, Inc.	15,490
235	NXP Semiconductors N.V. ●	16,052
212	SunPower Corp. ●	7,192
		46,128
	Software and Services - 11.4%
442	Akamai Technologies, Inc. ●	26,426
130	Citrix Systems, Inc. ●	9,279
180	Factset Research Systems, Inc.	21,848
1,947	Genpact Ltd. ●	31,768
246	Solera Holdings, Inc.	13,869
1,031	Vantiv, Inc. ●	31,847

1

Hartford MidCap HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 99.1% - (continued)
	Software and Services - 11.4% - (continued)
267	VeriSign, Inc. ●		$14,715
212	WEX, Inc. ●		23,358
222	Yelp, Inc. ●		15,178
			188,288
	Technology Hardware and Equipment - 5.2%
162	Amphenol Corp. Class A		16,224
82	F5 Networks, Inc. ●		9,679
99	FEI Co.		7,477
786	National Instruments Corp.		24,323
135	Nimble Storage, Inc. ●		3,498
829	Trimble Navigation Ltd. ●		25,285
			86,486
	Transportation - 3.0%
28	AMERCO, Inc.		7,223
328	Expeditors International of Washington, Inc.		13,306
174	Genesee & Wyoming, Inc. Class A ●		16,583
161	J.B. Hunt Transport Services, Inc.		11,908
			49,020
	Utilities - 2.1%
136	Northeast Utilities		6,026
649	UGI Corp.		22,117
169	Wisconsin Energy Corp.		7,252
			35,395
	Total Common Stocks
	( Cost $1,272,802)		$1,639,898

	Total Long-Term Investments
	(Cost $1,272,802)		$1,639,898

Short-Term Investments - 0.4%
Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $12, collateralized by U.S. Treasury Note 0.63%, 2017, value of $13)
$12	0.001%, 9/30/14		$12
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $1,220, collateralized by FHLMC
2.40% - 4.50%, 2032 - 2044, FNMA 2.44% -
	4.50%, 2026 - 2044, value of $1,244)
1,220	0.001%, 9/30/14		1,220
Bank of Montreal TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $874,
collateralized by U.S. Treasury Bond 3.38% -
11.25%, 2015 - 2044, U.S. Treasury Note 0.13%
	- 4.63%, 2014 - 2024, value of $891)
874	0.001%, 9/30/14		874
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $278, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $283)
278	0.001%, 9/30/14		278

	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $577, collateralized by U.S. Treasury Note 2.38%, 2024, value of $589)
577	0.01%, 9/30/14		577
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $1,008, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $1,029)
1,008	0.001%, 9/30/14		1,008
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $213, collateralized by U.S. Treasury
Bond 4.75% - 6.75%, 2026 - 2041, U.S.
Treasury Note 0.25% - 3.13%, 2015 - 2019,
	value of $217)
213	0.001%, 9/30/14		213
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $393,
collateralized by U.S. Treasury Bond 3.75%,
2043, U.S. Treasury Note 1.63% - 4.25%, 2014 -
	2019, value of $401)
393	0.001%, 9/30/14		393
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$1,812, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 2.13%, 2021,
	value of $1,848)
1,812	0.001%, 9/30/14		1,812
			6,387
	Total Short-Term Investments
	(Cost $6,387)		$6,387

	Total Investments
	(Cost $1,279,189) ▲	99.5%	$1,646,285
	Other Assets and Liabilities	0.5%	8,312
	Total Net Assets	100.0%	$1,654,597

2

Hartford MidCap HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $1,284,178 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$385,580
Unrealized Depreciation	(23,473)
Net Unrealized Appreciation	$362,107

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Diversification by Sector
as of September 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.5%
Consumer Staples	2.9
Energy	7.5
Financials	13.7
Health Care	18.8
Industrials	18.2
Information Technology	19.4
Materials	3.0
Utilities	2.1
Total	99.1%
Short-Term Investments	0.4
Other Assets and Liabilities	0.5
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary
September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,639,898	$1,639,898	$–	$–
Short-Term Investments	6,387	–	6,387	–
Total	$1,646,285	$1,639,898	$6,387	$–

♦	For the nine-month period ended September 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

3

Hartford MidCap Value HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.4%
	Automobiles and Components - 0.7%
149	Goodyear (The) Tire & Rubber Co.	$3,365

	Banks - 6.8%
181	BankUnited, Inc.	5,527
172	Comerica, Inc.	8,566
147	EverBank Financial Corp.	2,597
87	Iberiabank Corp.	5,413
314	Zions Bancorporation	9,119
		31,222
	Capital Goods - 14.4%
224	Barnes Group, Inc.	6,793
71	Curtis-Wright Corp.	4,674
77	Esterline Technologies Corp. ●	8,610
114	Generac Holdings, Inc. ●	4,601
70	Hubbell, Inc. Class B	8,473
118	Moog, Inc. Class A ●	8,064
212	Orbital Sciences Corp. ●	5,899
130	Rexel S.A.	2,430
127	Sensata Technologies Holding N.V. ●	5,638
19	Teledyne Technologies, Inc. ●	1,824
115	WESCO International, Inc. ●	8,961
		65,967
	Consumer Durables and Apparel - 6.9%
157	Lennar Corp.	6,104
280	Newell Rubbermaid, Inc.	9,621
294	Performance Sports Group Ltd. ●	4,717
1,694	Samsonite International S.A.	5,453
177	Toll Brothers, Inc. ●	5,528
		31,423
	Consumer Services - 1.6%
202	Norwegian Cruise Line Holdings Ltd. ●	7,265

	Diversified Financials - 1.2%
118	LPL Financial Holdings, Inc.	5,443
452	Solar Cayman Ltd. ⌂■●†	32
		5,475
	Energy - 6.1%
431	Cobalt International Energy, Inc. ●	5,856
92	Diamondback Energy, Inc. ●	6,902
75	HollyFrontier Corp.	3,263
51	Newfield Exploration Co. ●	1,905
148	QEP Resources, Inc.	4,556
443	Trican Well Service Ltd.	5,184
		27,666
	Food, Beverage and Tobacco - 3.2%
134	Ebro Foods S.A.	2,540
94	Ingredion, Inc.	7,117
1,369	Treasury Wine Estates Ltd.	5,062
		14,719
	Health Care Equipment and Services - 2.9%
239	Brookdale Senior Living, Inc. ●	7,713
94	Wellcare Health Plans, Inc. ●	5,654
		13,367
	Insurance - 9.7%
97	Argo Group International Holdings Ltd.	4,900
127	Hanover Insurance Group, Inc.	7,819
59	NN Group N.V. ●	1,702
138	Reinsurance Group of America, Inc.	11,035
76	StanCorp Financial Group, Inc.	4,802
192	Unum Group	6,597
221	XL Group plc	7,327
		44,182
	Materials - 8.6%
127	Cabot Corp.	6,437
110	Celanese Corp.	6,437
340	Louisiana-Pacific Corp. ●	4,625
208	Methanex Corp. ADR	13,888
119	Owens-Illinois, Inc. ●	3,092
20	Packaging Corp. of America	1,302
49	Reliance Steel & Aluminum	3,345
		39,126
	Media - 2.4%
63	AMC Entertainment Holdings	1,455
240	Interpublic Group of Cos., Inc.	4,395
198	Quebecor, Inc.	4,980
		10,830
	Pharmaceuticals, Biotechnology and Life Sciences - 4.3%
624	Almirall S.A. ●	9,138
78	Ono Pharmaceutical Co., Ltd.	6,882
42	UCB S.A.	3,785
		19,805
	Real Estate - 8.3%
165	American Assets Trust, Inc. REIT	5,450
219	Blackstone Mortgage Trust, Inc. REIT	5,924
163	Equity Lifestyle Properties, Inc. REIT	6,909
131	Extra Space Storage, Inc. REIT	6,740
240	Forest City Enterprises, Inc. REIT ●	4,685
101	Plum Creek Timber Co., Inc. REIT	3,956
42	SL Green Realty Corp. REIT	4,245
		37,909
	Retailing - 1.0%
150	DSW, Inc.	4,514

	Semiconductors and Semiconductor Equipment - 6.1%
15	Avago Technologies Ltd.	1,340
202	Maxim Integrated Products, Inc.	6,096
293	Microsemi Corp. ●	7,445
136	NXP Semiconductors N.V. ●	9,300
137	RF Micro Devices, Inc. ●	1,583
36	Skyworks Solutions, Inc.	2,090
		27,854
	Software and Services - 5.1%
147	Booz Allen Hamilton Holding Corp.	3,447
72	Check Point Software Technologies Ltd. ADR ●	4,964
146	Teradata Corp. ●	6,108
155	Verint Systems, Inc. ●	8,642
		23,161
	Technology Hardware and Equipment - 3.6%
214	Arris Group, Inc. ●	6,054
185	Arrow Electronics, Inc. ●	10,256
		16,310
	Utilities - 5.5%
46	Alliant Energy Corp.	2,554
166	Great Plains Energy, Inc.	4,020
169	Portland General Electric Co.	5,432
254	UGI Corp.	8,642

1

Hartford MidCap Value HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 98.4% - (continued)
	Utilities - 5.5% - (continued)
130	Westar Energy, Inc.		$4,442
			25,090
	Total Common Stocks
	( Cost $356,064)		$449,250

	Total Long-Term Investments
	(Cost $356,064)		$449,250

Short-Term Investments - 1.4%
Repurchase Agreements - 1.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $12, collateralized by U.S. Treasury Note 0.63%, 2017, value of $12)
$12	0.001%, 9/30/14		$12

Bank of America Merrill Lynch TriParty Repurchase

Agreement (maturing on 10/01/2014 in the

amount of $1,194, collateralized by FHLMC

2.40% - 4.50%, 2032 - 2044, FNMA 2.44% -

4.50%, 2026 - 2044,  value of $1,218)

1,194	0.001%, 9/30/14		1,194

Bank of Montreal  TriParty Repurchase Agreement

(maturing on 10/01/2014 in the amount of $855,

collateralized by U.S. Treasury Bond 3.38% -

11.25%, 2015 - 2044, U.S. Treasury Note 0.13%

- 4.63%, 2014 - 2024, value of $872)

855	0.001%, 9/30/14		855
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $272, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $277)
272	0.001%, 9/30/14		272
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $565, collateralized by U.S. Treasury Note 2.38%, 2024, value of $576)
565	0.01%, 9/30/14		565
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $988, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $1,007)
988	0.001%, 9/30/14		988
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $208, collateralized by U.S. Treasury
Bond 4.75% - 6.75%, 2026 - 2041, U.S.
Treasury Note 0.25% - 3.13%, 2015 - 2019,
	value of $212)
208	0.001%, 9/30/14		208
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $385,
collateralized by U.S. Treasury Bond 3.75%,
2043, U.S. Treasury Note 1.63% - 4.25%, 2014 -
	2019, value of $393)
385	0.001%, 9/30/14		385
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$1,774, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2043, FNMA 2.50% - 5.00%, 2025 -
2044, U.S. Treasury Note 2.13%, 2021, value of
	$1,809)
1,774	0.001%, 9/30/14		1,774
			6,253
	Total Short-Term Investments
	(Cost $6,253)		$6,253

	Total Investments
	(Cost $362,317) ▲	99.8%	$455,503
	Other Assets and Liabilities	0.2%	852
	Total Net Assets	100.0%	$456,355

2

Hartford MidCap Value HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $364,900 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$99,905
Unrealized Depreciation	(9,302)
Net Unrealized Appreciation	$90,603

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2014, the aggregate value of these securities was $32, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2014, the aggregate value of these securities was $32, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	452	Solar Cayman Ltd. - 144A	$132

At September 30, 2014, the aggregate value of these securities was $32, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Sell	10/01/2014	RBC	$9	$9	$–	$–
EUR	Sell	10/02/2014	HSBC	232	231	1	–
EUR	Sell	10/01/2014	JPM	266	265	1	–
JPY	Sell	10/02/2014	BOA	9	9	–	–
Total						$2	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford MidCap Value HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
RBC	RBC Dominion Securities, Inc.

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector

as of September 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.6%
Consumer Staples	3.2
Energy	6.1
Financials	26.0
Health Care	7.2
Industrials	14.4
Information Technology	14.8
Materials	8.6
Utilities	5.5
Total	98.4%
Short-Term Investments	1.4
Other Assets and Liabilities	0.2
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford MidCap Value HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$449,250	$419,381	$29,837	$32
Short-Term Investments	6,253	–	6,253	–
Total	$455,503	$419,381	$36,090	$32
Foreign Currency Contracts *	$2	$–	$2	$–
Total	$2	$–	$2	$–

♦	For the nine-month period ended September 30, 2014, investments valued at $7,666 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2014
Assets:
Common Stocks	$32	$—	$—	*	$—	$—	$—	$—	$—	$32
Total	$32	$—	$—		$—	$—	$—	$—	$—	$32

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was zero.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 23.5%
	Automobiles and Components - 0.2%
1	BorgWarner, Inc.	$69
2	Delphi Automotive plc	105
22	Ford Motor Co.	331
8	General Motors Co.	249
2	Goodyear (The) Tire & Rubber Co.	36
1	Harley-Davidson, Inc.	73
4	Johnson Controls, Inc.	169
		1,032
	Banks - 0.7%
4	BB&T Corp.	154
1	Comerica, Inc.	52
5	Fifth Third Bancorp	96
3	Hudson City Bancorp, Inc.	28
5	Huntington Bancshares, Inc.	46
5	KeyCorp	68
1	M&T Bank Corp.	92
2	People's United Financial, Inc.	27
3	PNC Financial Services Group, Inc.	266
8	Regions Financial Corp.	81
3	SunTrust Banks, Inc.	117
10	US Bancorp	433
27	Wells Fargo & Co.	1,420
1	Zions Bancorporation	34
		2,914
	Capital Goods - 1.8%
4	3M Co.	529
1	AMETEK, Inc.	71
4	Boeing Co.	492
4	Caterpillar, Inc.	359
1	Cummins, Inc.	129
4	Danaher Corp.	266
2	Deere & Co.	169
1	Dover Corp.	77
3	Eaton Corp. plc	174
4	Emerson Electric Co.	251
2	Fastenal Co.	70
1	Flowserve Corp.	55
1	Fluor Corp.	60
2	General Dynamics Corp.	232
58	General Electric Co.	1,482
5	Honeywell International, Inc.	420
2	Illinois Tool Works, Inc.	177
2	Ingersoll-Rand plc	87
1	Jacobs Engineering Group, Inc. ●	37
1	Joy Global, Inc.	31
1	L-3 Communications Holdings, Inc.	60
2	Lockheed Martin Corp.	284
2	Masco Corp.	50
1	Northrop Grumman Corp.	158
2	PACCAR, Inc.	116
1	Pall Corp.	52
1	Parker-Hannifin Corp.	98
1	Pentair plc	73
1	Precision Castparts Corp.	197
1	Quanta Services, Inc. ●	45
2	Raytheon Co.	182
1	Rockwell Automation, Inc.	87
1	Rockwell Collins, Inc.	61
1	Roper Industries, Inc.	84
—	Snap-On, Inc.	41
1	Stanley Black & Decker, Inc.	80
2	Textron, Inc.	58
1	United Rentals, Inc. ●	62
5	United Technologies Corp.	518
—	W.W. Grainger, Inc.	87
1	Xylem, Inc.	38
		7,599
	Commercial and Professional Services - 0.2%
1	ADT (The) Corp.	37
1	Avery Dennison Corp.	24
1	Cintas Corp.	39
—	Dun & Bradstreet Corp.	25
1	Equifax, Inc.	52
1	Iron Mountain, Inc.	33
2	Nielsen N.V.	78
1	Pitney Bowes, Inc.	30
1	Republic Services, Inc.	57
1	Robert Half International, Inc.	38
—	Stericycle, Inc. ●	57
3	Tyco International Ltd.	114
3	Waste Management, Inc.	119
		703
	Consumer Durables and Apparel - 0.3%
2	Coach, Inc.	57
2	D.R. Horton, Inc.	39
—	Fossil Group, Inc. ●	25
1	Garmin Ltd.	36
—	Harman International Industries, Inc.	39
1	Hasbro, Inc.	36
1	Leggett & Platt, Inc.	28
1	Lennar Corp.	40
2	Mattel, Inc.	59
1	Michael Kors Holdings Ltd. ●	85
—	Mohawk Industries, Inc. ●	49
2	Newell Rubbermaid, Inc.	54
4	NIKE, Inc. Class B	361
2	Pulte Group, Inc.	34
—	PVH Corp.	58
—	Ralph Lauren Corp.	58
1	Under Armour, Inc. Class A ●	67
2	V.F. Corp.	131
—	Whirlpool Corp.	65
		1,321
	Consumer Services - 0.4%
3	Carnival Corp.	105
—	Chipotle Mexican Grill, Inc. ●	117
1	Darden Restaurants, Inc.	40
2	H & R Block, Inc.	49
1	Marriott International, Inc. Class A	88
6	McDonald's Corp.	536
4	Starbucks Corp.	326
1	Starwood Hotels & Resorts, Inc.	92
1	Wyndham Worldwide Corp.	59
—	Wynn Resorts Ltd.	88
3	Yum! Brands, Inc.	183
		1,683
	Diversified Financials - 1.6%
—	Affiliated Managers Group, Inc. ●	65
5	American Express Co.	455
1	Ameriprise Financial, Inc.	135
61	Bank of America Corp.	1,034
7	Bank of New York Mellon Corp.	253

1

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 23.5% - (continued)
	Diversified Financials - 1.6% - (continued)
1	BlackRock, Inc.	$238
3	Capital One Financial Corp.	264
7	Charles Schwab Corp.	194
17	Citigroup, Inc.	907
2	CME Group, Inc.	145
3	Discover Financial Services	171
2	E*Trade Financial Corp. ●	38
2	Franklin Resources, Inc.	123
2	Goldman Sachs Group, Inc.	434
1	Intercontinental Exchange, Inc.	128
2	Invesco Ltd.	98
22	JP Morgan Chase & Co.	1,306
1	Legg Mason, Inc.	30
2	Leucadia National Corp.	44
1	Moody's Corp.	101
9	Morgan Stanley	306
1	Nasdaq OMX Group, Inc.	28
2	Navient Corp.	43
1	Northern Trust Corp.	88
2	State Street Corp.	179
1	T. Rowe Price Group, Inc.	118
		6,925
	Energy - 2.3%
3	Anadarko Petroleum Corp.	297
2	Apache Corp.	207
3	Baker Hughes, Inc.	163
2	Cabot Oil & Gas Corp.	79
1	Cameron International Corp. ●	78
3	Chesapeake Energy Corp.	69
11	Chevron Corp.	1,303
1	Cimarex Energy Co.	64
7	ConocoPhillips Holding Co.	541
1	Consol Energy, Inc.	51
2	Denbury Resources, Inc.	31
2	Devon Energy Corp.	151
—	Diamond Offshore Drilling, Inc.	13
1	Ensco plc	55
3	EOG Resources, Inc.	312
1	EQT Corp.	80
25	Exxon Mobil Corp.	2,309
1	FMC Technologies, Inc. ●	73
5	Halliburton Co.	316
1	Helmerich & Payne, Inc.	61
2	Hess Corp.	142
4	Kinder Morgan, Inc.	146
4	Marathon Oil Corp.	146
2	Marathon Petroleum Corp.	138
1	Murphy Oil Corp.	54
2	Nabors Industries Ltd.	38
2	National Oilwell Varco, Inc.	189
1	Newfield Exploration Co. ●	30
1	Noble Corp. plc	33
2	Noble Energy, Inc.	142
4	Occidental Petroleum Corp.	432
3	Phillips 66	261
1	Pioneer Natural Resources Co.	164
1	QEP Resources, Inc.	30
1	Range Resources Corp.	67
7	Schlumberger Ltd.	759
2	Southwestern Energy Co. ●	71
4	Spectra Energy Corp.	152
1	Tesoro Corp.	45
2	Transocean, Inc.	63
3	Valero Energy Corp.	140
4	Williams Cos., Inc.	215
		9,710
	Food and Staples Retailing - 0.5%
3	Costco Wholesale Corp.	316
7	CVS Health Corp.	531
3	Kroger (The) Co.	147
1	Safeway, Inc.	46
3	Sysco Corp.	128
5	Walgreen Co.	300
9	Wal-Mart Stores, Inc.	695
2	Whole Foods Market, Inc.	79
		2,242
	Food, Beverage and Tobacco - 1.2%
11	Altria Group, Inc.	525
4	Archer-Daniels-Midland Co.	190
1	Brown-Forman Corp.	81
1	Campbell Soup Co.	44
23	Coca-Cola Co.	970
1	Coca-Cola Enterprises, Inc.	58
2	ConAgra Foods, Inc.	81
1	Constellation Brands, Inc. Class A ●	84
1	Dr. Pepper Snapple Group	72
4	General Mills, Inc.	178
1	Hershey Co.	81
1	Hormel Foods Corp.	39
1	J.M. Smucker Co.	58
1	Kellogg Co.	91
1	Keurig Green Mountain, Inc.	91
3	Kraft Foods Group, Inc.	193
2	Lorillard, Inc.	125
1	McCormick & Co., Inc.	50
1	Mead Johnson Nutrition Co.	113
1	Molson Coors Brewing Co.	69
10	Mondelez International, Inc.	333
1	Monster Beverage Corp. ●	76
9	PepsiCo, Inc.	808
9	Philip Morris International, Inc.	752
2	Reynolds American, Inc.	104
2	Tyson Foods, Inc. Class A	66
		5,332
	Health Care Equipment and Services - 1.0%
9	Abbott Laboratories	360
2	Aetna, Inc.	165
1	AmerisourceBergen Corp.	95
—	Bard (C.R.), Inc.	62
3	Baxter International, Inc.	224
1	Becton, Dickinson & Co.	126
8	Boston Scientific Corp. ●	91
2	Cardinal Health, Inc.	145
1	CareFusion Corp. ●	53
2	Cerner Corp. ●	104
2	CIGNA Corp.	138
3	Covidien plc	225
1	DaVita HealthCare Partners, Inc. ●	73
1	Dentsply International, Inc.	37
1	Edwards Lifesciences Corp. ●	62
4	Express Scripts Holding Co. ●	303
1	Humana, Inc.	115

2

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 23.5% - (continued)
	Health Care Equipment and Services - 1.0% - (continued)
—	Intuitive Surgical, Inc. ●	$94
—	Laboratory Corp. of America Holdings ●	50
1	McKesson Corp.	260
6	Medtronic, Inc.	349
—	Patterson Cos., Inc.	21
1	Quest Diagnostics, Inc.	51
2	St. Jude Medical, Inc.	99
2	Stryker Corp.	139
1	Tenet Healthcare Corp. ●	34
6	UnitedHealth Group, Inc.	483
1	Universal Health Services, Inc. Class B	55
1	Varian Medical Systems, Inc. ●	47
2	Wellpoint, Inc.	189
1	Zimmer Holdings, Inc.	98
		4,347
	Household and Personal Products - 0.5%
3	Avon Products, Inc.	32
1	Clorox Co.	73
5	Colgate-Palmolive Co.	323
1	Estee Lauder Co., Inc.	97
2	Kimberly-Clark Corp.	231
16	Procter & Gamble Co.	1,306
		2,062
	Insurance - 1.0%
2	ACE Ltd.	207
3	Aflac, Inc.	165
3	Allstate (The) Corp.	160
8	American International Group, Inc.	451
2	Aon plc	146
—	Assurant, Inc.	30
11	Berkshire Hathaway, Inc. Class B ●	1,452
1	Chubb Corp.	128
1	Cincinnati Financial Corp.	40
3	Genworth Financial, Inc. ●	40
2	Lincoln National Corp.	89
2	Loews Corp.	73
3	Marsh & McLennan Cos., Inc.	164
7	MetLife, Inc.	358
2	Principal Financial Group, Inc.	82
3	Progressive Corp.	80
3	Prudential Financial, Inc.	235
1	Torchmark Corp.	54
2	Travelers Cos., Inc.	184
2	Unum Group	64
2	XL Group plc	54
		4,256
	Materials - 0.8%
1	Air Products & Chemicals, Inc.	144
—	Airgas, Inc.	43
7	Alcoa, Inc.	110
1	Allegheny Technologies, Inc.	23
1	Ball Corp.	50
1	Bemis Co., Inc.	22
—	CF Industries Holdings, Inc.	81
6	Dow Chemical Co.	340
5	E.I. DuPont de Nemours & Co.	378
1	Eastman Chemical Co.	70
2	Ecolab, Inc.	179
1	FMC Corp.	44
6	Freeport-McMoRan, Inc.	195
—	International Flavors & Fragrances, Inc.	45
2	International Paper Co.	117
2	LyondellBasell Industries Class A	266
—	Martin Marietta Materials, Inc.	46
1	MeadWestvaco Corp.	40
3	Monsanto Co.	341
2	Mosaic Co.	82
3	Newmont Mining Corp.	67
2	Nucor Corp.	100
1	Owens-Illinois, Inc. ●	25
1	PPG Industries, Inc.	156
2	Praxair, Inc.	217
1	Sealed Air Corp.	43
—	Sherwin-Williams Co.	105
1	Sigma-Aldrich Corp.	93
1	Vulcan Materials Co.	46
		3,468
	Media - 0.8%
1	Cablevision Systems Corp.	23
3	CBS Corp. Class B	150
15	Comcast Corp. Class A	801
3	DirecTV ●	251
1	Discovery Communications, Inc. ●	32
2	Discovery Communications, Inc. Series C ●	59
1	Gannett Co., Inc.	39
2	Interpublic Group of Cos., Inc.	45
2	McGraw Hill Financial, Inc.	132
3	News Corp. Class A ●	47
1	Omnicom Group, Inc.	100
1	Scripps Networks Interactive Class A	46
2	Time Warner Cable, Inc.	231
5	Time Warner, Inc.	371
11	Twenty-First Century Fox, Inc.	372
2	Viacom, Inc. Class B	169
9	Walt Disney Co.	809
		3,677
	Pharmaceuticals, Biotechnology and Life Sciences - 2.2%
9	AbbVie, Inc.	530
2	Actavis plc ●	368
2	Agilent Technologies, Inc.	110
1	Alexion Pharmaceuticals, Inc. ●	189
2	Allergan, Inc.	306
4	Amgen, Inc.	615
1	Biogen Idec, Inc. ●	450
10	Bristol-Myers Squibb Co.	489
5	Celgene Corp. ●	437
6	Eli Lilly & Co.	367
9	Gilead Sciences, Inc. ●	927
1	Hospira, Inc. ●	51
16	Johnson & Johnson	1,732
1	Mallinckrodt plc ●	59
17	Merck & Co., Inc.	985
2	Mylan, Inc. ●	98
1	PerkinElmer, Inc.	29
1	Perrigo Co. plc	116
37	Pfizer, Inc.	1,080
—	Regeneron Pharmaceuticals, Inc. ●	154
2	Thermo Fisher Scientific, Inc.	280
1	Vertex Pharmaceuticals, Inc. ●	154
—	Waters Corp. ●	48
3	Zoetis, Inc.	107
		9,681

3

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 23.5% - (continued)
	Real Estate - 0.5%
2	American Tower Corp. REIT	$214
1	Apartment Investment & Management Co. Class A REIT	28
1	AvalonBay Communities, Inc. REIT	106
1	Boston Properties, Inc. REIT	102
2	CBRE Group, Inc. ●	47
2	Equity Residential Properties Trust REIT	129
—	Essex Property Trust, Inc. REIT	66
4	General Growth Properties, Inc. REIT	86
3	HCP, Inc. REIT	104
2	Health Care REIT, Inc.	118
4	Host Hotels & Resorts, Inc. REIT	93
2	Kimco Realty Corp. REIT	52
1	Macerich Co. REIT	53
1	Plum Creek Timber Co., Inc. REIT	40
3	ProLogis L.P. REIT	109
1	Public Storage REIT	137
2	Simon Property Group, Inc. REIT	294
2	Ventas, Inc. REIT	105
1	Vornado Realty Trust REIT	101
3	Weyerhaeuser Co. REIT	96
		2,080
	Retailing - 1.0%
2	Amazon.com, Inc. ●	705
—	AutoNation, Inc. ●	22
—	AutoZone, Inc. ●	98
1	Bed Bath & Beyond, Inc. ●	76
2	Best Buy Co., Inc.	56
1	CarMax, Inc. ●	59
2	Dollar General Corp. ●	107
1	Dollar Tree, Inc. ●	66
1	Expedia, Inc.	50
1	Family Dollar Stores, Inc.	43
1	GameStop Corp. Class A	27
2	Gap, Inc.	66
1	Genuine Parts Co.	76
8	Home Depot, Inc.	711
1	Kohl's Corp.	72
1	L Brands, Inc.	96
6	Lowe's Cos., Inc.	301
2	Macy's, Inc.	119
—	Netflix, Inc. ●	158
1	Nordstrom, Inc.	57
1	O'Reilly Automotive, Inc. ●	89
1	PetSmart, Inc.	40
—	Priceline (The) Group, Inc. ●	356
1	Ross Stores, Inc.	91
4	Staples, Inc.	45
4	Target Corp.	229
1	Tiffany & Co.	62
4	TJX Cos., Inc.	236
1	Tractor Supply Co.	49
1	TripAdvisor, Inc. ●	59
1	Urban Outfitters, Inc. ●	22
		4,243
	Semiconductors and Semiconductor Equipment - 0.6%
2	Altera Corp.	64
2	Analog Devices, Inc.	89
7	Applied Materials, Inc.	152
1	Avago Technologies Ltd.	126
3	Broadcom Corp. Class A	125
—	First Solar, Inc. ●	29
29	Intel Corp.	993
1	KLA-Tencor Corp.	75
1	Lam Research Corp.	70
1	Linear Technology Corp.	61
1	Microchip Technology, Inc.	55
6	Micron Technology, Inc. ●	211
3	NVIDIA Corp.	55
6	Texas Instruments, Inc.	293
2	Xilinx, Inc.	66
		2,464
	Software and Services - 2.5%
4	Accenture plc	295
3	Adobe Systems, Inc. ●	188
1	Akamai Technologies, Inc. ●	61
—	Alliance Data Systems Corp. ●	80
1	Autodesk, Inc. ●	72
3	Automatic Data Processing, Inc.	228
2	CA, Inc.	51
1	Citrix Systems, Inc. ●	68
4	Cognizant Technology Solutions Corp. ●	157
1	Computer Sciences Corp.	51
7	eBay, Inc. ●	369
2	Electronic Arts, Inc. ●	64
11	Facebook, Inc. ●	889
2	Fidelity National Information Services, Inc.	93
1	Fiserv, Inc. ●	93
2	Google, Inc. Class A ●	965
2	Google, Inc. Class C ●	948
5	IBM Corp.	1,014
2	Intuit, Inc.	144
6	MasterCard, Inc.	419
47	Microsoft Corp.	2,201
19	Oracle Corp.	717
2	Paychex, Inc.	83
1	Red Hat, Inc. ●	62
3	Salesforce.com, Inc. ●	192
4	Symantec Corp.	94
1	Teradata Corp. ●	38
1	Total System Services, Inc.	30
1	VeriSign, Inc. ●	36
3	Visa, Inc.	606
3	Western Union Co.	49
6	Xerox Corp.	83
5	Yahoo!, Inc. ●	217
		10,657
	Technology Hardware and Equipment - 1.6%
1	Allegion plc	27
1	Amphenol Corp. Class A	91
35	Apple, Inc.	3,476
29	Cisco Systems, Inc.	739
7	Corning, Inc.	144
12	EMC Corp.	342
—	F5 Networks, Inc. ●	51
1	FLIR Systems, Inc.	26
1	Harris Corp.	40
11	Hewlett-Packard Co.	381
1	Jabil Circuit, Inc.	24
2	Juniper Networks, Inc.	51
1	Motorola Solutions, Inc.	81

4

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 23.5% - (continued)
	Technology Hardware and Equipment - 1.6% - (continued)
2	NetApp, Inc.	$79
10	Qualcomm, Inc.	721
1	SanDisk Corp.	126
2	Seagate Technology plc	108
2	TE Connectivity Ltd.	130
1	Western Digital Corp.	123
		6,760
	Telecommunication Services - 0.6%
30	AT&T, Inc.	1,052
3	CenturyLink, Inc.	135
2	Crown Castle International Corp.	156
6	Frontier Communications Co.	38
24	Verizon Communications, Inc.	1,194
4	Windstream Holdings, Inc.	38
		2,613
	Transportation - 0.5%
1	C.H. Robinson Worldwide, Inc.	57
6	CSX Corp.	185
5	Delta Air Lines, Inc.	175
1	Expeditors International of Washington, Inc.	45
2	FedEx Corp.	246
1	Kansas City Southern	77
2	Norfolk Southern Corp.	199
—	Ryder System, Inc.	28
4	Southwest Airlines Co.	134
5	Union Pacific Corp.	561
4	United Parcel Service, Inc. Class B	398
		2,105
	Utilities - 0.7%
4	AES (The) Corp.	55
1	AGL Resources, Inc.	35
1	Ameren Corp.	53
3	American Electric Power Co., Inc.	147
3	CenterPoint Energy, Inc.	62
2	CMS Energy Corp.	48
2	Consolidated Edison, Inc.	95
3	Dominion Resources, Inc.	232
1	DTE Energy Co.	77
4	Duke Energy Corp.	306
2	Edison International	104
1	Entergy Corp.	80
5	Exelon Corp.	169
2	FirstEnergy Corp.	82
—	Integrys Energy Group, Inc.	30
3	NextEra Energy, Inc.	236
2	NiSource, Inc.	75
2	Northeast Utilities	80
2	NRG Energy, Inc.	60
1	Oneok, Inc.	80
1	Pepco Holdings, Inc.	39
3	PG&E Corp.	122
1	Pinnacle West Capital Corp.	34
4	PPL Corp.	127
3	Public Service Enterprise Group, Inc.	108
1	SCANA Corp.	40
1	Sempra Energy	140
5	Southern Co.	224
1	TECO Energy, Inc.	25
1	Wisconsin Energy Corp.	55
3	Xcel Energy, Inc.	88
		3,108
	Total Common Stocks
	( Cost $77,578)	$100,982

Exchange Traded Funds - 0.1%
	Diversified Financials - 0.1%
2	Vanguard S&P 500 ETF	$450

	Total Exchange Traded Funds
	(Cost $461)	$450

Asset and Commercial Mortgage Backed Securities - 0.7%
	Finance and Insurance - 0.7%
	Ally Automotive Receivables Trust
$3	0.93%, 02/16/2016	$3
	Banc of America Commercial Mortgage, Inc.
25	5.41%, 09/10/2047	27
24	5.45%, 01/15/2049	26
20	5.49%, 02/10/2051 Δ	21
60	5.68%, 07/10/2046	65
30	5.76%, 06/10/2049 Δ	32
24	5.89%, 07/10/2044 Δ	26
15	5.92%, 05/10/2045 Δ	16
8	5.95%, 02/10/2051 Δ	9
	Bear Stearns Commercial Mortgage Securities, Inc.
60	5.20%, 12/11/2038	64
22	5.33%, 02/11/2044	24
53	5.41%, 12/11/2040	55
25	5.70%, 06/13/2050	27
60	5.90%, 06/11/2040 Δ	66
	Chase Issuance Trust
150	0.79%, 06/15/2017	150
100	1.30%, 02/18/2020	99
	Citibank Credit Card Issuance Trust
110	4.85%, 03/10/2017	112
100	5.65%, 09/20/2019	112
	Citigroup Commercial Mortgage Trust
35	5.90%, 12/10/2049 Δ	38
20	6.34%, 12/10/2049 Δ	22
	Citigroup/Deutsche Bank Commercial Mortgage Trust
25	5.32%, 12/11/2049	27
33	5.40%, 07/15/2044 Δ	34
22	5.62%, 10/15/2048	24
33	5.89%, 11/15/2044	36
	Commercial Mortgage Pass-Through Certificates
30	3.15%, 08/15/2045	30
20	5.31%, 12/10/2046	21
23	5.94%, 06/10/2046 Δ	25
15	5.99%, 12/10/2049 Δ	16
	Community or Commercial Mortgage Trust
15	2.94%, 01/10/2046	15
	Credit Suisse Mortgage Capital Certificates
26	5.47%, 09/15/2039	28
50	5.61%, 02/15/2039 Δ	52
24	5.89%, 06/15/2039 Δ	26
	CS First Boston Mortgage Securities Corp.
60	5.10%, 08/15/2038	61

5

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 0.7% - (continued)
	Finance and Insurance - 0.7% - (continued)
	CW Capital Cobalt Ltd.
$36	5.22%, 08/15/2048	$38
24	5.48%, 04/15/2047	26
23	5.97%, 05/15/2046 Δ	25
	Ford Credit Automotive Owner Trust
100	0.78%, 05/15/2018	100
	GE Capital Commercial Mortgage Corp.
30	5.54%, 12/10/2049	32
	Greenwich Capital Commercial Funding Corp.
40	5.22%, 04/10/2037 Δ	41
35	5.44%, 03/10/2039 Δ	38
25	5.74%, 12/10/2049	27
48	6.01%, 07/10/2038 Δ	51
	GS Mortgage Securities Trust
10	2.94%, 02/10/2046	10
40	3.14%, 06/10/2046	40
50	3.38%, 05/10/2045	51
20	3.48%, 01/10/2045	20
33	4.75%, 07/10/2039	33
25	5.56%, 11/10/2039	27
41	5.99%, 08/10/2045 Δ	45
	Honda Automotive Receivables Owner Trust
22	0.77%, 01/15/2016	22
	JP Morgan Chase Commercial Mortgage Securities Corp.
10	4.17%, 08/15/2046	11
25	5.34%, 05/15/2047	26
25	5.40%, 12/15/2044 Δ	26
19	5.42%, 01/15/2049	20
34	5.44%, 06/12/2047 Δ	36
18	5.48%, 12/12/2044 Δ	19
38	5.79%, 02/12/2051 Δ	41
25	5.98%, 06/15/2049 Δ	27
100	6.06%, 04/15/2045 Δ	106
	LB-UBS Commercial Mortgage Trust
25	5.37%, 09/15/2039 Δ	27
59	5.42%, 02/15/2040	64
15	5.87%, 09/15/2045	17
10	6.03%, 06/15/2038 Δ	10
	Merrill Lynch/Countrywide Commercial Mortgage Trust
25	5.17%, 12/12/2049 Δ	27
24	5.38%, 08/12/2048	26
40	5.70%, 09/12/2049	44
35	6.07%, 06/12/2046 Δ	37
	Morgan Stanley Capital I
80	4.99%, 08/13/2042	81
48	5.33%, 12/15/2043	51
25	5.69%, 04/15/2049 Δ	27
33	5.83%, 10/15/2042 Δ	35
	Morgan Stanley Capital Investments
25	5.81%, 12/12/2049	27
	Wachovia Bank Commercial Mortgage Trust
25	5.31%, 11/15/2048	26
25	5.34%, 12/15/2043	27
20	5.42%, 01/15/2045 Δ	21
24	5.45%, 12/15/2044 Δ	25
25	5.51%, 04/15/2047	27
37	5.57%, 10/15/2048	40
25	5.68%, 05/15/2046	27
25	5.93%, 06/15/2049 Δ	27
	WF-RBS Commercial Mortgage Trust
40	2.88%, 12/15/2045	39
		3,059

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $3,065)	$3,059

Corporate Bonds - 12.2%
	Administrative, Support, Waste Management and Remediation Services - 0.1%
	Republic Services, Inc.
$95	5.00%, 03/01/2020	$105
	Waste Management, Inc.
105	4.75%, 06/30/2020	116
25	6.13%, 11/30/2039	31
		252
	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Monsanto Co.
80	4.40%, 07/15/2044	79
	Weyerhaeuser Co.
40	7.38%, 03/15/2032	53
		132
	Arts, Entertainment and Recreation - 0.5%
	CBS Corp.
90	3.70%, 08/15/2024	89
	Comcast Corp.
90	4.65%, 07/15/2042	93
305	5.15%, 03/01/2020	345
55	7.05%, 03/15/2033	74
	DirecTV Holdings LLC
30	3.50%, 03/01/2016	31
145	5.00%, 03/01/2021	161
50	5.15%, 03/15/2042	50
	Discovery Communications, Inc.
50	4.88%, 04/01/2043	50
85	5.05%, 06/01/2020	94
	NBC Universal Media LLC
125	4.38%, 04/01/2021	136
	News America, Inc.
155	4.50%, 02/15/2021	168
131	6.40%, 12/15/2035	163
	Time Warner Cable, Inc.
345	4.00%, 09/01/2021	363
65	6.75%, 07/01/2018	76
	Time Warner, Inc.
130	4.88%, 03/15/2020	143
160	6.50%, 11/15/2036	193
	Viacom, Inc.
88	4.38%, 03/15/2043	81
	Walt Disney Co.
35	4.13%, 12/01/2041	35
50	5.63%, 09/15/2016	55
		2,400
	Beverage and Tobacco Product Manufacturing - 0.4%
	Altria Group, Inc.
360	4.75%, 05/05/2021	392
6	9.70%, 11/10/2018	8
	Anheuser-Busch InBev Worldwide, Inc.
95	3.75%, 07/15/2042	85
325	5.38%, 01/15/2020	367

6

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 12.2% - (continued)
	Beverage and Tobacco Product Manufacturing - 0.4% - (continued)
	Coca-Cola Co.
$340	1.65%, 03/14/2018	$342
30	3.15%, 11/15/2020	31
	Diageo Capital plc
50	3.88%, 04/29/2043	46
75	5.50%, 09/30/2016	82
	Dr. Pepper Snapple Group
40	2.90%, 01/15/2016	41
	PepsiCo, Inc.
180	3.13%, 11/01/2020	186
30	5.50%, 01/15/2040	35
	Philip Morris International, Inc.
215	4.50%, 03/26/2020 - 03/20/2042	231
		1,846
	Chemical Manufacturing - 0.2%
	CF Industries Holdings, Inc.
50	4.95%, 06/01/2043	50
	Dow Chemical Co.
200	4.13%, 11/15/2021	210
25	4.38%, 11/15/2042	24
90	8.55%, 05/15/2019	113
	E.I. DuPont de Nemours & Co.
160	3.63%, 01/15/2021	168
20	5.60%, 12/15/2036	24
	Ecolab, Inc.
95	4.35%, 12/08/2021	103
	Potash Corp. of Saskatchewan, Inc.
35	6.50%, 05/15/2019	41
	PPG Industries, Inc.
20	3.60%, 11/15/2020	21
	Praxair, Inc.
55	2.45%, 02/15/2022	53
25	5.38%, 11/01/2016	27
		834
	Computer and Electronic Product Manufacturing - 0.5%
	Apple, Inc.
360	2.40%, 05/03/2023	340
	Cingular Wireless LLC
25	7.13%, 12/15/2031	33
	Cisco Systems, Inc.
320	4.45%, 01/15/2020	351
40	5.50%, 02/22/2016	43
	EMC Corp.
110	2.65%, 06/01/2020	109
	Hewlett-Packard Co.
45	4.30%, 06/01/2021	48
250	5.50%, 03/01/2018	279
	Intel Corp.
90	2.70%, 12/15/2022	87
100	3.30%, 10/01/2021	103
	Lockheed Martin Corp.
140	4.25%, 11/15/2019	153
15	4.85%, 09/15/2041	16
	Raytheon Co.
95	3.13%, 10/15/2020	98
	Texas Instruments, Inc.
80	1.65%, 08/03/2019	78
25	2.38%, 05/16/2016	26
	Thermo Fisher Scientific, Inc.
155	2.25%, 08/15/2016	158
100	4.15%, 02/01/2024	104
		2,026
	Construction - 0.0%
	CRH America, Inc.
125	6.00%, 09/30/2016	137

	Couriers and Messengers - 0.0%
	United Parcel Service, Inc.
110	3.13%, 01/15/2021	114

	Educational Services - 0.0%
	Princeton University
75	4.95%, 03/01/2019	85

	Electrical Equipment and Appliance Manufacturing - 0.1%
	Emerson Electric Co.
70	4.88%, 10/15/2019	79
	General Electric Co.
107	4.13%, 10/09/2042	106
120	5.25%, 12/06/2017	133
	Koninklijke Philips Electronics N.V.
58	6.88%, 03/11/2038	78
		396
	Finance and Insurance - 4.6%
	ACE INA Holdings, Inc.
115	2.70%, 03/13/2023	110
	Allstate (The) Corp.
75	5.55%, 05/09/2035	88
	American Express Co.
208	2.65%, 12/02/2022	201
	American International Group, Inc.
90	4.50%, 07/16/2044	89
136	6.40%, 12/15/2020	162
	Aon Corp.
20	5.00%, 09/30/2020	22
	Asian Development Bank
100	1.75%, 09/11/2018	100
265	2.50%, 03/15/2016	273
	Bank of America Corp.
160	3.30%, 01/11/2023	156
445	5.00%, 05/13/2021	489
560	5.65%, 05/01/2018	623
50	5.88%, 02/07/2042	60
	Bank of Montreal
150	1.45%, 04/09/2018	148
	Bank of New York Mellon Corp.
135	2.30%, 07/28/2016	139
50	3.55%, 09/23/2021	52
	Bank of Nova Scotia
95	4.38%, 01/13/2021	104
	Barclays Bank plc
250	5.00%, 09/22/2016	268
	BB&T Corp.
80	3.20%, 03/15/2016	83
130	5.25%, 11/01/2019	146
	Berkshire Hathaway Finance Corp.
75	4.50%, 02/11/2043	76
225	5.40%, 05/15/2018	253

7

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 12.2% - (continued)
	Finance and Insurance - 4.6% - (continued)
	BlackRock, Inc.
$105	5.00%, 12/10/2019	$119
	BP Capital Markets plc
160	2.25%, 11/01/2016	164
190	3.25%, 05/06/2022	189
	Capital One Financial Corp.
140	4.75%, 07/15/2021	152
110	6.15%, 09/01/2016	120
	Chubb Corp.
90	5.75%, 05/15/2018	102
	CIGNA Corp.
100	4.00%, 02/15/2022	105
10	5.38%, 02/15/2042	11
	Citigroup, Inc.
40	3.38%, 03/01/2023	39
100	4.45%, 01/10/2017	107
568	5.38%, 08/09/2020	643
135	6.63%, 06/15/2032	163
	Credit Suisse New York
110	5.30%, 08/13/2019	124
	Deutsche Bank AG London
110	3.25%, 01/11/2016	113
70	3.70%, 05/30/2024	70
	European Bank for Reconstruction & Development
285	2.50%, 03/15/2016	293
	European Investment Bank
695	1.25%, 10/14/2016	702
555	2.88%, 09/15/2020	578
	Fifth Third Bancorp
100	3.50%, 03/15/2022	102
35	3.63%, 01/25/2016	36
	Ford Motor Credit Co. LLC
270	6.63%, 08/15/2017	305
	General Electric Capital Corp.
455	4.38%, 09/16/2020	497
525	5.30%, 02/11/2021	592
35	5.88%, 01/14/2038	42
	Goldman Sachs Group, Inc.
400	3.85%, 07/08/2024	398
189	6.25%, 02/01/2041	229
	HCP, Inc.
160	6.70%, 01/30/2018	184
	Health Care REIT, Inc.
40	3.75%, 03/15/2023	39
55	5.25%, 01/15/2022	61
	HSBC Finance Corp.
160	6.68%, 01/15/2021	188
	HSBC Holdings plc
570	5.10%, 04/05/2021	641
	Inter-American Development Bank
480	3.88%, 02/14/2020	526
	John Deere Capital Corp.
105	1.85%, 09/15/2016	107
165	2.80%, 09/18/2017	172
	JP Morgan Chase & Co.
785	4.95%, 03/25/2020	867
25	5.50%, 10/15/2040	29
80	6.00%, 01/15/2018	90
365	6.30%, 04/23/2019	423
	Kreditanstalt fuer Wiederaufbau
450	1.25%, 10/26/2015 - 02/15/2017	454
185	2.63%, 01/25/2022	188
561	4.00%, 01/27/2020	617
	Landwirtschaftliche Rentenbank
180	2.50%, 02/15/2016	185
	Lincoln National Corp.
60	4.00%, 09/01/2023	62
60	4.85%, 06/24/2021	66
	LYB Internantional Finance B.V.
100	4.00%, 07/15/2023	103
30	4.88%, 03/15/2044	31
	Marsh & McLennan Cos., Inc.
35	4.80%, 07/15/2021	39
	MetLife, Inc.
90	5.70%, 06/15/2035	108
120	7.72%, 02/15/2019	147
	Morgan Stanley
200	5.45%, 01/09/2017	217
655	5.50%, 07/28/2021	738
	National Rural Utilities Cooperative Finance Corp.
110	3.05%, 02/15/2022	110
30	5.45%, 04/10/2017	33
	Nomura Holdings, Inc.
130	4.13%, 01/19/2016	135
	Oesterreichische Kontrollbank AG
95	4.88%, 02/16/2016	101
	PNC Funding Corp.
70	2.70%, 09/19/2016	72
70	3.30%, 03/08/2022	71
150	5.13%, 02/08/2020	169
	Principal Financial Group, Inc.
70	3.30%, 09/15/2022	70
	Prudential Financial, Inc.
205	5.38%, 06/21/2020	232
45	5.80%, 11/16/2041	52
	Rabobank Nederland
245	4.50%, 01/11/2021	267
25	5.25%, 05/24/2041	28
	Royal Bank of Canada
185	2.30%, 07/20/2016	190
	Royal Bank of Scotland Group plc
35	6.13%, 01/11/2021	41
	Simon Property Group L.P.
220	5.65%, 02/01/2020	253
	State Street Corp.
80	4.38%, 03/07/2021	88
	Toyota Motor Credit Corp.
70	2.00%, 10/24/2018	70
140	3.40%, 09/15/2021	145
	Travelers Cos., Inc.
140	3.90%, 11/01/2020	150
30	4.60%, 08/01/2043	31
	U.S. Bancorp
50	4.13%, 05/24/2021	54
	UBS AG Stamford CT
150	5.75%, 04/25/2018	169
100	5.88%, 07/15/2016	108
	UnitedHealth Group, Inc.
125	6.88%, 02/15/2038	171

8

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 12.2% - (continued)
	Finance and Insurance - 4.6% - (continued)
	Wellpoint, Inc.
$65	4.65%, 01/15/2043	$64
	Wells Fargo & Co.
330	2.10%, 05/08/2017	337
70	3.50%, 03/08/2022	71
335	4.60%, 04/01/2021	367
100	5.61%, 01/15/2044	113
	Westpac Banking Corp.
110	3.00%, 12/09/2015	113
		19,794
	Food Manufacturing - 0.2%
	Archer-Daniels-Midland Co.
33	4.02%, 04/16/2043	31
	ConAgra Foods, Inc.
14	4.65%, 01/25/2043	14
94	7.00%, 04/15/2019	111
	General Mills, Inc.
80	5.65%, 02/15/2019	91
	Kellogg Co.
45	4.00%, 12/15/2020	48
	Kraft Foods Group, Inc.
50	5.00%, 06/04/2042	52
113	5.38%, 02/10/2020	128
	Mondelez International, Inc.
200	4.00%, 02/01/2024	205
	Tyson Foods, Inc.
50	3.95%, 08/15/2024	50
	Unilever Capital Corp.
70	5.90%, 11/15/2032	92
		822
	Food Services - 0.0%
	McDonald's Corp.
49	3.70%, 02/15/2042	45
80	5.35%, 03/01/2018	89
	Yum! Brands, Inc.
7	6.88%, 11/15/2037	9
		143
	Health Care and Social Assistance - 0.9%
	AbbVie, Inc.
265	2.90%, 11/06/2022	253
	Actavis Funding SCS
110	3.85%, 06/15/2024 ■	107
	Aetna, Inc.
165	3.95%, 09/01/2020	176
	Amgen, Inc.
195	3.88%, 11/15/2021	205
87	5.75%, 03/15/2040	100
	AstraZeneca plc
130	5.90%, 09/15/2017	146
35	6.45%, 09/15/2037	46
	Baxter International, Inc.
130	2.40%, 08/15/2022	123
30	4.50%, 08/15/2019	33
	Boston Scientific Corp.
70	6.00%, 01/15/2020	80
	Bristol-Myers Squibb Co.
25	3.25%, 08/01/2042	21
	Celgene Corp.
85	3.25%, 08/15/2022	84
	Covidien International Finance S.A.
45	3.20%, 06/15/2022	46
25	6.00%, 10/15/2017	28
	Eli Lilly & Co.
20	5.20%, 03/15/2017	22
	Express Scripts Holding Co.
205	4.75%, 11/15/2021	224
	Gilead Sciences, Inc.
110	3.70%, 04/01/2024	112
20	4.40%, 12/01/2021	22
	GlaxoSmithKline Capital, Inc.
40	2.80%, 03/18/2023	38
180	5.65%, 05/15/2018	204
47	6.38%, 05/15/2038	61
	Johnson & Johnson
75	2.15%, 05/15/2016	77
75	5.95%, 08/15/2037	97
	McKesson Corp.
70	3.80%, 03/15/2024	70
50	4.75%, 03/01/2021	56
	Medtronic, Inc.
15	4.00%, 04/01/2043	14
120	4.45%, 03/15/2020	132
	Merck & Co., Inc.
65	3.60%, 09/15/2042	59
195	3.88%, 01/15/2021	209
	Novartis Capital Corp.
140	2.40%, 09/21/2022	135
	Novartis Securities Investment Ltd.
75	5.13%, 02/10/2019	84
	Pfizer, Inc.
470	6.20%, 03/15/2019	549
	Quest Diagnostics, Inc.
40	4.70%, 04/01/2021	43
	Sanofi-Aventis S.A.
20	4.00%, 03/29/2021	21
	Teva Pharmaceutical Finance IV B.V.
60	3.65%, 11/10/2021	61
	Walgreen Co.
30	3.10%, 09/15/2022	29
		3,767
	Information - 0.9%
	America Movil S.A.B. de C.V.
110	5.63%, 11/15/2017	123
95	6.13%, 11/15/2037	111
	AT&T, Inc.
310	2.63%, 12/01/2022	293
84	4.35%, 06/15/2045	77
73	5.35%, 09/01/2040	78
200	5.80%, 02/15/2019	229
	British Telecommunications plc
43	9.62%, 12/15/2030 Δ	68
	Deutsche Telekom International Finance B.V.
82	8.75%, 06/15/2030	119
	Google, Inc.
65	2.13%, 05/19/2016	67
	Microsoft Corp.
135	5.20%, 06/01/2039	154

9

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 12.2% - (continued)
	Information - 0.9% - (continued)
	Oracle Corp.
$150	2.80%, 07/08/2021	$149
110	5.38%, 07/15/2040	125
120	5.75%, 04/15/2018	136
	Orange S.A.
105	5.38%, 07/08/2019 - 01/13/2042	117
	Qwest Corp.
110	6.88%, 09/15/2033	110
	Rogers Communications, Inc.
30	4.50%, 03/15/2043	29
50	6.80%, 08/15/2018	59
	Telefonica Emisiones SAU
180	5.46%, 02/16/2021	200
	Verizon Communications, Inc.
260	2.63%, 02/21/2020 ■	257
111	5.01%, 08/21/2054 ■	111
310	5.15%, 09/15/2023	343
95	6.00%, 04/01/2041	111
300	6.35%, 04/01/2019	349
112	6.55%, 09/15/2043	140
	Vodafone Group plc
195	5.45%, 06/10/2019	219
20	6.15%, 02/27/2037	23
		3,797
	Machinery Manufacturing - 0.1%
	Baker Hughes, Inc.
46	5.13%, 09/15/2040	51
	Caterpillar, Inc.
50	3.80%, 08/15/2042	46
185	3.90%, 05/27/2021	198
	Deere & Co.
30	3.90%, 06/09/2042	29
	Joy Global, Inc.
10	5.13%, 10/15/2021	11
	Xerox Corp.
20	6.35%, 05/15/2018	23
		358
	Mining - 0.3%
	Barrick Gold Corp.
25	5.25%, 04/01/2042	23
110	6.95%, 04/01/2019	128
	BHP Billiton Finance USA Ltd.
80	3.85%, 09/30/2023	83
15	4.13%, 02/24/2042	15
110	6.50%, 04/01/2019	130
	Freeport-McMoRan Copper & Gold, Inc.
220	3.88%, 03/15/2023	217
	Newmont Mining Corp.
38	6.25%, 10/01/2039	37
	Rio Tinto Finance USA Ltd.
145	3.75%, 09/20/2021	150
170	6.50%, 07/15/2018	197
	Southern Copper Corp.
55	6.75%, 04/16/2040	61
	Teck Resources Ltd.
40	4.50%, 01/15/2021	42
30	5.40%, 02/01/2043	28
	Vale Overseas Ltd.
190	6.25%, 01/23/2017	209
90	6.88%, 11/10/2039	102
		1,422
	Miscellaneous Manufacturing - 0.2%
	3M Co.
75	1.38%, 09/29/2016	76
25	5.70%, 03/15/2037	32
	Boeing Co.
200	4.88%, 02/15/2020	225
	Honeywell International, Inc.
160	4.25%, 03/01/2021	176
	Northrop Grumman Corp.
60	4.75%, 06/01/2043	62
20	5.05%, 08/01/2019	22
	United Technologies Corp.
150	4.50%, 04/15/2020 - 06/01/2042	161
195	6.13%, 02/01/2019	227
		981
	Motor Vehicle and Parts Manufacturing - 0.1%
	DaimlerChrysler NA Holdings Corp.
18	8.50%, 01/18/2031	27
	Ford Motor Co.
130	7.45%, 07/16/2031	172
	Johnson Controls, Inc.
100	5.00%, 03/30/2020	110
		309
	Other Services - 0.0%
	Illinois Tool Works, Inc.
15	3.90%, 09/01/2042	14

	Paper Manufacturing - 0.1%
	International Paper Co.
110	7.50%, 08/15/2021	137
	Kimberly-Clark Corp.
12	5.30%, 03/01/2041	14
90	6.13%, 08/01/2017	102
		253
	Petroleum and Coal Products Manufacturing - 1.1%
	Anadarko Petroleum Corp.
40	5.95%, 09/15/2016	43
30	6.20%, 03/15/2040	37
	Apache Corp.
100	5.10%, 09/01/2040	106
	Atmos Energy Corp.
8	5.50%, 06/15/2041	10
	Canadian Natural Resources Ltd.
60	5.70%, 05/15/2017	66
40	6.50%, 02/15/2037	50
	Cenovus Energy, Inc.
15	4.45%, 09/15/2042	14
25	5.70%, 10/15/2019	29
	Chevron Corp.
35	2.36%, 12/05/2022	33
150	2.43%, 06/24/2020	152
	ConocoPhillips
128	6.50%, 02/01/2039	168
	Continental Resources, Inc.
60	4.90%, 06/01/2044	58
	Devon Financing Corp.
90	7.88%, 09/30/2031	126
	EnCana Corp.
50	6.50%, 02/01/2038	61
	Ensco plc
50	4.70%, 03/15/2021	53

10

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 12.2% - (continued)
	Petroleum and Coal Products Manufacturing - 1.1% - (continued)
	Hess Corp.
$53	5.60%, 02/15/2041	$60
	Kerr-McGee Corp.
100	6.95%, 07/01/2024	126
	Marathon Oil Corp.
15	6.60%, 10/01/2037	19
	Marathon Petroleum Corp.
15	5.13%, 03/01/2021	17
	National Oilwell Varco, Inc.
50	2.60%, 12/01/2022	48
15	3.95%, 12/01/2042	14
	Nexen, Inc.
50	7.50%, 07/30/2039	69
	Noble Corp.
45	3.95%, 03/15/2022	44
	Noble Energy, Inc.
20	6.00%, 03/01/2041	23
	Occidental Petroleum Corp.
40	4.10%, 02/01/2021	43
	Pemex Project Funding Master Trust
185	5.75%, 03/01/2018	205
	Petrobras International Finance Co.
595	5.38%, 01/27/2021	601
	Petroleos Mexicanos
195	6.50%, 06/02/2041	226
	Phillips 66
85	4.30%, 04/01/2022	90
	Sempra Energy
65	6.00%, 10/15/2039	81
35	6.50%, 06/01/2016	38
	Shell International Finance B.V.
85	3.63%, 08/21/2042	77
170	4.30%, 09/22/2019	187
	Southern Natural Gas Co. LLC
60	5.90%, 04/01/2017 ■	66
	Statoil ASA
35	5.10%, 08/17/2040	39
	Statoilhydro ASA
335	5.25%, 04/15/2019	377
	Suncor Energy, Inc.
100	6.50%, 06/15/2038	127
	Talisman Energy, Inc.
25	7.75%, 06/01/2019	30
	Total Capital International S.A.
145	1.50%, 02/17/2017	146
	Total Capital S.A.
95	4.25%, 12/15/2021	104
	Transocean, Inc.
185	6.50%, 11/15/2020	197
	TXU Electric Delivery Co.
95	7.00%, 09/01/2022	120
	Valero Energy Corp.
200	6.13%, 02/01/2020	232
	Weatherford International Ltd.
110	5.13%, 09/15/2020	120
30	6.75%, 09/15/2040	35
	Williams Partners L.P.
125	5.25%, 03/15/2020	139
40	6.30%, 04/15/2040	47
		4,753
	Pipeline Transportation - 0.3%
	El Paso Pipeline Partners Operating Co. LLC
35	4.70%, 11/01/2042	31
	Energy Transfer Equity L.P.
90	6.50%, 02/01/2042	103
64	9.00%, 04/15/2019	80
	Enterprise Products Operating LLC
65	4.45%, 02/15/2043	63
20	4.85%, 03/15/2044	20
140	5.20%, 09/01/2020	157
	Kinder Morgan Energy Partners L.P.
187	6.38%, 03/01/2041	211
	Oneok Partners L.P.
65	6.65%, 10/01/2036	78
	Plains All American Pipeline L.P.
65	6.65%, 01/15/2037	81
	TransCanada Pipelines Ltd.
125	3.75%, 10/16/2023	127
105	3.80%, 10/01/2020	111
90	7.13%, 01/15/2019	108
	Transcontinental Gas Pipe Corp.
20	4.45%, 08/01/2042	19
		1,189
	Professional, Scientific and Technical Services - 0.1%
	IBM Corp.
115	5.60%, 11/30/2039	138
100	5.70%, 09/14/2017	112
	Omnicom Group, Inc.
110	3.63%, 05/01/2022	111
		361
	Public Administration - 0.1%
	International Bank for Reconstruction & Development
237	7.63%, 01/19/2023	328

	Rail Transportation - 0.2%
	Burlington Northern Santa Fe Corp.
47	4.38%, 09/01/2042	46
45	4.45%, 03/15/2043	45
170	4.70%, 10/01/2019	189
	Canadian National Railway Co.
40	2.85%, 12/15/2021	40
	Canadian Pacific Railway Co.
60	4.45%, 03/15/2023	65
8	7.13%, 10/15/2031	11
	CSX Corp.
85	3.70%, 10/30/2020	89
105	4.25%, 06/01/2021	114
	Norfolk Southern Corp.
75	4.84%, 10/01/2041	81
	Union Pacific Corp.
60	4.00%, 02/01/2021	65
34	4.82%, 02/01/2044	37
		782
	Real Estate, Rental and Leasing - 0.0%
	Boston Properties L.P.
100	5.88%, 10/15/2019	115
	ERP Operating L.P.
70	5.75%, 06/15/2017	78
		193

11

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 12.2% - (continued)
	Retail Trade - 0.4%
	Eaton Corp.
$165	2.75%, 11/02/2022	$159
	Federated Retail Holdings, Inc.
128	5.90%, 12/01/2016	141
	Home Depot, Inc.
290	2.70%, 04/01/2023	281
35	5.88%, 12/16/2036	43
	Kroger (The) Co.
40	3.90%, 10/01/2015	41
70	6.80%, 12/15/2018	83
40	7.50%, 04/01/2031	52
	Lowe's Cos., Inc.
70	6.65%, 09/15/2037	92
	Macy's Retail Holdings, Inc.
60	3.88%, 01/15/2022	62
	Target Corp.
270	3.88%, 07/15/2020	289
	Wal-Mart Stores, Inc.
115	3.25%, 10/25/2020	120
150	4.25%, 04/15/2021	165
178	5.63%, 04/15/2041	215
		1,743
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Colgate-Palmolive Co.
140	2.30%, 05/03/2022	135
	Procter & Gamble Co.
115	4.70%, 02/15/2019	128
20	5.55%, 03/05/2037	25
		288
	Transportation Equipment Manufacturing - 0.0%
	General Dynamics Corp.
15	3.88%, 07/15/2021	16

	Utilities - 0.7%
	Alabama Power Co.
40	6.00%, 03/01/2039	51
	Berkshire Hathaway Energy Co.
170	6.13%, 04/01/2036	210
	CenterPoint Energy Houston Electric LLC
15	3.55%, 08/01/2042	14
	CMS Energy Corp.
60	5.05%, 03/15/2022	67
	Consolidated Edison Co. of NY
55	3.95%, 03/01/2043	52
25	5.50%, 12/01/2039	29
40	6.65%, 04/01/2019	48
	Dominion Gas Holdings LLC
100	3.55%, 11/01/2023	101
	Dominion Resources, Inc.
295	4.45%, 03/15/2021	320
	Duke Energy Corp.
25	4.00%, 09/30/2042	24
105	5.30%, 02/15/2040	124
	Exelon Generation Co. LLC
145	4.00%, 10/01/2020	153
85	6.25%, 10/01/2039	99
	Florida Power & Light Co.
105	5.69%, 03/01/2040	131
	Georgia Power Co.
100	2.85%, 05/15/2022	99
50	4.75%, 09/01/2040	53
	Hydro-Quebec
150	1.38%, 06/19/2017	151
70	8.40%, 01/15/2022	91
	Indiana Michigan Power Co.
25	6.05%, 03/15/2037	31
	Kentucky Utilities Co.
70	5.13%, 11/01/2040	81
	Nevada Power Co.
55	6.75%, 07/01/2037	75
	Northern States Power Co.
95	3.40%, 08/15/2042	84
	Ohio Power Co.
155	5.38%, 10/01/2021	180
	Pacific Gas & Electric Co.
165	6.05%, 03/01/2034	203
	Progress Energy, Inc.
270	4.40%, 01/15/2021	295
	PSEG Power LLC
25	5.13%, 04/15/2020	28
	Public Service Electric & Gas Co.
75	3.95%, 05/01/2042	73
	San Diego Gas & Electric Co.
32	4.50%, 08/15/2040	34
	South Carolina Electric & Gas Co.
40	6.05%, 01/15/2038	51
	Southern California Edison Co.
125	4.50%, 09/01/2040	132
	Xcel Energy, Inc.
65	4.70%, 05/15/2020	72
		3,156
	Wholesale Trade - 0.0%
	Georgia-Pacific LLC
40	7.75%, 11/15/2029	55

	Total Corporate Bonds
	(Cost $52,337)	$52,746

Foreign Government Obligations - 0.9%
	Brazil - 0.1%
	Brazil (Federative Republic of)
$225	5.88%, 01/15/2019	$253
187	7.13%, 01/20/2037	230
		$483
	Canada - 0.3%
	British Columbia (Province of)
60	2.10%, 05/18/2016	61
105	2.65%, 09/22/2021	107
	Canada (Government of)
135	0.88%, 02/14/2017	135
	Manitoba (Province of)
85	2.10%, 09/06/2022	82
	Nova Scotia (Province of)
35	5.13%, 01/26/2017	38
	Ontario (Province of)
415	4.40%, 04/14/2020	460
	Quebec (Province of)
140	3.50%, 07/29/2020	149
60	5.13%, 11/14/2016	65
50	7.50%, 09/15/2029	71
		1,168

12

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Foreign Government Obligations - 0.9% - (continued)
	Colombia - 0.1%
	Colombia (Republic of)
$161	8.13%, 05/21/2024	$213

	Italy - 0.0%
	Italy (Republic of)
45	5.38%, 06/15/2033	54

	Mexico - 0.1%
	Mexico (United Mexican States)
220	5.13%, 01/15/2020	244
232	6.05%, 01/11/2040	274
		518
	Panama - 0.0%
	Panama (Republic of)
50	6.70%, 01/26/2036	61

	Peru - 0.0%
	Peru (Republic of)
75	5.63%, 11/18/2050	85
30	7.13%, 03/30/2019	35
		120
	Philippines - 0.1%
	Philippines (Republic of)
220	4.00%, 01/15/2021	232
100	6.38%, 10/23/2034	126
		358
	Poland - 0.0%
	Poland (Republic of)
140	5.00%, 03/23/2022	154

	South Africa - 0.1%
	South Africa (Republic of)
200	6.88%, 05/27/2019	227

	Turkey - 0.1%
	Turkey (Republic of)
110	6.75%, 05/30/2040	125
310	7.38%, 02/05/2025	368
		493
	Total Foreign Government Obligations
	(Cost $3,899)	$3,849

Municipal Bonds - 0.3%
	Airport Revenues - 0.0%
	Clark County, NV, Airport Rev,
$5	6.82%, 07/01/2045	$7

	General Obligations - 0.2%
	California State GO,
105	7.60%, 11/01/2040	155
	California State GO, Taxable,
55	7.55%, 04/01/2039	80
	Connecticut State GO,
45	5.85%, 03/15/2032	55
	Illionis State, GO,
195	5.10%, 06/01/2033	189
	Massachusetts State GO,
15	5.46%, 12/01/2039	18
	Mississippi State GO,
25	5.25%, 11/01/2034	29
	New York, NY, GO,
15	5.85%, 06/01/2040	19
	Texas State GO,
30	5.52%, 04/01/2039	38
		583
	Higher Education (Univ., Dorms, etc.) - 0.0%
	University of California, Build America Bonds Rev,
50	5.77%, 05/15/2043	62
	University of Texas,
25	4.79%, 08/15/2046	28
		90
	Miscellaneous - 0.0%
	New Jersey State Econ DA Lease Rev,
15	7.43%, 02/15/2029	19

	Tax Allocation - 0.0%
	New York, NY, Dormitory Auth Rev,
20	5.60%, 03/15/2040	25

	Transportation - 0.1%
	Bay Area, CA, Toll Auth Bridge Rev,
30	6.26%, 04/01/2049	40
	Metropolitan Transportation Auth, NY, Rev,
20	5.87%, 11/15/2039	24
25	6.55%, 11/15/2031	32
15	6.65%, 11/15/2039	20
	New Jersey State Turnpike Auth,
45	7.10%, 01/01/2041	62
	New Jersey State Turnpike Auth, Taxable,
15	7.41%, 01/01/2040	22
	New York and New Jersey PA,
50	4.93%, 10/01/2051	55
		255
	Utilities - Electric - 0.0%
	American Municipal Power Ohio, Inc. Rev,
45	6.05%, 02/15/2043	55
	Municipal Elec Auth Georgia,
40	6.64%, 04/01/2057	50
		105
	Utilities - Water and Sewer - 0.0%
	New York City, NY, Municipal Water FA,
45	5.88%, 06/15/2044	57

	Total Municipal Bonds
	(Cost $1,096)	$1,141

U.S. Government Agencies - 14.2%
	FHLMC - 4.0%
$270	2.38%, 01/13/2022	$269
1,509	2.50%, 05/27/2016 - 12/01/2042	1,526
3,088	3.00%, 12/01/2025 - 05/01/2043	3,102
3,233	3.50%, 04/01/2026 - 12/01/2043	3,338
680	3.75%, 03/27/2019	736
2,876	4.00%, 06/01/2024 - 07/01/2044 ☼	3,034
1,778	4.50%, 03/01/2015 - 09/01/2041	1,921
1,488	5.00%, 05/01/2023 - 08/01/2041	1,649
360	5.13%, 10/18/2016	393
370	5.25%, 04/18/2016	397
596	5.50%, 05/01/2036 - 08/01/2038	665
121	6.00%, 06/01/2036 - 10/01/2037	137

13

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. Government Agencies - 14.2% - (continued)
	FHLMC - 4.0% - (continued)
$100	6.25%, 07/15/2032	$139
		17,306
	FNMA - 6.7%
690	0.88%, 08/28/2017	685
830	1.25%, 01/30/2017	838
1,310	1.63%, 10/26/2015 - 11/27/2018	1,325
1,712	2.50%, 03/01/2027 - 01/01/2043	1,723
5,519	3.00%, 12/01/2025 - 11/01/2043 ☼	5,535
5,512	3.50%, 09/01/2025 - 08/01/2044 ☼	5,684
5,418	4.00%, 05/01/2020 - 05/01/2044	5,733
2,991	4.50%, 05/01/2025 - 01/01/2044	3,230
1,960	5.00%, 02/01/2022 - 01/01/2041	2,164
1,089	5.50%, 10/01/2035 - 05/01/2040	1,217
130	5.63%, 07/15/2037	173
286	6.00%, 04/01/2036 - 07/01/2037	325
67	6.50%, 06/01/2039	76
53	6.63%, 11/15/2030	75
		28,783
	GNMA - 3.5%
142	2.50%, 10/15/2027 - 01/15/2043	140
2,968	3.00%, 04/15/2027 - 12/20/2043	3,004
3,817	3.50%, 09/15/2025 - 07/20/2044	3,953
3,490	4.00%, 08/15/2026 - 09/20/2044 ☼	3,707
2,217	4.50%, 05/15/2039 - 10/20/2043	2,419
1,099	5.00%, 11/20/2035 - 12/20/2041	1,219
221	5.50%, 05/20/2038 - 08/20/2041	247
166	6.00%, 02/15/2036 - 08/20/2041	188
		14,877
	Total U.S. Government Agencies
	(Cost $60,950)	$60,966

U.S. Government Securities - 16.2%
Other Direct Federal Obligations - 0.4%
	FFCB - 0.0%
$165	4.88%, 12/16/2015 - 01/17/2017	$176

	FHLB - 0.3%
540	4.75%, 12/16/2016	587
470	5.00%, 11/17/2017	524
60	5.50%, 07/15/2036	78
		1,189
	Tennessee Valley Authority - 0.1%
213	6.75%, 11/01/2025	285

		1,650
U.S. Treasury Securities - 15.8%
	U.S. Treasury Bonds - 2.6%
6,116	3.13%, 11/15/2041 - 02/15/2043 Θ	6,045
305	3.75%, 08/15/2041	339
728	4.25%, 11/15/2040	874
2,810	5.38%, 02/15/2031	3,719
		10,977
	U.S. Treasury Notes - 13.2%
1,500	0.25%, 11/30/2015	1,501
400	0.50%, 07/31/2017	394
11,270	0.63%, 05/31/2017 - 04/30/2018	11,078
4,085	0.88%, 11/30/2016	4,100
12,812	1.00%, 08/31/2016	12,916
4,620	1.25%, 08/31/2015 - 11/30/2018	4,640
5,220	1.63%, 06/30/2019	5,192
7,564	1.75%, 05/31/2016 - 05/15/2022	7,484
3,878	1.88%, 09/30/2017 ‡	3,964
345	2.13%, 08/15/2021	343
5,270	2.75%, 11/15/2023 - 02/15/2024	5,397
215	3.13%, 05/15/2021	228
		57,237
		68,214
	Total U.S. Government Securities
	(Cost $69,812)	$69,864

	Total Long-Term Investments Excluding Purchased Options
	(Cost $269,198)	$293,057

Short-Term Investments - 32.3%
Other Direct Federal Obligations - 5.0%
	FHLB
$10,000	0.08%, 10/3/2014 ○	$10,000
11,800	0.09%, 11/21/2014 ○	11,800
		21,800
Other Investment Pools and Funds - 0.0%
3	JP Morgan U.S. Government Money Market Fund	$3

Repurchase Agreements - 2.5%
	RBS Greenwich TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $8,099, collateralized by U.S. Treasury Note 0.63% - 1.88%, 2017, value of $8,264)
$8,099	0.00%, 9/30/2014	$8,099
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $2,578, collateralized by U.S. Treasury Note 1.50% - 2.50%, 2019 - 2024, value of $2,630)
2,578	0.00%, 9/30/2014	2,578
		10,677
U.S. Government Agencies - 16.4%
	FHLMC
$10,000	0.06%, 3/19/2015 ○	$9,999
5,000	0.07%, 11/19/2014 ○	5,000
25,000	0.08%, 12/10/2014 ○	24,999
	FNMA
20,500	0.07%, 11/12/2014 - 1/20/2015 ○	20,499
10,000	0.08%, 12/3/2014 ○	9,999
		70,496

14

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 32.3%
U.S. Treasury Bills - 8.4%
$11,000	0.03%, 11/20/2014 □○		$11,000
25,000	0.05%, 01/08/2015 ○		24,999
			35,999
	Total Short-Term Investments
	(Cost $138,962)		$138,975

	Total Investments Excluding Purchased Options
	(Cost $408,160)	100.4%	$432,032
	Total Purchased Options
	(Cost $22,592)	0.5%	1,978
	Total Investments
	(Cost $430,752) ▲	100.9%	$434,010
	Other Assets and Liabilities	(0.9)%	(3,763)
	Total Net Assets	100.0%	$430,247

15

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as the classifications are used for reporting ease.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $412,623 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$25,709
Unrealized Depreciation	(4,322)
Net Unrealized Appreciation	$21,387

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2014, the aggregate value of these securities was $541, which represents 0.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,520 at September 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Θ	This security, or a portion of this security, is designated to cover open OTC options contracts at September 30, 2014.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at September 30, 2014.

Futures Contracts Outstanding at September 30, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Short position contracts:
S&P 500 (E-Mini) Future	1,892	12/19/2014	$187,979	$185,936	$–	$2,043	$379	$–

* The number of contracts does not omit 000's.

OTC Option Contracts Outstanding at September 30, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/ Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Put option contracts
S&P 500 Index Option	JPM	EQ	1,170.00 USD	06/06/16	USD	31,850	$648	$7,383	$(6,735)
S&P 500 Index Option	BCLY	EQ	1,170.00 USD	06/06/16	USD	32,964	671	7,621	(6,950)
S&P 500 Index Option	BOA	EQ	1,170.00 USD	06/06/16	USD	20,282	412	4,391	(3,979)
S&P 500 Index Option	CSI	EQ	1,170.00 USD	06/06/16	USD	3,348	68	858	(790)
S&P 500 Index Option	UBS	EQ	1,170.00 USD	06/06/16	USD	8,811	179	2,339	(2,160)

16

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

OTC Option Contracts Outstanding at September 30, 2014 - (continued)

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/ Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased Option contracts: - (continued)
Put option contracts - (continued)
Total put option contracts						97,255	$1,978	$22,592	$(20,614)
Total purchased option contracts						97,255	$1,978	$22,592	$(20,614)
Written option contracts:
Put option contracts
S&P 500 Index Option	BCLY	EQ	910.00 USD	06/06/16	USD	32,964	$239	$4,456	$4,217
S&P 500 Index Option	JPM	EQ	910.00 USD	06/06/16	USD	31,850	232	4,300	4,068
S&P 500 Index Option	BOA	EQ	910.00 USD	06/06/16	USD	20,282	147	2,564	2,417
S&P 500 Index Option	CSI	EQ	910.00 USD	06/06/16	USD	3,348	24	509	485
S&P 500 Index Option	UBS	EQ	910.00 USD	06/06/16	USD	8,811	64	1,388	1,324
Total put option contracts						97,255	$706	$13,217	$12,511
Total written option contracts						97,255	$706	$13,217	$12,511

*	The number of contracts does not omit 000's.
Δ	For purchased options, premiums are paid by the Fund, for written options, premiums are received.

The broker deposited securities valued at $1,617 with the custodian to serve as collateral for the options purchased by the Fund. The collateral is maintained in a segregated account at the custodian on behalf of the Fund. Since the broker retains legal title to the securities, the securities are not considered assets of the Fund.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
USD	U.S. Dollar

Index Abbreviations:
S&P	Standard & Poors

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

Other Abbreviations:
EQ	Equity
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

Credit Exposure

as of September 30, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	14.4%
Aa/ AA	19.0
A	4.9
Baa/ BBB	6.1
Ba/ BB	0.0
Not Rated	0.1
Non-Debt Securities and Other Short-Term Instruments	56.4
Other Assets and Liabilities	(0.9)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

17

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$3,059	$–	$3,059	$–
Common Stocks ‡	100,982	100,982	–	–
Corporate Bonds	52,746	–	52,746	–
Exchange Traded Funds	450	450	–	–
Foreign Government Obligations	3,849	–	3,849	–
Municipal Bonds	1,141	–	1,141	–
Put Options Purchased	1,978	–	1,978	–
U.S. Government Agencies	60,966	–	60,966	–
U.S. Government Securities	69,864	–	69,864	–
Short-Term Investments	138,975	3	138,972	–
Total	$434,010	$101,435	$332,575	$–
Liabilities:
Written Options	706	–	706	–
Total	$706	$–	$706	$–
Futures *	2,043	2,043	–	–
Total	$2,043	$2,043	$–	$–

♦	For the nine-month period ended September 30, 2014, investments valued at $978 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

18

Hartford Small Company HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.3%
	Automobiles and Components - 1.7%
38	Dana Holding Corp.	$726
190	Gentherm, Inc. ●	8,043
10	Standard Motor Products, Inc.	352
260	Tenneco Automotive, Inc. ●	13,584
1	Tesla Motors, Inc. ●	144
		22,849
	Banks - 1.5%
8	Bank of Marin Bancorp	352
28	Blue Hills Bancorp, Inc. ●	369
30	Clifton Bancorp, Inc.	375
61	EverBank Financial Corp.	1,083
35	First Merchants Corp.	711
38	Flushing Financial Corp.	691
22	Heritage Financial Corp.	342
16	Home Loan Servicing Solutions Ltd.	345
64	MGIC Investment Corp. ●	503
347	PacWest Bancorp	14,299
15	Trico Bancshares	344
22	Wintrust Financial Corp.	980
5	WSFS Financial Corp.	351
		20,745
	Capital Goods - 13.8%
13	A.O. Smith Corp.	598
28	AAON, Inc.	481
153	Acuity Brands, Inc.	18,054
5	Advanced Drainage Systems, Inc. ●	101
507	AECOM Technology Corp. ●	17,095
559	Altra Industrial Motion Corp.	16,311
342	Applied Industrial Technologies, Inc.	15,591
191	Astronics Corp. ●	9,084
2	Astronics Corp. Class B	109
16	AZZ, Inc.	670
18	CAI International, Inc. ●	357
2	Carlisle Cos., Inc.	182
14	Chart Industries, Inc. ●	836
3	Crane Co.	182
459	DigitalGlobe, Inc. ●	13,076
8	EMCOR Group, Inc.	328
6	Esterline Technologies Corp. ●	644
275	Generac Holdings, Inc. ●	11,164
9	H & E Equipment Services, Inc.	366
622	HD Supply Holdings, Inc. ●	16,962
13	Heico Corp.	611
16	Insteel Industries, Inc.	335
10	Lennox International, Inc.	799
20	Luxfer Holdings plc	340
13	Lydall, Inc. ●	344
140	Moog, Inc. Class A ●	9,547
489	Orbital Sciences Corp. ●	13,604
8	Polypore International, Inc. ●	314
10	Sun Hydraulics Corp.	358
106	Teledyne Technologies, Inc. ●	9,935
10	Textainer Group Holdings Ltd.	323
30	Titan International, Inc.	357
12	Toro Co.	712
276	Watts Water Technologies, Inc.	16,089
169	WESCO International, Inc. ●	13,264
		189,123
	Commercial and Professional Services - 2.6%
9	Barrett Business Services, Inc.	351
192	Clean Harbors, Inc. ●	10,348
19	Deluxe Corp.	1,072
12	Exponent, Inc.	828
13	Gategroup Holding AG	276
24	GP Strategies Corp. ●	678
24	On Assignment, Inc. ●	640
553	TrueBlue, Inc. ●	13,962
176	Wageworks, Inc. ●	8,005
		36,160
	Consumer Durables and Apparel - 4.3%
19	Arctic Cat, Inc.	650
11	iRobot Corp. ●	323
171	Kate Spade & Co. ●	4,474
19	LGI Homes, Inc. ●	349
17	M/I Schottenstein Homes, Inc. ●	340
32	New Home (The) Co., Inc. ●	427
3,363	Samsonite International S.A.	10,828
201	Skechers USA, Inc. Class A ●	10,709
1,537	Standard-Pacific Corp. ●	11,512
29	Steven Madden Ltd. ●	943
373	Taylor Morrison Home Corp. ●	6,048
403	Vince Holding Corp. ●	12,198
		58,801
	Consumer Services - 4.6%
590	Bloomin' Brands, Inc. ●	10,819
18	Brinker International, Inc.	912
97	Buffalo Wild Wings, Inc. ●	13,023
44	Del Frisco's Restaurant Group, Inc. ●	844
602	Diamond Resorts International, Inc. ●	13,703
57	Ignite Restaurant Group, Inc. ●	339
15	Marriott Vacations Worldwide Corp. ●	966
63	Panera Bread Co. Class A ●	10,320
200	Red Robin Gourmet Burgers, Inc. ●	11,395
19	Sotheby's Holdings	664
		62,985
	Diversified Financials - 4.0%
12	Alaris Royalty Corp.	331
12	Evercore Partners, Inc.	555
141	Financial Engines, Inc.	4,824
458	HFF, Inc.	13,253
10	Marcus & Millichap, Inc. ●	292
10	Platform Specialty Products Corp. ●	248
591	Platform Specialty Products Corp. PIPE ●	14,791
6	Portfolio Recovery Associates, Inc. ●	293
23	Regional Management Corp. ●	413
55	Virtus Investment Partners, Inc.	9,493
530	Wisdomtree Investment, Inc. ●	6,031
348	WL Ross Holding Corp. ●	3,726
		54,250
	Energy - 3.2%
231	Athlon Energy, Inc. ●	13,449
218	BPZ Resources, Inc. ●	417
13	C&J Energy Services, Inc. ●	391
145	Diamondback Energy, Inc. ●	10,834
64	Energy XXI (Bermuda) Ltd.	726
18	Forum Energy Technologies, Inc. ●	547
28	Jones Energy, Inc. ●	527
122	Karoon Gas Australia Ltd. ●	372
67	Laredo Petroleum, Inc. ●	1,497
13	Parsley Energy, Inc. ●	276

1

Hartford Small Company HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.3% - (continued)
	Energy - 3.2% - (continued)
15	PBF Energy, Inc.	$353
16	Rosetta Resources, Inc. ●	694
485	RSP Permian, Inc. ●	12,407
52	Superior Drilling Products I ●	326
32	Synergy Resources Corp. ●	384
		43,200
	Food and Staples Retailing - 0.2%
17	Casey's General Stores, Inc.	1,229
30	Natural Grocers by Vitamin Cottage, Inc. ●	482
8	PriceSmart, Inc.	668
		2,379
	Food, Beverage and Tobacco - 0.1%
18	Darling Ingredients, Inc. ●	327
14	TreeHouse Foods, Inc. ●	1,090
		1,417
	Health Care Equipment and Services - 9.0%
333	Acadia Healthcare Co., Inc. ●	16,132
2	Atrion Corp.	621
21	CareTrust REIT, Inc. ●	299
18	Corvel Corp. ●	596
12	Cyberonics, Inc. ●	636
386	Dexcom, Inc. ●	15,443
11	Ensign Group, Inc.	367
414	Envision Healthcare Holdings ●	14,370
374	Examworks Group, Inc. ●	12,251
62	Globus Medical, Inc. ●	1,218
7	Greatbatch, Inc. ●	315
32	HealthSouth Corp.	1,165
180	Heartware International, Inc. ●	13,957
11	ICU Medical, Inc. ●	701
400	Insulet Corp. ●	14,745
5	MEDNAX, Inc. ●	294
13	Natus Medical, Inc. ●	384
24	Omnicell, Inc. ●	647
185	Team Health Holdings ●	10,756
24	U.S. Physical Therapy, Inc.	843
38	Vascular Solutions, Inc. ●	950
563	Veeva Systems, Inc. ●	15,854
11	Wellcare Health Plans, Inc. ●	660
		123,204
	Household and Personal Products - 0.8%
28	Prestige Brands Holdings, Inc. ●	903
108	Spectrum Brands Holdings, Inc.	9,779
		10,682
	Insurance - 0.7%
21	Amerisafe, Inc.	810
362	Assured Guaranty Ltd.	8,012
6	Phoenix Cos., Inc. ●	334
		9,156
	Materials - 1.6%
18	Advanced Emissions Solutions, Inc. ●	392
13	Cabot Corp.	680
96	Graphic Packaging Holding Co. ●	1,195
927	Headwaters, Inc. ●	11,624
7	Innospec, Inc.	269
162	KapStone Paper & Packaging Corp. ●	4,521
19	Myers Industries, Inc.	329
41	New Gold, Inc. ●	208
71	Omnova Solutions, Inc. ●	381
36	Orion Engineered Carbons S. A. ●	636
17	Philbro Animal Health Corp.-A	374
30	PolyOne Corp.	1,057
15	Silgan Holdings, Inc.	698
		22,364
	Media - 1.8%
16	DreamWorks Animation SKG, Inc. ●	448
465	Imax Corp. ●	12,777
159	Shutterstock, Inc. ●	11,371
119	Speed Commerce, Inc. ●	327
		24,923
	Pharmaceuticals, Biotechnology and Life Sciences - 10.4%
17	Acorda Therapeutics, Inc. ●	571
191	Aerie Pharmaceuticals, Inc. ●	3,960
17	Agios Pharmaceuticals, Inc. ●	1,063
18	Albany Molecular Research, Inc. ●	401
20	Alkermes plc ●	871
119	Alnylam Pharmaceuticals, Inc. ●	9,302
342	Anacor Pharmaceuticals, Inc. ●	8,373
87	Arena Pharmaceuticals, Inc. ●	363
502	BioCryst Pharmaceuticals, Inc. ●	4,906
39	Bruker Corp. ●	716
34	Cara Therapeutics, Inc. ●	285
193	Cepheid, Inc. ●	8,477
169	Covance, Inc. ●	13,312
159	Cubist Pharmaceuticals, Inc. ●	10,557
32	Durata Therapeutics, Inc. ●	408
180	Exelixis, Inc. ●	275
23	Five Prime Therapeutics, Inc. ●	272
23	Glycomimetics, Inc. ●	159
261	Hyperion Therapeutics, Inc. ●	6,577
35	Immunogen, Inc. ●	367
176	Intersect ENT, Inc. ●	2,732
431	Ironwood Pharmaceuticals, Inc. ●	5,589
259	Medicines Co. ●	5,783
304	NPS Pharmaceuticals, Inc. ●	7,915
18	PAREXEL International Corp. ●	1,146
341	Portola Pharmaceuticals, Inc. ●	8,632
182	PTC Therapeutics, Inc. ●	7,995
4	Puma Biotechnology, Inc. ●	933
80	Salix Pharmaceuticals Ltd. ●	12,533
227	Seattle Genetics, Inc. ●	8,423
294	Tesaro, Inc. ●	7,916
10	Ultragenyx Pharmaceutical, Inc. ●	560
112	Xenoport, Inc. ●	601
16	Zafgen, Inc. ●	324
		142,297
	Real Estate - 2.4%
15	Altisource Residential Corp.	349
45	Arbor Realty Trust	300
35	Armada Hoffler Properties, Inc.	322
17	Coresite Realty Corp. REIT	563
289	Douglas Emmett, Inc. REIT	7,409
560	Kennedy-Wilson Holdings, Inc.	13,428
26	Medical Properties Trust, Inc. REIT	321
234	Pebblebrook Hotel Trust REIT	8,723
25	Ramco-Gershenson Properties Trust REIT	403
15	Stag Industrial, Inc. REIT	315
32	Summit Hotel Properties, Inc. REIT	349
54	Sunstone Hotel Investors, Inc. REIT	748
		33,230

2

Hartford Small Company HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.3% - (continued)
	Retailing - 3.6%
5,016	Allstar Co. ⌂●†	$3,147
22	Core-Mark Holding Co., Inc.	1,156
16	Destination Maternity Corp.	240
24	DSW, Inc.	717
23	Express, Inc. ●	358
12	Finish Line (The), Inc.	310
20	Five Below, Inc. ●	796
2	Group 1 Automotive, Inc.	135
255	HSN, Inc.	15,637
61	Pier 1 Imports, Inc.	730
20	Shoe Carnival, Inc.	353
105	Tory Burch LLC ⌂●†	6,407
503	Tuesday Morning Corp. ●	9,751
28	Zalando SE ●	768
236	Zulily, Inc. ●	8,957
		49,462
	Semiconductors and Semiconductor Equipment - 3.8%
40	Exar Corp. ●	355
359	Freescale Semiconductor Holdings Ltd. ●	7,008
44	GT Advanced Technologies, Inc. ●	481
23	Inphi Corp. ●	324
21	Integrated Silicon Solution, Inc.	285
671	Lattice Semiconductor Corp. ●	5,034
30	Nanometrics, Inc. ●	454
194	Power Integrations, Inc.	10,470
30	Rambus, Inc. ●	377
131	Silicon Laboratories, Inc. ●	5,334
16	SunEdison Semiconductor Ltd. ●	303
522	SunEdison, Inc. ●	9,848
332	SunPower Corp. ●	11,258
22	Ultratech Stepper, Inc. ●	490
		52,021
	Software and Services - 15.7%
24	Aspen Technology, Inc. ●	917
28	Bankrate, Inc. ●	321
9	CACI International, Inc. Class A ●	659
57	Carbonite, Inc. ●	585
17	Cass Information Systems, Inc.	687
459	Constant Contact, Inc. ●	12,451
69	CoStar Group, Inc. ●	10,668
14	CSG Systems International, Inc.	367
12	Cvent, Inc. ●	301
195	DealerTrack Technologies, Inc. ●	8,463
145	Demandware, Inc. ●	7,394
6	Digimarc Corp.	123
29	Digital River, Inc. ●	415
41	Ellie Mae, Inc. ●	1,329
149	Envestnet, Inc. ●	6,709
20	ePlus, Inc. ●	1,125
39	Exlservice Holdings, Inc. ●	952
16	Fair Isaac, Inc.	877
79	Five9, Inc. ●	519
332	Fleetmatics Group Ltd. ●	10,129
46	Global Cash Access, Inc. ●	310
359	Heartland Payment Systems, Inc.	17,113
27	j2 Global, Inc.	1,314
45	Kofax Ltd. ●	350
33	Manhattan Associates, Inc. ●	1,114
55	Marchex, Inc.	228
315	Marketo, Inc. ●	10,190
197	MAXIMUS, Inc.	7,898
51	Model N, Inc. ●	506
18	Netscout Systems, Inc. ●	831
20	Nuance Communications, Inc. ●	310
286	PTC, Inc. ●	10,553
19	Qualys, Inc. ●	508
59	Sapient Corp. ●	822
20	SeaChange International, Inc. ●	142
10	Solera Holdings, Inc.	569
34	Tangoe, Inc. ●	461
10	Textura Corp. ●	267
167	Tyler Corp. ●	14,737
307	Verint Systems, Inc. ●	17,073
398	Virtusa Corp. ●	14,170
16	WebMD Health Corp. ●	648
144	WEX, Inc. ●	15,880
631	WNS Holdings Ltd. ADR ●	14,205
394	Xoom Corp. ●	8,639
148	Yelp, Inc. ●	10,094
7	Zendesk, Inc. ●	152
59	Zix Corp. ●	202
		214,277
	Technology Hardware and Equipment - 5.1%
33	Aruba Networks, Inc. ●	721
36	Calix, Inc. ●	341
25	CDW Corp. of Delaware	782
331	Cognex Corp. ●	13,340
10	FEI Co.	779
43	Mitel Networks Corp. ●	390
756	Mobileye N.V. ⌂●†	37,811
260	Nimble Storage, Inc. ●	6,748
97	ParkerVision, Inc. ●	111
248	Ubiquiti Networks, Inc. ●	9,315
		70,338
	Transportation - 4.3%
43	Celadon Group, Inc.	840
259	Landstar System, Inc.	18,685
20	Marten Transport Ltd.	363
168	Old Dominion Freight Line, Inc. ●	11,865
6	Park-Ohio Holdings Corp.	310
174	Spirit Airlines, Inc. ●	12,041
657	Swift Transportation Co. ●	13,788
1,069	Telogis, Inc. ⌂●†	749
		58,641
	Utilities - 0.1%
6	ALLETE, Inc.	276
9	Pattern Energy Group, Inc.	292
13	Spark Energy, Inc. ●	229
		797
	Total Common Stocks
	( Cost $1,150,742)	$1,303,301

Preferred Stocks - 1.8%
	Consumer Durables and Apparel - 0.3%
170	Cloudera, Inc. ⌂●†	$3,685

	Pharmaceuticals, Biotechnology and Life Sciences - 0.0%
92	Sancilio & Co., Inc. ⌂●†	314

3

Hartford Small Company HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Preferred Stocks - 1.8% - (continued)
	Software and Services - 0.7%
1,394	Apigee Corp. ⌂●†		$4,237
207	Nutanix, Inc. ⌂●†		2,494
157	Veracode, Inc. ⌂●†		2,610
			9,341
	Technology Hardware and Equipment - 0.2%
197	Pure Storage, Inc. ⌂●†		2,788

	Telecommunication Services - 0.2%
133	DocuSign, Inc. ⌂●†		2,080

	Transportation - 0.4%
1,456	Telogis, Inc. ⌂●†		6,146

	Total Preferred Stocks
	(Cost $20,608)		$24,354

	Total Long-Term Investments
	(Cost $1,171,350)		$1,327,655

Short-Term Investments - 3.1%
Repurchase Agreements - 3.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $80, collateralized by U.S. Treasury Note 0.63%, 2017, value of $82)
$80	0.001%, 9/30/14		$80
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $8,010, collateralized by FHLMC
2.40% - 4.50%, 2032 - 2044, FNMA 2.44% -
	4.50%, 2026 - 2044, value of $8,170)
8,010	0.001%, 9/30/14		8,010
Bank of Montreal TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$5,736, collateralized by U.S. Treasury Bond
3.38% - 11.25%, 2015 - 2044, U.S. Treasury
Note 0.13% - 4.63%, 2014 - 2024, value of
	$5,850)
5,736	0.001%, 9/30/14		5,736
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $1,824, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $1,860)
1,824	0.001%, 9/30/14		1,824
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $3,790, collateralized by U.S. Treasury Note 2.38%, 2024, value of $3,866)
3,790	0.01%, 9/30/14		3,790
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $6,622, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $6,754)
6,622	0.001%, 9/30/14		6,622
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $1,397, collateralized by U.S.
Treasury Bond 4.75% - 6.75%, 2026 - 2041,
U.S. Treasury Note 0.25% - 3.13%, 2015 -
	2019, value of $1,425)
1,397	0.001%, 9/30/14		1,397
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$2,582, collateralized by U.S. Treasury Bond
3.75%, 2043, U.S. Treasury Note 1.63% -
	4.25%, 2014 - 2019, value of $2,634)
2,582	0.001%, 9/30/14		2,582
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$11,894, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 2.13%, 2021,
	value of $12,132)
11,894	0.001%, 9/30/14		11,894
			41,935
	Total Short-Term Investments
	(Cost $41,935)		$41,935

	Total Investments
	(Cost $1,213,285) ▲	100.2%	$1,369,590
	Other Assets and Liabilities	(0.2)%	(3,006)
	Total Net Assets	100.0%	$1,366,584

4

Hartford Small Company HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $1,216,847 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$207,274
Unrealized Depreciation	(54,531)
Net Unrealized Appreciation	$152,743

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2014, the aggregate value of these securities was $72,468, which represents 5.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	5,016	Allstar Co.	$2,182
04/2014	1,394	Apigee Corp. Preferred	4,056
02/2014	170	Cloudera, Inc. Preferred	2,475
02/2014	133	DocuSign, Inc. Preferred	1,753
08/2013	756	Mobileye N.V.	5,273
08/2014	207	Nutanix, Inc. Preferred	2,772
04/2014	197	Pure Storage, Inc. Preferred	3,098
05/2014	92	Sancilio & Co., Inc. Preferred	349
09/2013	1,456	Telogis, Inc. Preferred	3,206
09/2013	1,069	Telogis, Inc.	2,119
11/2013	105	Tory Burch LLC	8,228
08/2014	157	Veracode, Inc. Preferred	2,900

At September 30, 2014, the aggregate value of these securities was $72,468, which represents 5.3% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Buy	10/02/2014	GSC	$768	$768	$—	$—

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

Hartford Small Company HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	EURO

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Diversification by Sector

as of September 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.3%
Consumer Staples	1.1
Energy	3.2
Financials	8.6
Health Care	19.4
Industrials	21.1
Information Technology	25.5
Materials	1.6
Services	0.2
Utilities	0.1
Total	97.1%
Short-Term Investments	3.1
Other Assets and Liabilities	(0.2)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

6

Hartford Small Company HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,303,301	$1,254,539	$648	$48,114
Preferred Stocks	24,354	—	—	24,354
Short-Term Investments	41,935	—	41,935	—
Total	$1,369,590	$1,254,539	$42,583	$72,468
Liabilities:
Foreign Currency Contracts *	$—	$—	$—	$—
Total	$—	$—	$—	$—

♦	For the nine-month period ended September 30, 2014, investments valued at $475 were transferred from Level 1 to Level 2, and investments valued at $10,466 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2014
Assets:
Common Stocks	$26,780	$768	$21,968	†	$—	$—	$(2,536)	$1,134	$—	$48,114
Preferred Stocks	2,885	—	4,067	‡	—	17,402	—	—	—	24,354
Total	$29,665	$768	$26,035		$—	$17,402	$(2,536)	$1,134	$—	$72,468

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $22,115.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $4,067.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

Hartford Stock HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.6%
	Banks - 3.0%
307	PNC Financial Services Group, Inc.	$26,259
495	Wells Fargo & Co.	25,689
		51,948
	Capital Goods - 11.2%
329	Emerson Electric Co.	20,581
168	General Dynamics Corp.	21,383
341	Honeywell International, Inc.	31,746
260	Lockheed Martin Corp.	47,581
228	Northrop Grumman Corp.	30,041
384	United Technologies Corp.	40,531
		191,863
	Consumer Durables and Apparel - 3.8%
741	Mattel, Inc.	22,699
471	NIKE, Inc. Class B	41,971
		64,670
	Consumer Services - 2.2%
402	McDonald's Corp.	38,080

	Diversified Financials - 1.7%
90	BlackRock, Inc.	29,474

	Energy - 10.0%
1,870	BG Group plc	34,518
354	Chevron Corp.	42,211
624	Enbridge, Inc.	29,862
421	Exxon Mobil Corp.	39,617
249	Schlumberger Ltd.	25,342
		171,550
	Food and Staples Retailing - 4.5%
381	CVS Health Corp.	30,307
618	Wal-Mart Stores, Inc.	47,257
		77,564
	Food, Beverage and Tobacco - 5.8%
290	Anheuser-Busch InBev N.V.	32,149
870	Coca-Cola Co.	37,130
1,058	Diageo Capital plc	30,502
		99,781
	Health Care Equipment and Services - 7.4%
568	Cardinal Health, Inc.	42,540
606	Medtronic, Inc.	37,564
546	UnitedHealth Group, Inc.	47,078
		127,182
	Household and Personal Products - 3.7%
455	Colgate-Palmolive Co.	29,653
406	Procter & Gamble Co.	34,036
		63,689
	Insurance - 6.1%
378	ACE Ltd.	39,685
338	Chubb Corp.	30,822
666	Marsh & McLennan Cos., Inc.	34,884
		105,391
	Materials - 4.2%
258	Ecolab, Inc.	29,634
326	Praxair, Inc.	42,117
		71,751
	Media - 2.2%
202	Omnicom Group, Inc.	13,916
270	Walt Disney Co.	24,053
		37,969
	Pharmaceuticals, Biotechnology and Life Sciences - 10.4%
213	Amgen, Inc.	29,952
401	Johnson & Johnson	42,767
738	Merck & Co., Inc.	43,726
732	Pfizer, Inc.	21,644
140	Roche Holding AG	41,432
		179,521
	Real Estate - 1.3%
129	Public Storage REIT	21,414

	Retailing - 4.8%
9,440	Allstar Co. ⌂●†	5,922
646	Lowe's Cos., Inc.	34,209
717	TJX Cos., Inc.	42,434
		82,565
	Software and Services - 10.3%
509	Accenture plc	41,428
498	Automatic Data Processing, Inc.	41,335
89	IBM Corp.	16,852
926	Microsoft Corp.	42,925
883	Oracle Corp.	33,786
		176,326
	Transportation - 5.0%
481	Canadian National Railway Co.	34,127
529	United Parcel Service, Inc. Class B	51,994
		86,121
	Utilities - 1.0%
248	Dominion Resources, Inc.	17,113

	Total Common Stocks
	( Cost $1,318,787)	$1,693,972

	Total Long-Term Investments
	(Cost $1,318,787)	$1,693,972

Short-Term Investments - 1.1%
Repurchase Agreements - 1.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $38, collateralized by U.S. Treasury Note 0.63%, 2017, value of $39)
$38	0.001%, 9/30/14	$38
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $3,761, collateralized by FHLMC
2.40% - 4.50%, 2032 - 2044, FNMA 2.44% -
	4.50%, 2026 - 2044, value of $3,837)
3,761	0.001%, 9/30/14	3,761
Bank of Montreal TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$2,693, collateralized by U.S. Treasury Bond
3.38% - 11.25%, 2015 - 2044, U.S. Treasury
Note 0.13% - 4.63%, 2014 - 2024, value of
	$2,747)
2,693	0.001%, 9/30/14	2,693

1

Hartford Stock HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.1% - (continued)
Repurchase Agreements - 1.1% - (continued)
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $856, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $874)
$856	0.001%, 9/30/14		$856
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $1,780, collateralized by U.S. Treasury Note 2.38%, 2024, value of $1,815)
1,780	0.01%, 9/30/14		1,780
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $3,110, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $3,172)
3,110	0.001%, 9/30/14		3,110
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $656, collateralized by U.S. Treasury
Bond 4.75% - 6.75%, 2026 - 2041, U.S.
Treasury Note 0.25% - 3.13%, 2015 - 2019,
	value of $669)
656	0.001%, 9/30/14		656
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$1,213, collateralized by U.S. Treasury Bond
3.75%, 2043, U.S. Treasury Note 1.63% -
	4.25%, 2014 - 2019, value of $1,237)
1,213	0.001%, 9/30/14		1,213
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$5,586, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 2.13%, 2021,
	value of $5,697)
5,586	0.001%, 9/30/14		5,586
			19,693
	Total Short-Term Investments
	(Cost $19,693)		$19,693

	Total Investments
	(Cost $1,338,480) ▲	99.7%	$1,713,665
	Other Assets and Liabilities	0.3%	5,122
	Total Net Assets	100.0%	$1,718,787

2

Hartford Stock HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $1,340,962 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$384,633
Unrealized Depreciation	(11,930)
Net Unrealized Appreciation	$372,703

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2014, the aggregate value of these securities was $5,922, which represents 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	9,440	Allstar Co.	$4,107

At September 30, 2014, the aggregate value of these securities was $5,922, which represents 0.3% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Sell	10/02/2014	BCLY	$684	$681	$3	$–
CAD	Sell	10/03/2014	JPM	1,342	1,342	–	–
GBP	Buy	10/02/2014	MSC	2,182	2,175	–	(7)
GBP	Buy	10/03/2014	UBS	4,067	4,065	–	(2)
Total						$3	$(9)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Stock HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
CAD	Canadian Dollar
GBP	British Pound

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector

as of September 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.0%
Consumer Staples	14.0
Energy	10.0
Financials	12.1
Health Care	17.8
Industrials	16.2
Information Technology	10.3
Materials	4.2
Utilities	1.0
Total	98.6%
Short-Term Investments	1.1
Other Assets and Liabilities	0.3
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Stock HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,693,972	$1,549,449	$138,601	$5,922
Short-Term Investments	19,693	–	19,693	–
Total	$1,713,665	$1,549,449	$158,294	$5,922
Foreign Currency Contracts *	$3	$–	$3	$–
Total	$3	$–	$3	$–
Liabilities:
Foreign Currency Contracts *	$9	$–	$9	$–
Total	$9	$–	$9	$–

♦	For the nine-month period ended September 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2014
Assets:
Common Stocks	$20,482	$—	$(13,089	)*	$—	$—	$(1,471)	$—	$—	$5,922
Total	$20,482	$—	$(13,089)		$—	$—	$(1,471)	$—	$—	$5,922

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $(13,089).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Hartford Total Return Bond HLS Fund

Schedule of Investments

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 29.8%
	Finance and Insurance - 29.8%
	American Home Mortgage Assets Trust
$2,352	1.06%, 10/25/2046 Δ	$1,705
	American Money Management Corp.
9,180	1.68%, 07/27/2026 ■‡Δ	9,157
	Apidos CLO
6,015	1.68%, 01/19/2025 ■Δ	6,015
10,915	1.71%, 04/17/2026 ■‡Δ	10,919
	Ares CLO Ltd.
9,030	1.02%, 04/20/2023 ■‡Δ	8,946
10,350	1.73%, 04/17/2026 ■‡Δ	10,358
	Atlas Senior Loan Fund Ltd.
7,610	1.78%, 10/15/2026 ■‡Δ	7,606
4,200	1.81%, 07/16/2026 ■Δ	4,210
	Atrium CDO Corp.
790	1.35%, 07/16/2025 ■Δ	782
3,535	1.99%, 11/16/2022 ■Δ	3,472
	Avalon IV Capital Ltd.
3,980	2.08%, 04/17/2023 ■Δ	3,980
	Avery Point CLO Ltd.
10,050	1.75%, 04/25/2026 ■Δ	10,061
	Babson CLO Ltd.
2,330	1.72%, 07/12/2025 ■Δ	2,332
	Banc of America Commercial Mortgage, Inc.
4,762	5.35%, 09/10/2047 Δ	4,903
11,725	5.44%, 11/10/2042 Δ	11,793
	Banc of America Funding Corp.
844	0.39%, 02/20/2047 Δ	732
6,683	0.46%, 05/20/2047 Δ	5,492
8,260	5.77%, 05/25/2037 ‡	6,967
367	5.85%, 01/25/2037	298
	BB-UBS Trust
2,790	3.43%, 11/05/2036 ■	2,752
	BCAP LLC Trust
1,370	0.32%, 01/25/2037 Δ	1,039
3,614	0.33%, 03/25/2037 Δ	2,939
	Bear Stearns Adjustable Rate Mortgage Trust
985	2.26%, 08/25/2035 Δ	999
7,885	2.43%, 10/25/2035 ‡Δ	7,819
	Bear Stearns Alt-A Trust
750	0.53%, 05/25/2036 Δ	551
	Bear Stearns Commercial Mortgage Securities, Inc.
1,105	5.29%, 10/12/2042 Δ	1,108
1,407	5.33%, 02/11/2044	1,499
7,917	5.41%, 12/11/2040	8,193
2,010	5.47%, 01/12/2045	2,177
3,063	5.69%, 06/11/2050	3,348
	Cal Funding II Ltd.
1,653	3.47%, 10/25/2027 ■	1,650
	Cent CLO L.P.
9,345	1.71%, 01/25/2026 ■‡Δ	9,350
6,305	1.72%, 07/27/2026 ■Δ	6,296
	CIFC Funding Ltd.
11,095	1.66%, 04/18/2025 ■‡Δ	11,095
8,640	1.73%, 05/24/2026 ■‡Δ	8,632
7,240	2.34%, 08/14/2024 ■Δ	7,240
	Citigroup Commercial Mortgage Trust
4,080	3.86%, 05/10/2047	4,215
4,135	4.02%, 03/10/2047	4,332
6,460	6.34%, 12/10/2049 ‡Δ	7,119
	Citigroup/Deutsche Bank Commercial Mortgage Trust
5,445	5.32%, 12/11/2049	5,817
5,070	5.48%, 01/15/2046 Δ	5,280
	Commercial Mortgage Loan Trust
10,990	6.21%, 12/10/2049 ‡Δ	11,899
	Commercial Mortgage Pass-Through Certificates
27,032	2.59%, 07/10/2046 ■►	1,237
650	2.85%, 10/15/2045	635
6,760	3.96%, 02/10/2047 - 03/10/2047	7,064
3,555	4.02%, 07/10/2045	3,750
5,200	4.05%, 04/10/2047	5,465
7,609	5.94%, 06/10/2046 Δ	8,065
	Commercial Mortgage Trust
6,780	3.42%, 03/10/2031 ■	6,848
1,705	4.40%, 07/10/2045 ■Δ	1,408
2,435	4.50%, 03/10/2046 ■Δ	1,601
	Community or Commercial Mortgage Trust
4,660	3.21%, 03/10/2046	4,649
10,355	3.69%, 08/10/2047 ‡	10,550
6,910	4.01%, 04/10/2047 ‡	7,238
4,515	4.38%, 07/10/2045 Δ	4,855
	Countrywide Alternative Loan Trust
385	0.42%, 01/25/2036 Δ	343
3,502	0.47%, 11/25/2035 Δ	2,854
7,302	5.75%, 05/25/2036	6,233
	Countrywide Home Loans, Inc.
6,248	2.64%, 09/25/2047 Δ	5,590
1,148	2.73%, 04/20/2036 Δ	807
2,306	4.87%, 11/20/2035 Δ	2,083
5,276	5.75%, 08/25/2037	5,054
	CPS Automotive Trust
298	5.01%, 06/17/2019 ■	307
	Credit Acceptance Automotive Loan Trust
8,005	1.88%, 03/15/2022 ■	8,004
1,860	2.21%, 09/15/2020 ■	1,880
	Credit Suisse Mortgage Capital Certificates
6,262	5.47%, 09/15/2039	6,667
	CS First Boston Mortgage Securities Corp.
2,915	4.77%, 07/15/2037	2,966
6,530	4.88%, 04/15/2037	6,584
4,489	5.50%, 06/25/2035	4,321
	CW Capital Cobalt Ltd.
7,196	5.22%, 08/15/2048	7,650
	DBUBS Mortgage Trust
25,787	1.55%, 01/01/2021 ■►	696
	Downey S & L Assoc Mortgage Loan Trust
2,711	1.04%, 03/19/2046 Δ	2,111
	Dryden Senior Loan Fund
10,915	1.62%, 04/18/2026 ■‡Δ	10,865
10,870	1.71%, 07/15/2026 ■Δ	10,875
	Fieldstone Mortgage Investment Corp.
3,533	0.42%, 05/25/2036 Δ	2,314
	First Franklin Mortgage Loan Trust
3,267	0.39%, 04/25/2036 Δ	2,134
	First Horizon Alternative Mortgage Securities
12,205	2.21%, 04/25/2036 ‡Δ	10,288
13,294	2.24%, 09/25/2035 ‡Δ	11,700

1

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 29.8% - (continued)
	Finance and Insurance - 29.8% - (continued)
	First Investors Automotive Owner Trust
$2,665	1.49%, 01/15/2020 ■	$2,668
1,295	1.81%, 10/15/2018 ■	1,303
	Flatiron CLO Ltd.
2,210	2.13%, 07/17/2026 ■Δ	2,196
	Four Times Square Trust
3,175	5.40%, 12/13/2028 ■	3,597
	FREMF Mortgage Trust
5,485	5.41%, 09/25/2043 ■Δ	6,020
	GE Business Loan Trust
4,625	1.15%, 05/15/2034 ■Δ	3,631
	GE Capital Commercial Mortgage Corp.
2,220	5.49%, 11/10/2045 Δ	2,280
	GM Financial Automobile Leasing Trust
1,260	1.96%, 03/20/2018 ■	1,258
	GMAC Commercial Mortgage Securities, Inc.
2,770	5.24%, 11/10/2045 Δ	2,858
	GMAC Mortgage Corp. Loan Trust
5,227	2.94%, 09/19/2035 Δ	4,910
86	2.95%, 04/19/2036 Δ	76
	Gramercy Park CLO Ltd.
8,670	1.53%, 07/17/2023 ■‡Δ	8,670
	Greenwich Capital Commercial Funding Corp.
8,355	5.74%, 12/10/2049	9,151
	GS Mortgage Securities Trust
53,277	0.37%, 07/10/2046 ►	647
10,938	1.87%, 08/10/2044 ■►	680
4,340	2.95%, 11/05/2034 ■	4,256
1,580	3.67%, 04/10/2047 ■Δ	1,061
4,510	3.68%, 04/12/2047 Δ	4,675
8,250	3.86%, 06/10/2047 ‡	8,524
4,110	4.00%, 04/10/2047 Δ	4,296
2,960	5.03%, 04/10/2047 ■Δ	2,742
	GSAA Home Equity Trust
14,571	0.23%, 02/25/2037 ‡Δ	7,982
6,999	0.25%, 03/25/2037 Δ	3,665
180	0.39%, 11/25/2036 Δ	110
1,523	0.45%, 03/25/2036 Δ	1,105
4,275	5.98%, 06/25/2036	2,519
	GSAMP Trust
4,764	0.24%, 01/25/2037 Δ	2,933
	GSR Mortgage Loan Trust
8,139	2.71%, 01/25/2036 Δ	7,493
	Harborview Mortgage Loan Trust
3,341	0.34%, 01/19/2038 Δ	2,852
7,750	0.37%, 05/19/2047 Δ	3,022
17,557	0.39%, 12/19/2036 ‡Δ	12,221
4,424	0.48%, 09/19/2035 Δ	3,372
1,357	0.50%, 01/19/2035 Δ	964
	Hilton USA Trust
8,605	2.66%, 11/05/2030 ■‡	8,635
1,200	2.91%, 11/05/2030 ■Δ	1,201
	IndyMac Index Mortgage Loan Trust
4,206	0.43%, 07/25/2035 Δ	3,630
683	0.44%, 01/25/2036 Δ	463
9,593	0.55%, 07/25/2046 Δ	4,776
4,190	2.46%, 08/25/2035 - 01/25/2036 Δ	3,715
3,632	2.53%, 03/25/2036 Δ	2,763
	ING Investment Management CLO Ltd.
5,215	1.43%, 03/14/2022 ■Δ	5,188
10,895	1.74%, 04/18/2026 ■‡Δ	10,920
3,335	2.08%, 03/14/2022 ■Δ	3,315
	JP Morgan Chase Commercial Mortgage Securities Corp.
8,801	1.65%, 02/12/2051 ‡Δ	8,473
1,380	2.75%, 10/15/2045 ■	1,039
1,365	2.83%, 10/15/2045	1,336
1,470	2.84%, 12/15/2047	1,431
3,255	3.80%, 07/15/2047	3,352
5,915	3.91%, 05/05/2030 ■Δ	6,064
1,676	4.57%, 12/15/2047 ■Δ	1,420
700	4.82%, 10/15/2045 ■Δ	686
9,511	5.34%, 05/15/2047 ‡	10,191
9,995	5.40%, 12/15/2044 ‡Δ	10,289
6,186	5.42%, 01/12/2043 Δ	6,400
3,440	5.72%, 02/15/2051	3,738
8,447	5.89%, 02/12/2049 ‡Δ	9,182
	JP Morgan Mortgage Trust
2,976	2.54%, 09/25/2035 Δ	2,879
729	2.56%, 04/25/2037 Δ	656
1,783	2.61%, 05/25/2036 Δ	1,617
	JPMBB Commercial Mortgage Securities Trust
30,145	0.89%, 09/15/2047 ►	1,601
3,350	3.77%, 08/15/2047	3,440
6,860	3.80%, 09/15/2047 ‡	7,038
4,100	4.00%, 04/15/2047	4,289
	LB-UBS Commercial Mortgage Trust
10,849	5.86%, 07/15/2040 ‡	11,495
1,085	6.32%, 04/15/2041 Δ	1,214
	LCM Ltd.
1,345	2.13%, 04/15/2022 ■Δ	1,339
	Lehman Brothers Small Balance Commercial
1,095	5.52%, 09/25/2030 ■Δ	1,081
	Lehman XS Trust
2,717	0.36%, 07/25/2046 Δ	2,203
	Limerock CLO
11,335	1.73%, 04/18/2026 ■‡Δ	11,333
	Luminent Mortgage Trust
3,895	0.35%, 02/25/2046 Δ	2,888
2,509	0.41%, 11/25/2035 Δ	2,299
	Madison Park Funding Ltd.
6,520	1.68%, 01/19/2025 ■Δ	6,514
	Madison Park Funding Ltd. CLO
9,860	1.72%, 07/20/2026 ■‡Δ	9,884
	Magnetite CLO Ltd.
8,310	1.70%, 07/25/2026 ■‡Δ	8,306
6,540	1.71%, 04/15/2026 ■Δ	6,519
6,695	2.23%, 07/25/2026 ■Δ	6,695
	Merrill Lynch Mortgage Investors Trust
1,743	2.50%, 07/25/2035 - 12/25/2035 Δ	1,471
2,052	2.77%, 03/25/2036 Δ	1,408
	Merrill Lynch Mortgage Trust
1,835	5.14%, 07/12/2038	1,894
	Merrill Lynch/Countrywide Commercial Mortgage Trust
6,491	5.38%, 08/12/2048 ‡	6,939
2,285	5.42%, 08/12/2048	2,405
4,830	5.70%, 09/12/2049	5,294

2

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 29.8% - (continued)
	Finance and Insurance - 29.8% - (continued)
	Merrill Lynch/Countrywide Commercial Mortgage Trust - (continued)
$6,505	5.81%, 06/12/2050 ‡Δ	$7,077
	Morgan Stanley ABS Capital I
4,903	0.30%, 06/25/2036 Δ	3,797
	Morgan Stanley BAML Trust
10,675	3.74%, 08/15/2047 ‡Δ	10,924
8,550	3.89%, 06/15/2047 ‡	8,861
1,530	4.06%, 02/15/2047	1,608
1,605	4.50%, 08/15/2045 ■	1,223
	Morgan Stanley Capital I
98,984	1.08%, 09/15/2047 ■►	1,784
1,545	4.99%, 08/13/2042	1,562
1,584	5.38%, 11/14/2042 Δ	1,623
10,889	5.69%, 04/15/2049 ‡Δ	11,828
749	5.83%, 10/15/2042 Δ	781
	Morgan Stanley Capital I Trust
920	5.55%, 10/12/2052 ■Δ	934
	Morgan Stanley Capital Investments
4,853	5.81%, 12/12/2049	5,303
	Morgan Stanley Mortgage Loan Trust
2,464	0.32%, 05/25/2036 - 11/25/2036 Δ	1,208
	Morgan Stanley Re-Remic Trust
6,606	5.99%, 08/12/2045 - 08/15/2045 ■Δ	7,184
	National Credit Union Administration
1,372	1.84%, 10/07/2020 Δ	1,382
	Neuberger Berman CLO XVI Ltd.
8,335	1.74%, 03/01/2026 ■‡Δ	8,330
	Neuberger Berman CLO XVII Ltd.
8,265	1.70%, 08/04/2025 ■‡Δ	8,253
	Oak Hill Credit Partners
3,030	1.62%, 07/20/2026 ■Δ	3,030
	OZLM Funding Ltd.
10,530	1.73%, 04/17/2026 ■‡Δ	10,538
	RBSGC Mortage Pass Through Certificates
6,339	6.25%, 01/25/2037	5,945
	Residential Accredit Loans, Inc.
438	0.37%, 02/25/2046 Δ	211
949	0.92%, 09/25/2046 Δ	643
8,868	1.41%, 11/25/2037 Δ	5,753
	Residential Asset Securitization Trust
3,316	0.60%, 03/25/2035 Δ	2,618
1,683	6.25%, 11/25/2036	1,270
	Residential Funding Mortgage Securities
571	3.05%, 04/25/2037 Δ	501
	Santander Drive Automotive Receivables Trust
1,920	1.82%, 05/15/2019	1,919
1,385	2.25%, 06/17/2019	1,392
	Securitized Asset Backed Receivables LLC
569	0.24%, 07/25/2036 Δ	278
	Seneca Park CLO Ltd.
7,360	1.70%, 07/17/2026 ■‡Δ	7,371
	Sequoia Mortgage Trust
893	2.42%, 07/20/2037 Δ	733
	Shackleton CLO Ltd.
7,325	0.11%, 07/17/2026 ■‡Δ	7,336
	Soundview Home Equity Loan Trust, Inc.
3,225	0.33%, 07/25/2037 Δ	2,053
	SpringCastle America Funding LLC
8,590	2.70%, 05/25/2023 ■☼	8,589
	Springleaf Funding Trust
8,435	2.41%, 12/15/2022 ■	8,419
	Springleaf Mortgage Loan Trust
6,285	3.52%, 12/25/2065 ■	6,414
	Structured Adjustable Rate Mortgage Loan Trust
1,600	0.45%, 09/25/2034 Δ	1,423
	Symphony CLO Ltd.
8,660	1.48%, 07/14/2026 ■‡Δ	8,660
8,030	1.98%, 01/09/2023 ■Δ	7,999
	UBS-Barclays Commercial Mortgage Trust
4,680	3.18%, 03/10/2046 Δ	4,651
985	4.23%, 03/10/2046 ■Δ	817
	Voya CLO Ltd.
2,915	1.68%, 07/17/2026 ■Δ	2,915
	Wachovia Bank Commercial Mortgage Trust
2,130	5.59%, 03/15/2042 ■Δ	2,130
	Wells Fargo Alternative Loan Trust
5,646	6.25%, 11/25/2037	5,342
	Wells Fargo Commercial Mortgage Trust
6,965	2.92%, 10/15/2045 ‡	6,866
6,980	3.82%, 08/15/2050 ‡	7,171
	Wells Fargo Mortgage Backed Securities Trust
1,831	5.21%, 10/25/2035 Δ	1,826
	WF-RBS Commercial Mortgage Trust
2,410	2.92%, 08/15/2047	2,464
175	3.44%, 04/15/2045	180
6,700	3.68%, 08/15/2047 ‡	6,823
120	3.88%, 08/15/2046	125
8,520	4.00%, 05/15/2047 ‡	8,907
7,960	4.05%, 03/15/2047 ‡	8,348
3,174	4.10%, 03/15/2047	3,347
550	4.90%, 06/15/2044 ■	613
1,525	5.00%, 06/15/2044 - 04/15/2045 ■	1,277
1,045	5.75%, 04/15/2045 ■Δ	1,094
		987,066

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $972,337)	$987,066

Corporate Bonds - 26.7%
	Accommodation and Food Services - 0.1%
	Sysco Corp.
$4,390	2.35%, 10/02/2019 ☼	$4,390

	Administrative, Support, Waste Management and Remediation Services - 0.1%
	ADT (The) Corp.
2,045	6.25%, 10/15/2021	2,117
	Clean Harbors, Inc.
345	5.13%, 06/01/2021	342
1,385	5.25%, 08/01/2020	1,385
		3,844
	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Weyerhaeuser Co.
200	7.38%, 10/01/2019	242

	Arts, Entertainment and Recreation - 1.8%
	British Sky Broadcasting Group plc
5,070	2.63%, 09/16/2019 ■	5,067

3

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 26.7% - (continued)
		Arts, Entertainment and Recreation - 1.8% - (continued)
		CCO Holdings LLC
	$80	5.13%, 02/15/2023	$77
	65	5.25%, 09/30/2022	64
	385	5.75%, 09/01/2023	383
		Comcast Corp.
	1,720	4.75%, 03/01/2044	1,815
	425	5.70%, 07/01/2019	491
		DirecTV Holdings LLC
	4,000	5.00%, 03/01/2021	4,429
		Gannett Co., Inc.
	4,005	5.13%, 10/15/2019 ■	4,045
	565	5.13%, 07/15/2020	566
		GLP Capital L.P./Financing II, Inc.
	250	4.88%, 11/01/2020	255
		Grupo Televisa SAB
	1,260	5.00%, 05/13/2045	1,245
		NBC Universal Media LLC
	1,715	5.95%, 04/01/2041	2,093
		News America, Inc.
	5,500	6.15%, 03/01/2037	6,543
	1,675	6.20%, 12/15/2034	2,034
		Numericable Group S.A.
	645	4.88%, 05/15/2019 ■	637
		Time Warner Entertainment Co., L.P.
	8,255	8.38%, 03/15/2023 - 07/15/2033 ‡	12,182
		Time Warner, Inc.
	350	2.10%, 06/01/2019	344
	2,040	3.40%, 06/15/2022	2,041
	2,550	4.75%, 03/29/2021	2,779
	3,800	6.10%, 07/15/2040	4,405
	2,700	6.50%, 11/15/2036	3,249
		Viacom, Inc.
	5,200	5.63%, 09/15/2019	5,917
			60,661
		Beverage and Tobacco Product Manufacturing - 0.3%
		Altria Group, Inc.
	1,203	10.20%, 02/06/2039	2,027
		Anheuser-Busch InBev Worldwide, Inc.
	4,274	0.80%, 07/15/2015	4,286
		Molson Coors Brewing Co.
	1,825	3.50%, 05/01/2022	1,834
			8,147
		Chemical Manufacturing - 0.3%
		CF Industries Holdings, Inc.
	7,270	5.15%, 03/15/2034 ‡	7,661
		Dow Chemical Co.
	1,350	8.55%, 05/15/2019	1,697
		Monsanto Co.
	180	2.75%, 07/15/2021	178
			9,536
		Computer and Electronic Product Manufacturing - 0.4%
		SBA Tower Trust
	5,620	2.93%, 12/15/2017 ■	5,699
	7,645	3.60%, 04/15/2043 ■‡	7,643
		Semiconductor Manufacturing International
	250	4.13%, 10/07/2019 ■☼	249
			13,591
		Construction - 0.1%
		Lennar Corp.
	1,805	4.50%, 06/15/2019	1,789

		Finance and Insurance - 13.1%
		Abbey National Treasury Services plc
	525	2.35%, 09/10/2019	518
		AerCap Ireland Capital Ltd.
	495	5.00%, 10/01/2021 ■	493
		Ally Financial, Inc.
	285	5.13%, 09/30/2024	279
		American International Group, Inc.
	2,930	4.50%, 07/16/2044	2,895
	1,430	6.40%, 12/15/2020	1,701
	335	8.18%, 05/15/2058	451
		American Tower Corp.
	250	4.50%, 01/15/2018	267
	960	5.00%, 02/15/2024	1,006
		Aquarius Invest. plc Swiss Reinsurance Co., Ltd.
	425	6.38%, 09/01/2024 §	445
		Asian Development Bank
INR	310,000	6.35%, 08/17/2016	5,005
		AXA S.A.
	220	6.46%, 12/14/2018 §♠	231
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	6,200	7.00%, 12/29/2049 §	8,254
	3,800	9.00%, 05/09/2018 §♠	4,038
		Banco Santander S.A.
EUR	8,700	6.25%, 03/12/2049 §‡	10,645
		Bank of America Corp.
	3,705	4.00%, 04/01/2024	3,744
	3,330	4.10%, 07/24/2023	3,399
	2,055	4.20%, 08/26/2024	2,037
	450	4.88%, 04/01/2044	467
	795	5.13%, 06/17/2019 ♠	769
		Bank of Ireland
EUR	2,930	10.00%, 07/30/2016 §	3,997
		Bankia S.A.
EUR	200	4.00%, 05/22/2024 §Δ	243
		Barclays Bank plc
	16,740	6.05%, 12/04/2017 ■╦	18,608
EUR	1,010	6.50%, 06/15/2049	1,225
EUR	1,420	8.00%, 12/15/2049	1,865
	3,245	8.25%, 12/15/2018 ♠β	3,330
		Bear Stearns & Co., Inc.
	4,392	5.55%, 01/22/2017	4,785
		BPCE S.A.
	250	0.84%, 06/23/2017 Δ	251
	5,115	2.50%, 12/10/2018	5,128
	550	4.50%, 03/15/2025 ■	533
	6,235	5.15%, 07/21/2024 ■	6,425
	5,730	5.70%, 10/22/2023 ■	6,095
		Brandywine Operating Partnership L.P.
	6,200	3.95%, 02/15/2023	6,196
		Capital One Financial Corp.
	4,000	6.15%, 09/01/2016	4,371
		CIT Group, Inc.
	3,108	5.50%, 02/15/2019 ■	3,252

4

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 26.7% - (continued)
		Finance and Insurance - 13.1% - (continued)
		Citigroup, Inc.
	$1,850	1.70%, 07/25/2016	$1,869
	2,200	2.50%, 09/26/2018	2,214
	1,427	4.88%, 05/07/2015	1,463
	205	5.30%, 05/06/2044	213
	10,205	6.68%, 09/13/2043 ‡	12,507
	2,699	8.50%, 05/22/2019	3,374
		CNH Industrial Capital LLC
	675	3.38%, 07/15/2019 ■	636
		Credit Agricole S.A.
EUR	2,940	6.50%, 06/23/2049 §	3,741
	1,710	6.63%, 09/23/2019 ■♠Δ	1,631
	375	7.88%, 01/23/2024 §♠	379
		Credit Suisse AG
EUR	1,650	5.75%, 09/18/2025 §	2,284
		Credit Suisse Group AG
	2,015	6.25%, 12/18/2024 ■♠Δ	1,950
	3,410	7.50%, 12/11/2023 ■♠	3,580
	1,640	7.88%, 02/24/2041 §	1,738
		Fifth Third Bancorp
	375	4.90%, 09/30/2019 ♠	367
		Ford Motor Credit Co. LLC
	475	6.63%, 08/15/2017	537
		General Electric Capital Corp.
	3,925	5.30%, 02/11/2021	4,424
	3,900	6.25%, 12/15/2022 ♠	4,202
		Goldman Sachs Group, Inc.
	100	3.85%, 07/08/2024	100
	1,975	4.80%, 07/08/2044	1,986
	6,637	6.00%, 06/15/2020 ‡	7,625
	4,400	6.45%, 05/01/2036	5,124
	6,110	6.75%, 10/01/2037 ‡	7,294
		HCP, Inc.
	3,810	4.25%, 11/15/2023	3,927
		Health Care REIT, Inc.
	5,400	4.50%, 01/15/2024	5,556
		HSBC Holdings plc
	1,800	5.25%, 03/14/2044	1,911
	2,100	5.63%, 01/17/2020 ♠	2,085
	1,865	6.38%, 09/17/2024 ♠	1,863
	1,765	6.50%, 09/15/2037	2,171
	4,250	6.80%, 06/01/2038	5,452
		Humana, Inc.
	2,840	2.63%, 10/01/2019	2,838
		JP Morgan Chase & Co.
	1,600	3.38%, 05/01/2023	1,533
	2,420	4.35%, 08/15/2021	2,587
	520	5.00%, 07/01/2019 ♠	507
	9,885	5.63%, 08/16/2043 ╦	10,954
	6,375	6.00%, 01/15/2018 ‡	7,175
		KBC Groep N.V.
EUR	1,290	5.63%, 03/19/2019 §♠	1,562
		Kimco Realty Corp.
	5,075	3.13%, 06/01/2023	4,876
	1,390	4.30%, 02/01/2018	1,494
		Liberty Property L.P.
	2,165	3.38%, 06/15/2023	2,101
	1,930	4.13%, 06/15/2022	2,000
		Lloyds Banking Group plc
EUR	4,115	6.38%, 06/27/2049 §	5,341
GBP	1,820	7.00%, 12/29/2049 §	2,912
		Mapfre S.A.
EUR	250	5.92%, 07/24/2037	334
		Marsh & McLennan Cos., Inc.
	3,040	2.55%, 10/15/2018	3,091
	2,360	3.50%, 03/10/2025	2,321
		Massachusetts Mutual Life Insurance Co.
	2,818	8.88%, 06/01/2039 ■	4,353
		Merrill Lynch & Co., Inc.
	3,006	5.70%, 05/02/2017	3,296
	19,825	6.05%, 05/16/2016 ╦	21,286
	4,905	7.75%, 05/14/2038	6,628
		MetLife, Inc.
	1,245	4.37%, 09/15/2023	1,331
		Minerva Luxembourg S.A.
	1,645	7.75%, 01/31/2023 ■	1,675
		Morgan Stanley
	5,915	4.35%, 09/08/2026	5,813
	3,685	4.88%, 11/01/2022	3,893
	2,750	5.75%, 01/25/2021	3,125
	9,000	6.25%, 08/28/2017 ‡	10,112
	1,600	7.30%, 05/13/2019	1,908
		Nationwide Building Society
GBP	4,535	6.88%, 03/11/2049 §	7,096
		Nationwide Mutual Insurance Co.
	5,925	9.38%, 08/15/2039 ■‡	9,122
		Navient Corp.
	1,590	5.50%, 01/15/2019	1,622
	1,915	7.25%, 01/25/2022	2,078
		NN Group N.V.
EUR	500	4.63%, 04/08/2044 §	646
		Pacific Life Insurance Co.
	325	9.25%, 06/15/2039 ■	503
		PNC Bank NA
	1,874	6.88%, 04/01/2018	2,171
		PNC Funding Corp.
	705	5.25%, 11/15/2015	740
		Prudential Financial, Inc.
	650	4.60%, 05/15/2044	644
		Realty Income Corp.
	3,966	3.25%, 10/15/2022	3,876
		Royal Bank of Scotland Group plc
	5,165	5.13%, 05/28/2024	5,075
	3,090	6.13%, 12/15/2022	3,270
	850	9.50%, 03/16/2022 §	969
		Santander U.S. Debt S.A.
	8,000	3.72%, 01/20/2015 ■‡	8,068
		Societe Generale
	2,285	6.00%, 01/27/2020 ■♠	2,093
EUR	3,105	6.75%, 04/07/2049 §	3,902
	7,960	8.25%, 11/29/2018 §‡♠	8,183
		Standard Chartered plc
	250	0.57%, 09/08/2017 ■Δ	250
	975	4.00%, 07/12/2022 §	1,001
		State Street Corp.
	925	4.96%, 03/15/2018	1,007
		Sumitomo Mitsui Financial Group, Inc.
	6,715	4.44%, 04/02/2024 ■‡	6,879

5

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 26.7% - (continued)
		Finance and Insurance - 13.1% - (continued)
		Teachers Insurance & Annuity Association of America
	$5,034	6.85%, 12/16/2039 ■	$6,485
		TSMC Global Ltd.
	1,315	1.63%, 04/03/2018 ■	1,298
		UBS AG Stamford CT
	1,600	7.63%, 08/17/2022	1,859
		UDR, Inc.
	1,645	3.70%, 10/01/2020	1,699
		UniCredit S.p.A.
	1,500	8.00%, 06/03/2024 §♠	1,488
		UNIQA Insurance Group AG
EUR	300	6.88%, 07/31/2043 §	428
		Ventas Realty L.P.
	3,425	2.70%, 04/01/2020	3,369
	1,275	3.25%, 08/15/2022	1,240
		Wellpoint, Inc.
	2,170	2.30%, 07/15/2018	2,176
	500	5.10%, 01/15/2044	531
		Wells Fargo & Co.
	11,200	3.30%, 09/09/2024 ‡	10,987
	4,165	3.45%, 02/13/2023	4,093
	3,240	4.10%, 06/03/2026	3,229
	3,875	4.13%, 08/15/2023	4,006
	1,950	5.38%, 11/02/2043	2,130
			434,410
		Food Manufacturing - 0.3%
		Cargill, Inc.
	400	3.25%, 11/15/2021 ■	410
		Grupo Bimbo S.A.B. de C.V.
	8,655	4.88%, 06/27/2044 ■	8,373
			8,783
		Health Care and Social Assistance - 0.4%
		Amgen, Inc.
	520	0.83%, 05/22/2019 Δ	523
		Community Health Systems, Inc.
	805	5.13%, 08/01/2021 ■	803
		CVS Caremark Corp.
	2,591	8.35%, 07/10/2031 ■	3,491
		HCA, Inc.
	3,660	6.50%, 02/15/2020	3,998
		Mylan, Inc.
	490	6.00%, 11/15/2018 ■	508
		Tenet Healthcare Corp.
	3,695	6.00%, 10/01/2020	3,907
		Wellcare Health Plans, Inc.
	720	5.75%, 11/15/2020	733
			13,963
		Information - 2.3%
		Activision Blizzard, Inc.
	4,915	5.63%, 09/15/2021 ■	5,112
		AT&T, Inc.
	5,540	4.80%, 06/15/2044	5,458
		Audatex North America, Inc.
	1,850	6.00%, 06/15/2021 ■	1,896
		Cox Communications, Inc.
	6,895	2.95%, 06/30/2023 ■	6,454
		DISH DBS Corp.
	1,785	7.88%, 09/01/2019	2,017
		First Data Corp.
	162	6.75%, 11/01/2020 ■	172
	225	11.25%, 01/15/2021	256
	400	12.63%, 01/15/2021	479
		Inmarsat Finance plc
	890	4.88%, 05/15/2022 ■	870
		Sprint Communications, Inc.
	2,370	7.00%, 03/01/2020 ■	2,592
	1,766	9.00%, 11/15/2018 ■	2,040
		T-Mobile USA, Inc.
	1,315	5.25%, 09/01/2018	1,354
	1,995	6.46%, 04/28/2019	2,072
	860	6.63%, 04/28/2021	882
		Unitymedia Hessen GmbH & Co.
	650	5.50%, 01/15/2023 ■	657
	1,814	7.50%, 03/15/2019 ■	1,918
		Verizon Communications, Inc.
	6,031	2.63%, 02/21/2020 ■	5,955
	3,258	5.01%, 08/21/2054 ■	3,274
	8,270	5.15%, 09/15/2023 ‡	9,158
	5,020	6.40%, 02/15/2038	6,081
	9,920	6.55%, 09/15/2043 ‡	12,394
		VimpelCom Holdings B.V.
	3,915	5.95%, 02/13/2023 ■	3,582
		Wind Acquisition Finance S.A.
	1,240	4.75%, 07/15/2020 ■	1,190
			75,863
		Machinery Manufacturing - 0.3%
		Case New Holland Industrial, Inc.
	1,301	7.88%, 12/01/2017	1,446
		Hutchison Whampoa International Ltd.
	9,000	2.00%, 11/08/2017 ■‡	9,067
			10,513
		Mining - 0.5%
		ABJA Investment Co. Pte Ltd.
	6,445	5.95%, 07/31/2024 §	6,522
		Barrick Gold Corp.
	1,645	4.10%, 05/01/2023	1,581
		Barrick North America Finance LLC
	500	4.40%, 05/30/2021	506
		BHP Billiton Finance USA Ltd.
	225	5.00%, 09/30/2043	247
		FMG Resources Aug 2006
	1,380	6.88%, 04/01/2022 ■	1,404
		Glencore Funding LLC
	4,580	1.70%, 05/27/2016 ■	4,611
		Newmont Mining Corp.
	175	4.88%, 03/15/2042	148
		Peabody Energy Corp.
	2,385	6.50%, 09/15/2020	2,230
		Steel Dynamics, Inc.
	240	5.13%, 10/01/2021 ■	244
	255	5.50%, 10/01/2024 ■	256
			17,749
		Miscellaneous Manufacturing - 0.0%
		Triumph Group, Inc.
	1,115	5.25%, 06/01/2022	1,098

6

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 26.7% - (continued)
	Motor Vehicle and Parts Manufacturing - 0.6%
	Chrysler Group LLC
$900	8.00%, 06/15/2019	$955
	General Motors Co.
2,740	6.25%, 10/02/2043	3,206
	General Motors Financial Co., Inc.
4,985	3.50%, 07/10/2019	5,022
8,360	4.75%, 08/15/2017 ‡	8,757
	TRW Automotive, Inc.
450	7.25%, 03/15/2017 ■	495
		18,435
	Other Services - 0.1%
	Cardtronics, Inc.
1,430	5.13%, 08/01/2022 ■	1,409

	Paper Manufacturing - 0.0%
	Clearwater Paper Corp.
1,415	5.38%, 02/01/2025 ■	1,397

	Petroleum and Coal Products Manufacturing - 2.3%
	Anadarko Petroleum Corp.
3,315	6.38%, 09/15/2017	3,758
	California Resources Corp.
670	5.00%, 01/15/2020 ■☼	680
510	5.50%, 09/15/2021 ■☼	518
350	6.00%, 11/15/2024 ■☼	359
	Cenovus Energy, Inc.
9,000	5.20%, 09/15/2043 ‡	9,627
	CNPC General Capital
9,060	1.45%, 04/16/2016 ■‡	9,057
	Denbury Resources, Inc.
810	5.50%, 05/01/2022	802
	EDC Finance Ltd.
3,135	4.88%, 04/17/2020 ■	2,822
	Enable Midstream Partners L.P.
80	5.00%, 05/15/2044 ■	80
	Harvest Operations Corp.
1,695	6.88%, 10/01/2017	1,767
	Kosmos Energy Ltd.
375	7.88%, 08/01/2021 §	379
	Lukoil International Finance B.V.
8,025	3.42%, 04/24/2018 ■‡	7,513
	Nexen, Inc.
1,185	7.50%, 07/30/2039	1,634
	Pemex Project Funding Master Trust
5,805	6.63%, 06/15/2035	6,737
	Petrobras Global Finance Co.
3,810	3.00%, 01/15/2019	3,711
	Petrobras International Finance Co.
850	5.38%, 01/27/2021	859
	Pioneer Natural Resources Co.
660	6.65%, 03/15/2017	737
2,090	7.50%, 01/15/2020	2,542
	Plains Exploration & Production Co.
1,150	6.63%, 05/01/2021	1,259
712	6.88%, 02/15/2023	808
	Tesoro Corp.
250	5.13%, 04/01/2024	243
	Transocean, Inc.
475	6.38%, 12/15/2021	505
250	7.35%, 12/15/2041	270
	Valero Energy Corp.
4,391	9.38%, 03/15/2019	5,647
	Williams Partners L.P.
6,085	3.90%, 01/15/2025	6,040
5,085	4.30%, 03/04/2024	5,186
	WPX Energy, Inc.
990	5.25%, 09/15/2024	960
		74,500
	Pipeline Transportation - 0.7%
	El Paso Corp.
1,200	7.00%, 06/15/2017	1,323
	Energy Transfer Equity L.P.
9,305	5.95%, 10/01/2043 ‡	9,975
2,910	6.50%, 02/01/2042	3,314
3,137	7.50%, 10/15/2020	3,490
	Kinder Morgan Energy Partners L.P.
4,510	5.50%, 03/01/2044	4,520
	Kinder Morgan Finance Co.
1,160	6.00%, 01/15/2018 ■	1,263
	Southern Star Central Corp.
160	5.13%, 07/15/2022 ■	159
		24,044
	Plastics and Rubber Products Manufacturing - 0.0%
	Continental Rubber of America Corp.
475	4.50%, 09/15/2019 ■	498

	Primary Metal Manufacturing - 0.1%
	ArcelorMittal
2,525	9.50%, 02/15/2015	2,595
	United States Steel Corp.
1,265	7.38%, 04/01/2020	1,404
		3,999
	Rail Transportation - 0.1%
	Canadian Pacific Railway Co.
1,780	9.45%, 08/01/2021	2,417

	Real Estate, Rental and Leasing - 1.1%
	Air Lease Corp.
500	2.13%, 01/15/2018	496
	Duke Realty L.P.
4,000	3.63%, 04/15/2023	3,924
	ERAC USA Finance Co.
115	2.35%, 10/15/2019 ■	114
4,295	6.38%, 10/15/2017 ■	4,886
	GATX Corp.
400	2.50%, 07/30/2019	399
	International Lease Finance Corp.
5,740	5.88%, 04/01/2019	6,113
2,500	6.75%, 09/01/2016 ■	2,694
	Kennedy-Wilson, Inc.
935	8.75%, 04/01/2019	994
	ProLogis L.P.
13,600	3.35%, 02/01/2021 ╦	13,571
	Ryder System, Inc.
2,560	2.55%, 06/01/2019	2,564
		35,755
	Retail Trade - 0.6%
	Arcelik AS
2,810	5.00%, 04/03/2023 ■	2,641

7

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 26.7% - (continued)
		Retail Trade - 0.6% - (continued)
		AutoZone, Inc.
	$5,400	3.70%, 04/15/2022	$5,501
		Building Materials Corp.
	219	6.75%, 05/01/2021 ■	230
	1,962	7.50%, 03/15/2020 ■	2,050
		Group 1 Automotive, Inc.
	600	5.00%, 06/01/2022 ■	581
		Home Depot, Inc.
	265	4.20%, 04/01/2043	261
		Jaguar Land Rover plc
	450	8.13%, 05/15/2021 ■	492
		Sotheby's
	2,390	5.25%, 10/01/2022 ■	2,265
		Wal-Mart Stores, Inc.
	4,235	4.30%, 04/22/2044	4,260
		William Carter Co.
	2,645	5.25%, 08/15/2021	2,724
			21,005
		Truck Transportation - 0.3%
		Penske Truck Leasing Co.
	1,770	2.50%, 06/15/2019 ■	1,760
	3,575	2.88%, 07/17/2018 ■	3,658
	2,490	4.88%, 07/11/2022 ■	2,676
			8,094
		Utilities - 0.8%
		AES (The) Corp.
	460	5.50%, 03/15/2024	448
	503	9.75%, 04/15/2016	557
		Appalachian Power Co.
	95	4.40%, 05/15/2044	95
		Berkshire Hathaway Energy Co.
	7,665	8.48%, 09/15/2028 ‡	11,155
		CenterPoint Energy, Inc.
	4,175	6.85%, 06/01/2015	4,342
		Dolphin Subsidiary II, Inc.
	2,860	7.25%, 10/15/2021	2,953
		EDP Finance B.V.
	830	5.25%, 01/14/2021 ■	863
		Pacific Gas & Electric Co.
	3,700	8.25%, 10/15/2018	4,548
		Xcel Energy, Inc.
	1,750	6.50%, 07/01/2036	2,286
			27,247
		Total Corporate Bonds
		(Cost $858,339)	$883,379

Foreign Government Obligations - 2.1%
		Brazil - 0.5%
		Brazil (Federative Republic of)
	$5,525	4.88%, 01/22/2021	$5,873
BRL	36,600	9.70%, 09/01/2020 ○	$9,513
			15,386
		Costa Rica - 0.2%
		Costa Rica (Republic of)
	7,425	5.63%, 04/30/2043 §	6,348

		Dominican Republic - 0.1%
		Dominican (Republic of)
DOP	178,000	11.50%, 05/10/2024 ■	4,288
		France - 0.1%
		France (Government of)
EUR	2,559	0.25%, 07/25/2024 ◄	3,371

		Indonesia - 0.1%
		Indonesia (Republic of)
IDR	60,000,000	8.38%, 03/15/2024	4,887

		Italy - 0.1%
		Italy (Republic of)
EUR	2,592	2.35%, 09/15/2024 ■◄	3,640

		Latvia - 0.0%
		Latvia (Republic of)
	400	2.75%, 01/12/2020 §	393

		Mexico - 0.2%
		Mexico (United Mexican States)
	5,934	4.75%, 03/08/2044	5,890

		Russia - 0.2%
		Russia (Federation of)
	500	3.63%, 04/29/2015 §	504
RUB	195,100	7.50%, 02/27/2019 Δ	4,624
			5,128
		South Africa - 0.2%
		South Africa (Republic of)
ZAR	74,975	7.75%, 02/28/2023	6,491

		Spain - 0.1%
		Spain (Kingdom of)
EUR	2,518	1.80%, 11/30/2024 ■◄	3,484

		Turkey - 0.1%
		Turkey (Republic of)
EUR	2,300	4.35%, 11/12/2021	3,117

		Uruguay - 0.2%
		Uruguay (Republic of)
UYU	143,790	4.25%, 04/05/2027 ◄	6,383

		Total Foreign Government Obligations
		(Cost $70,880)	$68,806

Municipal Bonds - 1.0%
		General Obligations - 0.5%
		California State GO
	$2,480	7.50%, 04/01/2034	$3,538
		California State GO, Taxable
	7,345	7.55%, 04/01/2039 ‡	10,711
		Illinois State GO
	230	5.88%, 03/01/2019	255
			14,504
		Higher Education (Univ., Dorms, etc.) - 0.2%
		Massachusetts State Development Fin Agency Rev
	130	5.35%, 12/01/2028	144
		University of California
	5,580	4.60%, 05/15/2031	6,030
			6,174

8

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Municipal Bonds - 1.0% - (continued)
	Miscellaneous - 0.2%
	Employees Retire System Govt of Cmwlth Puerto Rico
$1,575	6.20%, 07/01/2039	$898
	Puerto Rico Government Employees Retirement System
2,000	6.15%, 07/01/2038	1,140
7,965	6.30%, 07/01/2043	4,556
1,995	6.55%, 07/01/2058	1,141
		7,735
	Tax Allocation - 0.0%
	Industry, CA, Urban Development Agency
275	6.10%, 05/01/2024	284

	Utilities - Electric - 0.1%
	Municipal Elec Auth Georgia
3,185	6.64%, 04/01/2057	3,994

	Total Municipal Bonds
	(Cost $29,773)	$32,691

Senior Floating Rate Interests ♦ - 5.1%
	Administrative, Support, Waste Management and Remediation Services - 0.1%
	Acosta Holdco, Inc.
$985	5.00%, 09/26/2021 ☼	$983
	Audio Visual Services Group, Inc.
1,242	4.50%, 01/25/2021	1,230
	ServiceMaster (The) Co.
997	4.25%, 07/01/2021	981
		3,194
	Agriculture, Construction, Mining and Machinery - 0.0%
	Signode Industrial Group US, Inc.
951	4.00%, 05/01/2021	932

	Air Transportation - 0.0%
	Delta Air Lines, Inc.
953	3.25%, 10/18/2018	929

	Arts, Entertainment and Recreation - 0.4%
	24 Hour Fitness Worldwide, Inc.
1,072	4.75%, 05/28/2021	1,065
	Aristocrat Leisure Ltd.
1,130	4.75%, 09/29/2021 ☼	1,117
	Caesars Entertainment Operating Co., Inc.
1,457	5.95%, 03/01/2017	1,324
2,003	6.95%, 03/01/2017	1,824
	Caesars Growth Property Holdings LLC
793	6.25%, 05/08/2021	751
	Formula One Holdings
1,750	4.75%, 07/30/2021	1,726
665	7.75%, 07/29/2022	662
	MGM Resorts International
1,361	3.50%, 12/20/2019	1,335
	Numericable
1,040	4.50%, 05/21/2020	1,032
	Scientific Games International, Inc.
585	5.25%, 09/17/2021 ☼	573
	Station Casinos LLC
384	4.25%, 03/02/2020	378
	Tribune Co.
1,176	4.00%, 12/27/2020	1,159
		12,946
	Chemical Manufacturing - 0.2%
	Cytec Industries, Inc.
246	4.50%, 10/03/2019	245
	Ferro Corp.
355	4.00%, 07/30/2021	351
	Ineos US Finance LLC
4,193	3.75%, 05/04/2018	4,103
	Minerals Technologies, Inc.
1,000	4.00%, 05/07/2021	991
	Monarch, Inc.
475	4.50%, 10/03/2019	471
	Pinnacle Operating Corp.
882	4.75%, 11/15/2018	873
	Univar, Inc.
372	5.00%, 06/30/2017	368
		7,402
	Computer and Electronic Product Manufacturing - 0.3%
	Avago Technologies Ltd.
1,496	3.75%, 05/06/2021	1,481
	CDW LLC
2,847	3.25%, 04/29/2020	2,775
	Freescale Semiconductor, Inc.
729	4.25%, 02/28/2020	718
1,389	5.00%, 01/15/2021	1,383
	NXP Semiconductors Netherlands B.V.
1,059	3.25%, 01/11/2020	1,040
	Verint Systems, Inc.
1,676	3.50%, 09/06/2019	1,664
		9,061
	Finance and Insurance - 0.8%
	Asurion LLC
1,228	5.00%, 05/24/2019	1,220
1,615	8.50%, 03/03/2021	1,630
	Chrysler Group LLC
1,539	3.25%, 12/31/2018	1,510
2,669	3.50%, 05/24/2017	2,646
	Cooper Gay Swett & Crawford Ltd.
805	5.00%, 04/16/2020	742
	Evertec LLC
4,663	3.50%, 04/17/2020	4,578
	Interactive Data Corp.
845	4.75%, 05/02/2021	840
	National Financial Partners Corp.
368	4.50%, 07/01/2020	364
	Nuveen Investments, Inc.
5,975	4.16%, 05/13/2017	5,957
	Ocwen Financial Corp.
414	5.00%, 02/15/2018	406
	Sedgwick CMS Holdings, Inc.
3,737	3.75%, 03/01/2021	3,618
1,250	6.75%, 02/28/2022	1,219
	USI Insurance Services LLC
1,088	4.25%, 12/27/2019	1,068
	Walter Investment Management Corp.
1,734	4.75%, 12/18/2020	1,659
		27,457

9

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 5.1% - (continued)
	Food Manufacturing - 0.2%
	Burger King Co.
$800	4.50%, 09/24/2021 ☼	$794
	H.J. Heinz Co.
3,551	3.50%, 06/05/2020	3,503
	Hearthside Food Solutions
599	4.50%, 06/02/2021	595
	Hostess Brands, Inc.
363	6.75%, 04/09/2020	370
	Roundy's Supermarkets, Inc.
642	5.75%, 03/03/2021	606
	U.S. Foodservice, Inc.
1,141	4.50%, 03/31/2019	1,135
		7,003
	Food Services - 0.0%
	ARAMARK Corp.
1,012	3.25%, 02/24/2021	991

	Furniture and Related Product Manufacturing - 0.1%
	Tempur Sealy International, Inc.
988	3.50%, 03/18/2020	974
	Wilsonart International Holding LLC
847	4.00%, 10/31/2019	830
		1,804
	Health Care and Social Assistance - 0.4%
	American Renal Holdings, Inc.
1,216	4.50%, 08/20/2019	1,194
	Catalent Pharma Solutions, Inc.
204	4.50%, 05/20/2021	203
	Community Health Systems, Inc.
1,409	4.25%, 01/27/2021	1,404
	DaVita HealthCare Partners, Inc.
1,840	3.50%, 06/24/2021	1,817
	HCA, Inc.
2,163	2.98%, 05/01/2018	2,136
	Healogics, Inc.
375	5.25%, 07/01/2021	371
	Ikaria Acquisition, Inc.
541	5.00%, 02/12/2021	540
215	8.75%, 02/14/2022	217
	IMS Health, Inc.
1,021	3.50%, 03/17/2021	1,000
	Jazz Pharmaceuticals, Inc.
993	3.25%, 06/12/2018	984
	Mallinckrodt International Finance S.A.
1,517	3.50%, 03/19/2021	1,492
	One Call Medical, Inc.
662	5.00%, 11/27/2020	660
	Ortho-Clinical Diagnostics, Inc.
1,606	4.75%, 06/30/2021	1,585
	STHI Holding Corp.
245	4.50%, 08/06/2021	243
	Surgery Center Holdings, Inc.
520	5.25%, 07/24/2020 ☼	518
		14,364
	Information - 0.8%
	Charter Communications Operating LLC
4,131	3.00%, 07/01/2020 - 01/03/2021	4,005
450	4.25%, 09/10/2021	448
	Eagle Parent, Inc.
422	4.00%, 05/16/2018	416
	First Data Corp.
5,740	3.65%, 03/23/2018	5,624
845	4.15%, 03/24/2021	832
	Hyland Software, Inc.
368	4.75%, 02/19/2021	367
	Kronos, Inc.
2,729	4.50%, 10/30/2019	2,708
594	9.75%, 04/30/2020	610
	La Quinta Intermediate Holdings
1,324	4.00%, 04/14/2021	1,308
	Lawson Software, Inc.
2,260	3.75%, 06/03/2020	2,207
	Syniverse Holdings, Inc.
1,008	4.00%, 04/23/2019	988
	Virgin Media Finance plc
2,900	3.50%, 06/07/2020	2,821
	Ziggo B.V.
1,654	2.75%, 01/15/2022 ☼Б	1,605
971	3.25%, 01/15/2022	942
		24,881
	Mining - 0.3%
	American Rock Salt Holdings LLC
1,441	4.75%, 05/20/2021	1,423
	Arch Coal, Inc.
4,262	6.25%, 05/16/2018	3,896
	BWAY Holding Co.
618	5.50%, 08/14/2020	617
	Fortescue Metals Group Ltd.
2,604	3.75%, 06/30/2019	2,546
		8,482
	Miscellaneous Manufacturing - 0.1%
	DigitalGlobe, Inc.
798	3.75%, 01/31/2020	789
	Hamilton Sundstrand Corp.
919	4.00%, 12/13/2019	902
	Reynolds Group Holdings, Inc.
1,720	4.00%, 11/30/2018	1,700
		3,391
	Motor Vehicle and Parts Manufacturing - 0.1%
	Tower Automotive Holdings USA LLC
1,747	4.00%, 04/23/2020	1,718

	Nonmetallic Mineral Product Manufacturing - 0.0%
	Ardagh Holdings USA, Inc.
468	4.00%, 12/17/2019	461

	Other Services - 0.1%
	Apex Tool Group LLC
445	4.50%, 01/31/2020	429
	Husky Injection Molding Systems Ltd.
220	4.25%, 06/30/2021	216
	Rexnord LLC
2,005	4.00%, 08/21/2020	1,970
		2,615
	Petroleum and Coal Products Manufacturing - 0.2%
	American Energy-Marcellus LLC
540	5.25%, 08/04/2020	535
	Chief Exploration & Development
625	7.50%, 05/16/2021	623

10

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 5.1% - (continued)
	Petroleum and Coal Products Manufacturing - 0.2% - (continued)
	Drillships Ocean Ventures, Inc.
$540	5.50%, 07/25/2021	$522
	Endeavour International Corp.
541	8.25%, 11/30/2017	538
	Fieldwood Energy LLC
1,533	3.88%, 09/28/2018	1,509
	Seadrill Ltd.
2,155	4.00%, 02/21/2021	2,048
	Templar Energy LLC
600	8.50%, 11/25/2020	581
		6,356
	Pipeline Transportation - 0.1%
	EP Energy LLC
1,404	4.50%, 04/30/2019	1,396
	Philadelphia Energy Solutions LLC
818	6.25%, 04/04/2018	771
		2,167
	Plastics and Rubber Products Manufacturing - 0.1%
	Berry Plastics Group, Inc.
3,324	3.50%, 02/08/2020	3,235
	Consolidated Container Co.
1,176	5.00%, 07/03/2019	1,154
		4,389
	Primary Metal Manufacturing - 0.1%
	Novelis, Inc.
3,687	3.75%, 03/10/2017	3,640

	Professional, Scientific and Technical Services - 0.1%
	Advantage Sales & Marketing, Inc.
820	4.25%, 07/23/2021	805
	MoneyGram International, Inc.
2,251	4.25%, 03/27/2020	2,208
		3,013
	Real Estate, Rental and Leasing - 0.1%
	International Lease Finance Corp.
765	3.50%, 03/06/2021	754
	Neff Corp.
730	7.25%, 06/09/2021	731
	SBA Senior Finance II LLC
2,354	3.25%, 03/24/2021	2,301
		3,786
	Retail Trade - 0.3%
	Affinia Group, Inc.
558	4.75%, 04/25/2020	554
	Albertson's LLC
805	5.50%, 08/25/2021	801
	American Builders & Contractors Supply Co., Inc.
931	3.50%, 04/16/2020	912
	Cooper-Standard Automotive, Inc.
778	4.00%, 04/04/2021	768
	Lands' End, Inc.
791	4.25%, 04/04/2021	780
	Mauser-Werke GmbH
405	4.50%, 07/31/2021	402
	Michaels Stores, Inc.
1,155	4.00%, 01/28/2020	1,141
	Neiman Marcus (The) Group, Inc.
1,576	4.25%, 10/25/2020	1,547
	Rite Aid Corp.
250	5.75%, 08/21/2020	253
	Weight Watchers International, Inc.
5,876	4.00%, 04/02/2020	4,465
		11,623
	Truck Transportation - 0.0%
	Nexeo Solutions LLC
642	5.00%, 09/09/2017	635

	Utilities - 0.1%
	Calpine Corp.
1,384	3.25%, 01/31/2022	1,344
	Energy Future Holdings
600	4.25%, 06/19/2016	597
	Star West Generation LLC
2,134	4.25%, 03/13/2020	2,112
	Texas Competitive Electric Holdings Co. LLC
800	4.65%, 10/10/2017 Ψ	591
		4,644
	Wholesale Trade - 0.1%
	Gates Global LLC
1,900	4.25%, 07/05/2021	1,864

	Total Senior Floating Rate Interests
	(Cost $173,728)	$169,748

U.S. Government Agencies - 31.9%
	FHLMC - 7.7%
$70,216	0.53%, 10/25/2020 ►	$1,048
33,056	2.15%, 08/25/2018 ►	2,186
25,575	3.00%, 10/15/2027 - 08/01/2029 ☼,Ð	26,323
52,134	3.50%, 10/15/2029 - 10/15/2044 ☼,Ð	53,688
46,997	4.00%, 08/01/2025 - 10/15/2044 ☼,Ð	49,673
65,300	4.50%, 10/15/2044 ☼,Ð	70,422
32,526	5.50%, 10/01/2018 - 06/01/2041	36,239
11,895	6.00%, 04/01/2017 - 10/15/2043 ☼,Ð	13,476
478	6.50%, 07/01/2031 - 12/01/2037	541
4	7.50%, 09/01/2029 - 11/01/2031	5
		253,601
	FNMA - 17.4%
7,544	2.14%, 11/01/2022	7,269
10,511	2.15%, 10/01/2022	10,139
5,056	2.20%, 12/01/2022	4,890
2,943	2.28%, 11/01/2022	2,860
131	2.29%, 10/01/2022	127
2,498	2.34%, 11/01/2022	2,437
2,306	2.40%, 10/01/2022	2,261
2,991	2.42%, 10/01/2022 - 11/01/2022	2,935
135	2.44%, 01/01/2023	131
115	2.45%, 08/01/2022	114
2,020	2.47%, 11/01/2022	1,988
21,990	2.50%, 01/01/2043 - 10/15/2044 ☼,Ð	20,847
131	2.66%, 09/01/2022	131
1,150	2.76%, 05/01/2021	1,163
182	2.78%, 04/01/2022	184
182	2.98%, 01/01/2022	185
147,800	3.00%, 10/15/2044 ☼,Ð	145,698
140	3.20%, 04/01/2022	145
1,055	3.21%, 05/01/2023	1,082
1,483	3.26%, 05/01/2024	1,522

11

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. Government Agencies - 31.9% - (continued)
	FNMA - 17.4% - (continued)
$575	3.34%, 04/01/2024	$595
220	3.45%, 01/01/2024	229
233	3.47%, 01/01/2024	243
34,600	3.50%, 10/15/2044 ☼,Ð	35,365
582	3.67%, 08/01/2023	615
155	3.70%, 10/01/2023	164
2,092	3.74%, 06/01/2026	2,195
210	3.76%, 03/01/2024	223
480	3.86%, 11/01/2023 - 12/01/2025	511
553	3.87%, 10/01/2025	590
703	3.89%, 05/01/2030	738
730	3.93%, 10/01/2023	785
309	3.96%, 05/01/2034	322
195	3.97%, 05/01/2029	207
142,365	4.00%, 06/01/2025 - 10/15/2044 ☼,Ð	150,144
2,906	4.02%, 11/01/2028	3,095
466	4.06%, 10/01/2028	500
90,103	4.50%, 04/01/2025 - 10/15/2044 ☼,Ð	97,274
28,419	5.00%, 02/01/2018 - 10/15/2044 ☼,Ð	31,029
30,096	5.50%, 01/01/2017 - 01/01/2037	33,624
7,084	5.50%, 06/25/2042 ►	1,462
7,369	6.00%, 04/01/2016 - 02/01/2037	8,364
11	6.50%, 11/01/2014 - 07/01/2032	12
233	7.00%, 02/01/2016 - 10/01/2037	268
232	7.50%, 11/01/2015 - 05/01/2032	264
—	8.00%, 04/01/2032	—
		574,926
	GNMA - 6.8%
20,600	3.00%, 10/15/2044 ☼,Ð	20,735
44,754	3.50%, 11/15/2042 - 12/15/2044 ☼,Ð	46,322
60,972	4.00%, 07/20/2040 - 12/20/2040	64,847
30,328	4.50%, 11/15/2039 - 10/15/2044 Ð	33,054
23,559	5.00%, 05/20/2040 - 10/15/2044 ☼,Ð	25,938
7,127	5.50%, 03/15/2033 - 10/20/2034	8,058
19,175	6.00%, 12/15/2023 - 10/15/2044 ☼,Ð	21,769
4,892	6.50%, 06/15/2028 - 09/15/2032	5,593
17	7.00%, 06/20/2030 - 08/15/2031	20
1	8.50%, 11/15/2024	1
		226,337
	Total U.S. Government Agencies
	(Cost $1,044,494)	$1,054,864

U.S. Government Securities - 9.0%
U.S. Treasury Securities - 9.0%
	U.S. Treasury Bonds - 2.1%
$20,425	1.38%, 02/15/2044 ◄╦	$22,333
17,430	3.13%, 08/15/2044	17,152
15,195	3.38%, 05/15/2044 Є	15,689
2,430	3.63%, 02/15/2044	2,626
10,150	3.75%, 11/15/2043 ╦	11,219
		69,019
	U.S. Treasury Notes - 6.9%
120,875	0.13%, 04/15/2019 - 07/15/2024 ◄Є	120,514
3,605	0.25%, 07/31/2015 □Є	3,610
1,300	0.50%, 09/30/2016	1,298
79,115	0.63%, 01/15/2024 ◄╦	81,187
11,000	0.88%, 04/30/2017 □Є	10,989
9,694	1.00%, 10/31/2016 - 09/15/2017 □Є	9,760
125	2.38%, 08/15/2024	123
435	2.50%, 05/15/2024	435
		227,916
		296,935
	Total U.S. Government Securities
	(Cost $296,424)	$296,935

Preferred Stocks - 0.1%
	Banks - 0.0%
2	U.S. Bancorp	$1,855

	Diversified Financials - 0.1%
66	Citigroup Capital XIII	1,771
10	Discover Financial Services	262
		2,033
	Insurance - 0.0%
11	Allstate (The) Corp.	269

	Total Preferred Stocks
	(Cost $3,955)	$4,157

	Total Long-Term Investments Excluding Purchased Options
	(Cost $3,449,930)	$3,497,646

Short-Term Investments - 14.7%
Repurchase Agreements - 3.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $237, collateralized by U.S. Treasury Note 0.63%, 2017, value of $242)
$237	0.001%, 9/30/14	$237
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2014 in the amount of $23,588,
collateralized by FHLMC 2.40% - 4.50%,
2032 - 2044, FNMA 2.44% - 4.50%, 2026 -
	2044, value of $24,060)
23,588	0.001%, 9/30/14	23,588
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $16,891, collateralized by U.S.
Treasury Bond 3.38% - 11.25%, 2015 - 2044,
U.S. Treasury Note 0.13% - 4.63%, 2014 -
	2024, value of $17,229)
16,891	0.001%, 9/30/14	16,891

12

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 14.7% - (continued)
Repurchase Agreements - 3.7% - (continued)
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $5,371, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $5,478)
$5,371	0.001%, 9/30/14		$5,371
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $11,161, collateralized by U.S. Treasury Note 2.38%, 2024, value of $11,384)
11,161	0.01%, 9/30/14		11,161
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $19,501, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $19,891)
19,501	0.001%, 9/30/14		19,501
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $4,114, collateralized by U.S.
Treasury Bond 4.75% - 6.75%, 2026 - 2041,
U.S. Treasury Note 0.25% - 3.13%, 2015 -
	2019, value of $4,196)
4,114	0.001%, 9/30/14		4,114
Societe Generale TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $7,605, collateralized by U.S.
Treasury Bond 3.75%, 2043, U.S. Treasury
Note 1.63% - 4.25%, 2014 - 2019, value of
	$7,757)
7,605	0.001%, 9/30/14		7,605
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$35,028, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 2.13%,
	2021, value of $35,729)
35,028	0.001%, 9/30/14		35,028
			123,496
U.S. Government Agencies - 11.0%
	FHLMC
$365,000	0.02%, 11/26/2014 ○		$364,993

			364,993
	Total Short-Term Investments
	(Cost $488,485)		$488,489

	Total Investments Excluding Purchased Options
	(Cost $3,938,415)	120.4%	$3,986,135
	Total Purchased Options
	(Cost $10,171)	0.3%	9,165
	Total Investments
	(Cost $3,948,586) ▲	120.7%	$3,995,300
	Other Assets and Liabilities	(20.7)%	(685,073)
	Total Net Assets	100.0%	$3,310,227

13

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as the classifications are used for reporting ease.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $3,949,452 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$80,234
Unrealized Depreciation	(34,386)
Net Unrealized Appreciation	$45,848

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

Ψ	The company is in bankruptcy. The investment held by the Fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of September 30, 2014.

Б	This security, or a portion of this security, has unfunded loan commitments. As of September 30, 2014, the aggregate value of the unfunded commitment was $1,922, which represents 0.1% of total net assets.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2014, the aggregate value of these securities was $636,425, which represents 19.2% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2014, the aggregate value of these securities was $83,669, which represents 2.5% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Ð	Represents or includes a TBA transaction.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $659,869 at September 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

14

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts. In addition, securities valued at $7,723, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with OTC swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

Є	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at September 30, 2014.

Cash pledged and received as collateral in connection with derivatives at September 30, 2014.

	Pledged	Received
OTC swaps contracts	$–	$18,252
Total	$–	$18,252

OTC Option Contracts Outstanding at September 30, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Call option contracts
BRL Call/USD Put	JPM	FX	2.43 BRL per USD	09/28/15	BRL	21,400,000	$150	$152	$(2)
RUB Call/USD Put	GSC	FX	36.97 RUB per USD	09/03/15	RUB	312,000,000	37	113	(76)
Total call option contracts						333,400,000	$187	$265	$(78)
Put option contracts
Italy (Republic of) Debt Option	JPM	IR	106.60 EUR	10/13/14	EUR	11,494,197	$–	$197	$(197)
Italy (Republic of) Debt Option	MSC	IR	106.70 EUR	10/13/14	EUR	11,917,196	–	196	(196)
Italy (Republic of) Debt Option	MSC	IR	107.16 EUR	10/15/14	EUR	11,917,195	–	202	(202)
Italy (Republic of) Debt Option	MSC	IR	107.45 EUR	10/16/14	EUR	11,917,196	–	198	(198)
Italy (Republic of) Debt Option	BNP	IR	107.48 EUR	10/20/14	EUR	11,387,903	–	182	(182)
Total put option contracts						58,633,687	$–	$975	$(975)
Total purchased option contracts						392,033,687	$187	$1,240	$(1,053)

*	The number of contracts does not omit 000's.

OTC Swaption Contracts Outstanding at September 30, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Call swaption contracts
Interest Rate Swaption	BOA	IR	4.42%	11/27/23	USD	9,785,000	$1,877	$1,037	$840
Interest Rate Swaption	DEUT	IR	3.94%	04/15/24	USD	8,550,000	1,224	955	269
Interest Rate Swaption	JPM	IR	3.76%	09/16/24	USD	18,335,000	2,343	2,026	317
Total call swaption contracts						36,670,000	$5,444	$4,018	$1,426
Put swaption contracts
Interest Rate Swaption	BOA	IR	4.42%	11/27/23	USD	9,785,000	$655	$1,038	$(383)
Interest Rate Swaption	DEUT	IR	3.94%	04/15/24	USD	8,550,000	780	954	(174)
Interest Rate Swaption	JPM	IR	3.50%	04/29/15	USD	50,860,000	235	895	(660)
Interest Rate Swaption	JPM	IR	3.76%	09/16/24	USD	18,335,000	1,864	2,026	(162)
Total put swaption contracts						87,530,000	$3,534	$4,913	$(1,379)
Total purchased swaption contracts						124,200,000	$8,978	$8,931	$47

* The number of contracts does not omit 000's.

15

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Futures Contracts Outstanding at September 30, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 2-Year Note Future	893	12/31/2014	$195,439	$195,427	$–	$(12)	$–	$(28)
U.S. Treasury 5-Year Note Future	4,416	12/31/2014	521,866	522,227	361	–	–	(207)
U.S. Treasury CME Ultra Long Term Bond Future	200	12/19/2014	30,067	30,500	433	–	–	(156)
U.S. Treasury Long Bond Future	1,381	12/19/2014	191,844	190,449	–	(1,395)	–	(544)
Total					$794	$(1,407)	$–	$(935)
Short position contracts:
Euro-BOBL Future	1	12/08/2014	$161	$162	$–	$(1)	$–	$–
Euro-BUND Future	6	12/08/2014	1,127	1,134	–	(7)	–	(2)
U.S. Treasury 10-Year Note Future	3,719	12/19/2014	461,246	463,539	–	(2,293)	467	(6)
Total					$–	$(2,301)	$467	$(8)
Total futures contracts					$794	$(3,708)	$467	$(943)

* The number of contracts does not omit 000's.

OTC Credit Default Swap Contracts Outstanding at September 30, 2014

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	BCLY	USD	3,895	(0.32)%	07/25/45	$1,453	$–	$861	$–	$(592)
ABX.HE.AAA.06-1	BCLY	USD	592	(0.18)%	07/25/45	62	–	15	–	(47)
ABX.HE.AAA.06-1	BOA	USD	297	(0.18)%	07/25/45	16	–	7	–	(9)
ABX.HE.AAA.06-1	GSC	USD	43	(0.18)%	07/25/45	3	–	1	–	(2)
ABX.HE.AAA.06-1	JPM	USD	244	(0.18)%	07/25/45	6	–	6	–	–
ABX.HE.AAA.06-1	MSC	USD	225	(0.18)%	07/25/45	19	–	6	–	(13)
ABX.HE.AAA.06-2	BOA	USD	4,826	(0.11)%	05/25/46	1,015	–	984	–	(31)
ABX.HE.AAA.06-2	CSI	USD	2,395	(0.11)%	05/25/46	569	–	488	–	(81)
ABX.HE.AAA.06-2	JPM	USD	1,515	(0.11)%	05/25/46	308	–	309	1	–
ABX.HE.AAA.06-2	MSC	USD	785	(0.11)%	05/25/46	160	–	160	–	–
ABX.HE.AAA.07	GSC	USD	2,029	(0.09)%	08/25/37	516	–	525	9	–
ABX.HE.AAA.07	MSC	USD	2,641	(0.09)%	08/25/37	653	–	684	31	–
ABX.HE.AAA.07-1	CSI	USD	4,631	(0.09)%	08/25/37	1,357	–	1,200	–	(157)
ABX.HE.AAA.07-1	JPM	USD	51	(0.09)%	08/25/37	15	–	13	–	(2)
ABX.HE.PENAAA.06-2	BCLY	USD	831	(0.11)%	05/25/46	136	–	116	–	(20)
ABX.HE.PENAAA.06-2	BOA	USD	2,169	(0.11)%	05/25/46	494	–	304	–	(190)
ABX.HE.PENAAA.06-2	GSC	USD	2,042	(0.11)%	05/25/46	511	–	286	–	(225)
ABX.HE.PENAAA.06-2	JPM	USD	3,685	(0.11)%	05/25/46	900	–	516	–	(384)
ABX.HE.PENAAA.06-2	JPM	USD	1,289	(0.11)%	05/25/46	179	–	181	2	–
ABX.HE.PENAAA.06-2	MSC	USD	2,572	(0.11)%	05/25/46	624	–	360	–	(264)
ABX.HE.PENAAA.07-1	JPM	USD	3,089	(0.09)%	08/25/37	1,270	–	710	–	(560)
CDX.EM.21	GSC	USD	19,037	(5.00)%	06/20/19	–	(1,788)	(1,769)	19	–
CMBX.NA.A.7	JPM	USD	3,130	(2.00)%	01/17/47	–	(66)	3	69	–
CMBX.NA.AA.1	UBS	USD	7,750	(0.25)%	10/12/52	1,667	–	1,188	–	(479)
CMBX.NA.AA.2	BOA	USD	7,910	(0.15)%	03/15/49	3,002	–	2,578	–	(424)
CMBX.NA.AA.2	CSI	USD	3,511	(0.15)%	03/15/49	1,097	–	1,144	47	–
CMBX.NA.AA.2	CSI	USD	1,572	(0.15)%	03/15/49	549	–	512	–	(37)
CMBX.NA.AA.7	CSI	USD	4,265	(1.50)%	01/17/47	–	(43)	30	73	–
CMBX.NA.AA.7	CSI	USD	7,880	(1.50)%	01/17/47	37	–	55	18	–
CMBX.NA.AA.7	MSC	USD	3,400	(1.50)%	01/17/47	–	(36)	24	60	–
CMBX.NA.AJ.1	DEUT	USD	1,430	(0.84)%	10/12/52	100	–	40	–	(60)
CMBX.NA.AJ.1	JPM	USD	710	(0.84)%	10/12/52	45	–	20	–	(25)
CMBX.NA.AJ.1	MSC	USD	2,550	(0.84)%	10/12/52	179	–	71	–	(108)
CMBX.NA.AJ.2	DEUT	USD	4,567	(1.09)%	03/15/49	415	–	400	–	(15)
CMBX.NA.AJ.2	GSC	USD	6,180	(1.09)%	03/15/49	468	–	542	74	–

16

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at September 30, 2014 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AJ.4	CBK	USD	2,376	(0.96)%	02/17/51	$451	$–	$457	$6	$–
CMBX.NA.AJ.4	CSI	USD	4,761	(0.96)%	02/17/51	879	–	916	37	–
CMBX.NA.AJ.4	DEUT	USD	2,963	(0.96)%	02/17/51	579	–	570	–	(9)
CMBX.NA.AJ.4	GSC	USD	6,908	(0.96)%	02/17/51	1,217	–	1,329	112	–
CMBX.NA.AJ.4	MSC	USD	2,286	(0.96)%	02/17/51	403	–	440	37	–
CMBX.NA.AJ.4	MSC	USD	4,577	(0.96)%	02/17/51	1,714	–	881	–	(833)
CMBX.NA.AM.2	CSI	USD	7,960	(0.50)%	03/15/49	488	–	118	–	(370)
CMBX.NA.AM.2	DEUT	USD	7,960	(0.50)%	03/15/49	458	–	118	–	(340)
CMBX.NA.AM.2	JPM	USD	790	(0.50)%	03/15/49	26	–	12	–	(14)
CMBX.NA.AM.2	MSC	USD	2,050	(0.50)%	03/15/49	101	–	30	–	(71)
CMBX.NA.AM.4	BOA	USD	1,910	(0.50)%	02/17/51	229	–	88	–	(141)
CMBX.NA.AM.4	CSI	USD	1,230	(0.50)%	02/17/51	142	–	56	–	(86)
CMBX.NA.AM.4	GSC	USD	1,125	(0.50)%	02/17/51	141	–	52	–	(89)
CMBX.NA.AM.4	JPM	USD	120	(0.50)%	02/17/51	10	–	6	–	(4)
CMBX.NA.AM.4	MSC	USD	4,750	(0.50)%	02/17/51	810	–	219	–	(591)
CMBX.NA.AS.6	CSI	USD	7,055	(1.00)%	05/11/63	94	–	76	–	(18)
CMBX.NA.AS.7	CBK	USD	3,160	(1.00)%	01/17/47	75	–	58	–	(17)
CMBX.NA.AS.7	CSI	USD	3,650	(1.00)%	01/17/47	87	–	67	–	(20)
Total						$25,729	$(1,933)	$18,063	$595	$(6,328)
Sell protection:
CMBX.NA.A.2	BOA	USD	1,791	0.25%	03/15/49	$–	$(1,042)	$(1,104)	$–	$(62)
CMBX.NA.A.7	BOA	USD	5,070	0.50%	01/17/47	–	(126)	(158)	–	(32)
CMBX.NA.AAA.6	BOA	USD	6,280	0.50%	05/11/63	–	(159)	(132)	27	–
CMBX.NA.AAA.6	CSI	USD	7,695	0.50%	05/11/63	–	(152)	(161)	–	(9)
CMBX.NA.AAA.6	CSI	USD	15,965	0.50%	05/11/63	–	(436)	(334)	102	–
CMBX.NA.AAA.6	DEUT	USD	4,850	0.50%	05/11/63	–	(74)	(101)	–	(27)
CMBX.NA.AAA.6	DEUT	USD	12,145	0.50%	05/11/63	–	(295)	(253)	42	–
CMBX.NA.AAA.6	GSC	USD	2,610	0.50%	05/11/63	–	(57)	(55)	2	–
CMBX.NA.AAA.6	UBS	USD	23,365	0.50%	05/11/63	–	(596)	(488)	108	–
CMBX.NA.AAA.7	CSI	USD	5,010	0.50%	01/17/47	–	(137)	(155)	–	(18)
CMBX.NA.BB.6	BCLY	USD	1,625	5.00%	05/11/63	11	–	(3)	–	(14)
CMBX.NA.BB.6	BOA	USD	4,270	5.00%	05/11/63	–	(41)	(7)	34	–
CMBX.NA.BB.6	CBK	USD	3,325	5.00%	05/11/63	–	(25)	(5)	20	–
CMBX.NA.BB.6	CSI	USD	2,765	5.00%	05/11/63	–	(49)	(4)	45	–
CMBX.NA.BB.6	CSI	USD	8,740	5.00%	05/11/63	93	–	(14)	–	(107)
CMBX.NA.BB.6	DEUT	USD	595	5.00%	05/11/63	–	(7)	(1)	6	–
CMBX.NA.BB.6	GSC	USD	2,185	5.00%	05/11/63	13	–	(4)	–	(17)
CMBX.NA.BB.6	MSC	USD	2,335	5.00%	05/11/63	–	(150)	(4)	146	–
CMBX.NA.BB.6	UBS	USD	1,228	5.00%	05/11/63	32	–	(2)	–	(34)
CMBX.NA.BB.7	BCLY	USD	745	5.00%	01/17/47	–	(24)	(22)	2	–
CMBX.NA.BB.7	BOA	USD	1,455	5.00%	01/17/47	–	(53)	(39)	14	–
CMBX.NA.BB.7	CBK	USD	790	5.00%	01/17/47	–	(25)	(23)	2	–
CMBX.NA.BB.7	CSI	USD	420	5.00%	01/17/47	4	–	(12)	–	(16)
CMBX.NA.BB.7	CSI	USD	6,540	5.00%	01/17/47	–	(307)	(190)	117	–
CMBX.NA.BB.7	DEUT	USD	2,320	5.00%	01/17/47	–	(60)	(67)	–	(7)
CMBX.NA.BB.7	DEUT	USD	735	5.00%	01/17/47	–	(22)	(21)	1	–
CMBX.NA.BB.7	MSC	USD	1,580	5.00%	01/17/47	–	(21)	(46)	–	(25)
CMBX.NA.BBB-.6	BCLY	USD	2,595	3.00%	05/11/63	48	–	(10)	–	(58)
CMBX.NA.BBB-.6	CSI	USD	3,395	3.00%	05/11/63	5	–	(13)	–	(18)
CMBX.NA.BBB-.7	CSI	USD	2,435	3.00%	01/17/47	–	(43)	(67)	–	(24)
CMBX.NA.BBB-.7	CSI	USD	6,065	3.00%	01/17/47	–	(375)	(166)	209	–
PrimeX.ARM.2	JPM	USD	21	4.58%	12/25/37	1	–	1	–	–
PrimeX.ARM.2	MSC	USD	5,865	4.58%	06/25/36	–	(431)	183	614	–
PrimeX.ARM.2	MSC	USD	376	4.58%	12/25/37	13	–	12	–	(1)
PrimeX.FRM.1	JPM	USD	809	4.42%	07/25/36	83	–	83	–	–
Total						$303	$(4,707)	$(3,382)	$1,491	$(469)

17

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at September 30, 2014 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices: - (continued)
Sell protection: - (continued)
Total traded indices						$26,032	$(6,640)	$14,681	$2,086	$(6,797)
Credit default swaps on single-name issues:
Buy protection:
ConAgra Foods, Inc.	GSC	USD	1,275	(1.00)% / (0.67)%	12/20/19	$–	$(21)	$(21)	$–	$–

Sell protection:
Brazil	GSC	USD	8,595	1.00% / 1.68%	09/20/19	$–	$(88)	$(275)	$–	$(187)
Illinois State GO	GSC	USD	1,050	1.00% / 1.07%	06/20/17	4	–	(2)	–	(6)
Total						$4	$(88)	$(277)	$–	$(193)
Total single-name issues						$4	$(109)	$(298)	$–	$(193)
						$26,036	$(6,749)	$14,383	$2,086	$(6,990)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on September 30, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding at September 30, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.22	CME	USD	191,476	(5.00)%	06/20/19	$(14,390)	$(11,586)	$2,804	$–	$–	$(1,288)
CDX.NA.IG.22	CME	USD	142,575	(1.00)%	06/20/19	(2,520)	(2,287)	233	–	–	(156)
ITRX.XOV.21	ICE	EUR	31,615	(5.00)%	06/20/19	(4,473)	(4,067)	406	–	–	(171)
Total						$(21,383)	$(17,940)	$3,443	$–	$–	$(1,615)
Sell protection:
ITRX.EUR.21	ICE	EUR	42,880	1.00%	06/20/19	$1,039	$932	$–	$(107)	$100	$–

Total traded indices						$(20,344)	$(17,008)	$3,443	$(107)	$100	$(1,615)

(a)	The FCM to the contracts is GSC.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2014

Clearing	Payments made	Payments received	Notional		Expiration	Upfront Premiums Paid	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
House (a)	by Fund	by Fund	Amount		Date	(Received)	Value ╪	Asset	Liability	Asset	Liability
LCH	0.43% Fixed	6M EURIBOR	EUR	250	09/17/17	$–	$(2)	$–	$(2)	$–	$–

(a)	The FCM to the contracts is GSC.

18

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

TBA Sale Commitments Outstanding at September 30, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 3.00%	$27,700	10/15/2044	$27,347	$(2)
FHLMC, 4.00%	33,300	10/15/2044	35,059	35
FHLMC, 5.00%	2,900	10/15/2043	3,194	(6)
FHLMC, 5.50%	40,400	10/15/2043	44,882	(62)
FNMA, 2.50%	55,760	10/15/2029	56,074	–
FNMA, 3.00%	16,180	10/15/2029	16,665	13
FNMA, 3.50%	41,600	10/15/2029	43,729	36
FNMA, 4.00%	8,400	10/15/2029	8,884	(24)
FNMA, 5.50%	17,300	10/15/2044	19,266	(39)
FNMA, 6.00%	5,700	10/15/2043	6,442	(18)
GNMA, 3.50%	12,800	10/15/2044	13,226	(73)
GNMA, 4.00%	7,700	10/15/2044	8,160	(16)
GNMA, 4.50%	53,700	10/15/2044	58,239	(154)
Total			$341,167	$(310)

At September 30, 2014, the aggregate market value of these securities represents 10.3% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Buy	10/03/2014	BCLY	$1,921	$1,921	$–	$–
EUR	Buy	10/02/2014	CSFB	1,334	1,328	–	(6)
EUR	Buy	12/17/2014	DEUT	806	796	–	(10)
EUR	Sell	12/17/2014	BCLY	1,922	1,922	–	–
EUR	Sell	09/18/2015	CBK	3,350	3,285	65	–
EUR	Sell	12/17/2014	CSFB	1,334	1,328	6	–
EUR	Sell	12/17/2014	DEUT	13,343	13,023	320	–
EUR	Sell	12/17/2014	HSBC	270	264	6	–
EUR	Sell	10/31/2014	JPM	44,091	43,525	566	–
GBP	Sell	10/31/2014	CBK	10,691	10,588	103	–
JPY	Buy	12/17/2014	JPM	3,177	3,090	–	(87)
JPY	Sell	12/17/2014	GSC	3,095	3,090	5	–
RSD	Buy	09/18/2015	CBK	3,094	3,022	–	(72)
Total						$1,071	$(175)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

19

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
DOP	Dominican Peso
EUR	EURO
GBP	British Pound
IDR	Indonesian New Rupiah
INR	Indian Rupee
JPY	Japanese Yen
RSD	Serbian Dinar
RUB	Russian New Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Municipal Bond Abbreviations:
GO	General Obligation
Rev	Revenue

Other Abbreviations:
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
IR	Interest Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
TBA	To Be Announced

Credit Exposure
as of September 30, 2014
Credit Rating *	Percentage of Net Assets
Aaa/ AAA	44.0%
Aa/ AA	18.2
A	5.2
Baa/ BBB	17.5
Ba/ BB	7.8
B	4.7
Caa/ CCC or Lower	5.9
Not Rated	2.3
Non-Debt Securities and Other Short-Term Instruments	15.1
Other Assets and Liabilities	(20.7)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

20

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$987,066	$–	$883,807	$103,259
Corporate Bonds	883,379	–	883,379	–
Foreign Government Obligations	68,806	–	68,806	–
Municipal Bonds	32,691	–	32,691	–
Preferred Stocks	4,157	2,302	1,855	–
Senior Floating Rate Interests	169,748	–	169,748	–
U.S. Government Agencies	1,054,864	–	1,054,864	–
U.S. Government Securities	296,935	78,902	218,033	–
Short-Term Investments	488,489	–	488,489	–
Purchased Options	9,165	–	9,165	–
Total	$3,995,300	$81,204	$3,810,837	$103,259
Foreign Currency Contracts *	$1,071	$–	$1,071	$–
Futures *	794	794	–	–
Swaps - Credit Default *	5,529	–	5,529	–
Total	$7,394	$794	$6,600	$–
Liabilities:
TBA Sale Commitments	$341,167	$–	$341,167	$–
Total	$341,167	$–	$341,167	$–
Foreign Currency Contracts *	$175	$–	$175	$–
Futures *	3,708	3,708	–	–
Swaps - Credit Default *	7,097	–	7,097	–
Swaps - Interest Rate *	2	–	2	–
Total	$10,982	$3,708	$7,274	$–

♦	For the nine-month period ended September 30, 2014, investments valued at $305,412 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

21

Hartford Total Return Bond HLS Fund

Schedule of Investments ― (continued)

September 30, 2014 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$100,975	$2,826	$1,768	†	$3,835	$49,694	$(44,109)	$—	$(11,730)	$103,259
Corporate Bonds	4,547	100	23		—	—	(4,670)	—	—	—
Total	$105,522	$2,926	$1,791		$3,835	$49,694	$(48,779)	$—	$(11,730)	$103,259
Swaps‡	$294	$—	$—		$—	$—	$—	$—	$(294)	$—
Total	$294	$—	$—		$—	$—	$—	$—	$(294)	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $2,278.

‡	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

22

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 26.2%
	Finance and Insurance - 24.8%
	Ally Automotive Receivables Trust
$4,395	0.63%, 05/15/2017	$4,399
6,000	0.70%, 12/21/2015	6,002
1,885	0.75%, 02/21/2017	1,880
	Ally Master Owner Trust
4,410	0.52%, 01/16/2018 Δ	4,413
4,380	0.62%, 01/15/2019 Δ	4,394
	American Express Credit Account Master Trust
1,520	0.98%, 05/15/2019	1,519
1,485	1.26%, 01/15/2020	1,479
	AmeriCredit Automobile Receivables Trust
1,301	0.54%, 03/08/2017 Δ	1,302
	Banc of America Commercial Mortgage, Inc.
1,984	5.35%, 09/10/2047 Δ	2,043
	Bank of America Credit Card Trust
2,995	0.53%, 06/15/2021 Δ	2,992
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000	5.29%, 10/12/2042 Δ	3,093
	BMW Vehicle Owner Trust
1,287	0.41%, 02/25/2016	1,288
	Cabela's Master Credit Card Trust
1,085	0.51%, 03/16/2020 Δ	1,084
	Capital Automotive Receivables Asset Trust
3,910	0.54%, 03/21/2016 Δ	3,913
3,265	0.68%, 05/20/2016	3,268
	Capital One Multi-Asset Execution Trust
6,000	0.33%, 02/15/2019 Δ	5,999
3,605	0.96%, 09/16/2019	3,595
	CarMax Automotive Owner Trust
3,128	0.52%, 11/15/2016	3,130
	Chase Issuance Trust
6,000	0.57%, 11/16/2020 Δ	6,012
6,850	0.59%, 08/15/2017	6,857
6,905	0.79%, 06/15/2017	6,923
	Chesapeake Funding LLC
1,955	0.58%, 03/07/2026 ■Δ	1,953
	Citibank Credit Card Issuance Trust
3,660	0.45%, 11/07/2018 Δ	3,665
2,045	1.02%, 02/22/2019	2,037
4,965	1.32%, 09/07/2018	4,998
	Citigroup/Deutsche Bank Commercial Mortgage Trust
4,755	5.40%, 07/15/2044 Δ	4,883
1,730	5.48%, 01/15/2046 Δ	1,802
	CNH Equipment Trust
2,484	0.49%, 07/15/2015	2,484
3,037	0.63%, 01/17/2017	3,039
2,383	0.86%, 09/15/2017	2,387
910	1.19%, 12/15/2016	911
	Community or Commercial Mortgage Trust
1,130	0.96%, 03/15/2029 ■Δ	1,131
	Credit Acceptance Automotive Loan Trust
1,985	1.50%, 04/15/2021 ■	1,994
	Credit Suisse Mortgage Capital Certificates
1,901	5.47%, 09/15/2039	2,024
	Discover Card Master Trust
7,480	0.86%, 11/15/2017	7,500
	DT Automotive Owner Trust
1,309	0.66%, 07/17/2017 ■	1,309
	First Investors Automotive Owner Trust
1,427	0.89%, 09/15/2017 ■	1,429
	Ford Credit Automotive Owner Trust
2,441	0.48%, 11/15/2016	2,441
3,000	0.57%, 06/15/2016	3,003
1,575	0.76%, 09/15/2016	1,576
	Ford Credit Floorplan Master Owner Trust
2,105	0.55%, 02/15/2019 Δ	2,108
2,450	0.85%, 01/15/2018	2,453
	GE Capital Credit Card Master Note Trust
6,735	1.03%, 01/15/2018	6,746
	GE Dealer Floorplan Master Note Trust
6,500	0.59%, 10/20/2017 Δ	6,509
8,345	0.64%, 06/20/2017 Δ	8,353
	Golden Credit Card Trust
4,465	0.41%, 02/15/2018 ■Δ	4,463
3,125	0.47%, 03/15/2019 ■Δ	3,117
3,275	0.79%, 09/15/2017 ■	3,281
	Hilton USA Trust
1,885	1.16%, 11/05/2030 ■Δ	1,885
	Huntington Automotive Trust
2,876	0.81%, 09/15/2016	2,880
	Hyundai Automotive Lease Securitization Trust
1,324	0.92%, 08/17/2015 ■	1,324
	John Deere Owner Trust
6,000	0.69%, 01/15/2019	5,991
6,000	0.87%, 08/15/2017	6,014
	JP Morgan Chase Commercial Mortgage Securities Corp.
707	3.85%, 06/15/2043 ■	715
2,380	4.92%, 10/15/2042	2,438
1,085	6.06%, 04/15/2045 Δ	1,151
	M&T Bank Automotive Receivables Trust
6,535	1.06%, 11/15/2017 ■	6,568
	Mercedes-Benz Automotive Lease Trust
6,635	0.59%, 02/15/2016	6,638
3,980	0.61%, 12/17/2018	3,979
3,445	0.62%, 07/15/2016	3,447
	Morgan Stanley Capital I
495	4.99%, 08/13/2042	500
1,159	5.38%, 11/14/2042 Δ	1,187
	New York City Tax Lien
1,100	1.03%, 11/10/2027 ■	1,100
	Nissan Automotive Lease Trust
1,881	0.40%, 06/15/2016	1,881
1,106	0.43%, 01/15/2016 Δ	1,107
2,890	0.61%, 09/15/2015	2,892
925	0.75%, 06/15/2016	925
	Porsche Innovative Lease Owner Trust
1,948	0.54%, 01/22/2016 ■	1,949
	Prestige Automotive Receivables Trust
1,977	0.97%, 03/15/2018 ■	1,977
	Santander Drive Automotive Receivables Trust
1,598	0.53%, 04/17/2017 Δ	1,599
935	0.66%, 07/17/2017	936
635	1.04%, 08/15/2016	635
	Volvo Financial Equipment LLC
2,230	0.82%, 04/16/2018 ■	2,224
	Westlake Automobile Receivables Trust
2,550	0.70%, 05/15/2017 ■	2,550

1

Hartford Ultrashort Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 26.2% - (continued)
	Finance and Insurance - 24.8% - (continued)
	Wheels SPV LLC
$675	0.84%, 03/20/2023 ■	$672
	World Omni Automotive Receivables Trust
4,199	0.48%, 11/15/2016	4,200
		232,545

	Machinery Manufacturing - 0.1%
	Kubota Credit Owner Trust
1,025	0.58%, 02/15/2017 ■	1,025

	Real Estate, Rental and Leasing - 0.8%
	Enterprise Fleet Financing LLC
3,784	0.68%, 09/20/2018 ■	3,784
1,190	0.87%, 09/20/2019 ■	1,190
2,212	1.06%, 03/20/2019 ■	2,219
		7,193

	Transportation Equipment Manufacturing - 0.5%
	GE Equipment Transportation LLC
1,882	0.61%, 06/24/2016	1,884
3,000	0.92%, 09/25/2017	3,006
		4,890

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $245,777)	$245,653

Certificates of Deposit - 0.5%
	Finance and Insurance - 0.5%
	Credit Suisse New York,
$4,500	0.64%, 12/7/2015 Δ	$4,503

	Total Certificates of Deposit
	(Cost $4,500)	$4,503

Corporate Bonds - 48.6%
	Arts, Entertainment and Recreation - 0.7%
	Comcast Corp.
$3,000	5.85%, 11/15/2015	$3,174
	Fidelity National Information Services, Inc.
405	1.45%, 06/05/2017	403
	NBC Universal Enterprise
3,000	0.92%, 04/15/2018 ■Δ	3,030
		6,607
	Beverage and Tobacco Product Manufacturing - 2.0%
	Anheuser-Busch InBev Worldwide, Inc.
5,000	0.64%, 02/01/2019 Δ	4,996
	BAT International Finance plc
2,105	1.40%, 06/05/2015 ■	2,115
	Coca-Cola Enterprises, Inc.
5,000	2.13%, 09/15/2015	5,073
	Philip Morris International, Inc.
6,000	2.50%, 05/16/2016	6,170
		18,354
	Chemical Manufacturing - 0.2%
	Monsanto Co.
2,000	1.15%, 06/30/2017	1,986
	Yara International ASA
200	5.25%, 12/15/2014 ■	202
		2,188
	Computer and Electronic Product Manufacturing - 0.5%
	Hewlett-Packard Co.
3,000	1.17%, 01/14/2019 Δ	3,040
	Thermo Fisher Scientific, Inc.
1,450	1.30%, 02/01/2017	1,446
		4,486
	Electrical Equipment, Appliance Manufacturing - 0.3%
	Whirlpool Corp.
2,645	1.35%, 03/01/2017	2,636

	Finance and Insurance - 35.2%
	Abbey National Treasury Services plc
1,500	0.64%, 09/29/2017 Δ	1,500
3,000	0.74%, 03/13/2017 Δ	3,007
	ABN Amro Bank N.V.
2,150	0.64%, 06/06/2016 ■Δ	2,147
	American Express Credit Corp.
1,500	0.74%, 07/29/2016 Δ	1,508
2,500	0.78%, 03/18/2019 Δ	2,511
1,500	1.13%, 06/05/2017	1,489
	American Honda Finance Corp.
6,000	0.73%, 10/07/2016 Δ	6,042
	Australia & New Zealand Banking Group Ltd.
3,000	0.44%, 05/07/2015 ■Δ	3,003
3,000	0.61%, 01/10/2017 ■Δ	3,009
	Bank of America Corp.
2,000	1.05%, 03/22/2016 Δ	2,014
2,000	1.27%, 01/15/2019 Δ	2,029
2,000	1.30%, 03/22/2018 Δ	2,037
2,000	1.70%, 08/25/2017	1,991
	Bank of Montreal
6,000	0.75%, 07/15/2016 Δ	6,034
	Bank of New York Mellon Corp.
6,000	0.46%, 03/04/2016 Δ	6,005
	Bank of Nova Scotia
6,000	0.75%, 07/15/2016 Δ	6,036
	Bank of Tokyo-Mitsubishi UFJ Ltd.
2,000	0.54%, 09/08/2017 ■Δ	2,001
	Barclays Bank plc
2,815	0.81%, 02/17/2017 Δ	2,826
	BB&T Corp.
2,500	0.90%, 02/01/2019 Δ	2,526
	BNP Paribas
5,000	0.82%, 12/12/2016 Δ	5,026
	BP Capital Markets plc
3,000	0.66%, 11/07/2016 Δ	3,004
4,000	0.87%, 09/26/2018 Δ	4,025
	BPCE S.A.
6,000	1.08%, 02/10/2017 Δ	6,056
	Branch Banking & Trust Co.
2,500	0.66%, 12/01/2016 Δ	2,512
	Canadian Imperial Bank of Commerce
6,000	0.75%, 07/18/2016 Δ	6,035
	Capital One Bank
2,500	1.15%, 11/21/2016	2,499
1,500	1.30%, 06/05/2017	1,492

2

Hartford Ultrashort Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 48.6% - (continued)
	Finance and Insurance - 35.2% - (continued)
	Caterpillar Financial Services Corp.
$2,175	0.46%, 03/03/2017 Δ	$2,180
6,000	0.47%, 02/26/2016 Δ	6,016
	Citigroup, Inc.
6,500	0.91%, 11/15/2016 Δ	6,537
4,000	1.00%, 04/08/2019 Δ	4,016
	Commonwealth Bank of Australia
2,000	0.73%, 09/20/2016 ■Δ	2,013
	Credit Agricole S.A.
6,000	1.08%, 10/03/2016 ■Δ	6,049
	Credit Suisse New York
1,700	1.38%, 05/26/2017	1,690
	Deutsche Bank AG London
2,000	0.84%, 02/13/2017 Δ	2,010
2,000	1.35%, 05/30/2017	1,986
	Fifth Third Bancorp
2,500	0.74%, 11/18/2016 Δ	2,516
2,500	1.35%, 06/01/2017	2,493
	Ford Motor Credit Co. LLC
2,150	1.01%, 01/17/2017 Δ	2,168
2,500	1.06%, 03/12/2019 Δ	2,510
2,000	1.72%, 12/06/2017	1,986
	General Electric Capital Corp.
2,000	0.51%, 05/15/2017 Δ	2,004
3,000	0.94%, 04/02/2018 Δ	3,034
	Goldman Sachs Group, Inc.
2,000	1.33%, 11/15/2018 Δ	2,035
3,000	1.44%, 04/30/2018 Δ	3,066
2,000	1.60%, 11/23/2015	2,016
	Harley-Davidson Financial Services, Inc.
2,600	3.88%, 03/15/2016 ■	2,710
	HSBC Bank plc
3,000	0.87%, 05/15/2018 ■Δ	3,026
	Huntington National Bank
3,000	0.66%, 04/24/2017 Δ	3,002
	ING Bank N.V.
6,000	1.87%, 09/25/2015 ■Δ	6,090
	John Deere Capital Corp.
3,000	0.35%, 06/15/2015 Δ	3,003
3,000	1.05%, 12/15/2016	3,004
	JP Morgan Chase & Co.
3,000	0.85%, 02/26/2016 Δ	3,018
3,000	0.87%, 01/28/2019 Δ	3,022
	JP Morgan Chase Bank
15,500	0.35%, 12/05/2014 Δ	15,499
	Lloyds Banking Group plc
2,595	4.38%, 01/12/2015 ■	2,623
	Macquarie Bank Ltd.
3,750	1.24%, 01/31/2017 ■Δ	3,792
	Manufacturers & Traders Trust Co.
3,000	0.61%, 01/30/2017 Δ	3,007
1,500	1.40%, 07/25/2017	1,497
	MetLife Global Funding I
9,500	0.46%, 03/10/2015 ■Δ	9,500
	Morgan Stanley
3,000	1.08%, 01/24/2019 Δ	3,034
1,525	1.48%, 02/25/2016 Δ	1,546
1,275	5.95%, 12/28/2017	1,428
	National Rural Utilities Cooperative Finance Corp.
4,000	0.53%, 11/23/2016 Δ	4,011
	New York Life Global Funding
3,500	1.13%, 03/01/2017 ■	3,500
	Nissan Motor Acceptance Corp.
1,375	0.78%, 03/03/2017 ■Δ	1,380
3,975	0.94%, 09/26/2016 ■Δ	4,007
	Nordea Bank AB
3,000	0.59%, 04/04/2017 ■Δ	3,005
3,000	0.69%, 05/13/2016 ■Δ	3,016
	PNC Bank NA
7,500	1.15%, 11/01/2016	7,521
	Pricoa Global Funding I
3,500	1.15%, 11/25/2016 ■	3,495
	Principal Life Global Funding II
2,000	1.13%, 02/24/2017 ■	1,989
1,450	1.20%, 05/19/2017 ■	1,439
	Private Export Funding Corp.
23,370	4.55%, 05/15/2015	24,004
	Prudential Financial, Inc.
4,000	1.01%, 08/15/2018 Δ	4,037
	Rabobank Nederland
6,000	0.71%, 03/18/2016 Δ	6,031
	Royal Bank of Canada
3,000	0.56%, 01/23/2017 Δ	3,010
3,000	0.60%, 03/08/2016 Δ	3,009
	Societe Generale
3,000	1.31%, 10/01/2018 Δ	3,004
	Sumitomo Mitsui Banking Corp.
3,000	0.66%, 01/10/2017 Δ	3,009
	SunTrust Banks, Inc.
3,000	0.67%, 02/15/2017 Δ	3,006
	Svenska Handelsbanken AB
6,000	0.70%, 09/23/2016 Δ	6,036
	Toronto-Dominion Bank
3,000	0.48%, 05/02/2017 Δ	2,998
3,000	0.69%, 09/09/2016 Δ	3,016
	Toyota Motor Credit Corp.
4,000	0.52%, 05/17/2016 Δ	4,014
2,000	1.13%, 05/16/2017	1,992
	U.S. Bancorp
875	0.72%, 11/15/2018 Δ	882
	UBS AG Stamford CT
6,000	5.88%, 12/20/2017	6,755
	Ventas Realty L.P.
570	1.25%, 04/17/2017	567
4,000	1.55%, 09/26/2016	4,028
	Wells Fargo & Co.
2,000	1.15%, 06/02/2017	1,987
	Wells Fargo Bank NA
1,450	0.38%, 06/02/2016 Δ	1,450
		329,688
	Health Care and Social Assistance - 1.3%
	Actavis Funding SCS
2,000	1.30%, 06/15/2017 ■	1,963
	CVS Caremark Corp.
2,585	1.20%, 12/05/2016	2,589

3

Hartford Ultrashort Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 48.6% - (continued)
	Health Care and Social Assistance - 1.3% - (continued)
	Express Scripts Holding Co.
$1,500	1.25%, 06/02/2017	$1,488
1,500	3.13%, 05/15/2016	1,553
	McKesson Corp.
3,300	1.29%, 03/10/2017	3,288
	Perrigo Co., Ltd.
935	1.30%, 11/08/2016 ■	936
		11,817
	Information - 2.2%
	AT&T, Inc.
6,000	0.62%, 02/12/2016 Δ	6,014
	British Telecommunications plc
1,190	1.25%, 02/14/2017	1,187
3,135	1.63%, 06/28/2016	3,164
	Thomson Reuters Corp.
700	0.88%, 05/23/2016	699
3,000	1.30%, 02/23/2017	2,995
	Verizon Communications, Inc.
6,000	1.98%, 09/14/2018 Δ	6,320
		20,379
	Miscellaneous Manufacturing - 0.7%
	Rockwell Collins, Inc.
2,300	0.58%, 12/15/2016 Δ	2,298
	United Technologies Corp.
3,800	0.73%, 06/01/2015 Δ	3,812
		6,110
	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
2,200	0.58%, 03/10/2017 ■Δ	2,201

	Petroleum and Coal Products Manufacturing - 1.5%
	Devon Energy Corp.
4,250	0.77%, 12/15/2016 Δ	4,276
	Enbridge, Inc.
1,800	0.68%, 06/02/2017 Δ	1,806
2,000	0.88%, 10/01/2016 Δ	2,012
	Petrobras Global Finance Co.
3,000	1.85%, 05/20/2016 Δ	2,997
	Statoil ASA
3,000	0.69%, 11/08/2018 Δ	3,021
		14,112
	Pipeline Transportation - 0.5%
	Enterprise Products Operating LLC
5,000	1.25%, 08/13/2015	5,024

	Rail Transportation - 0.4%
	Canadian National Railway Co.
3,860	0.44%, 11/06/2015 Δ	3,864

	Real Estate, Rental and Leasing - 0.4%
	GATX Corp.
1,145	1.25%, 03/04/2017	1,137
	PACCAR Financial Services Corp.
1,500	0.83%, 12/06/2018 Δ	1,515
975	1.10%, 06/06/2017	970
		3,622
	Retail Trade - 0.5%
	Kroger (The) Co.
4,500	0.76%, 10/17/2016 Δ	4,513

	Utilities - 1.4%
	Dominion Resources, Inc.
4,000	1.05%, 11/01/2016	3,995
	Duke Energy Indiana, Inc.
6,000	0.58%, 07/11/2016 Δ	6,024
	Nstar Electric Co.
3,165	0.47%, 05/17/2016 Δ	3,163
		13,182
	Wholesale Trade - 0.6%
	SABMiller Holdings, Inc.
6,000	0.93%, 08/01/2018 ■Δ	6,045

	Total Corporate Bonds
	(Cost $453,855)	$454,828

Municipal Bonds - 0.5%
	Industrial - 0.2%
	New Jersey State Econ DA
$2,000	1.10%, 06/15/2016	$1,995

	Tax Allocation - 0.1%
	New York State Dormitory Auth Rev
1,000	4.81%, 12/15/2014	1,009

	Transportation - 0.2%
	New Jersey State Transit Corp
2,000	0.80%, 09/15/2015	1,999

	Total Municipal Bonds
	(Cost $5,009)	$5,003

U.S. Government Agencies - 20.0%
	FHLMC - 3.7%
$9,595	0.35%, 03/18/2015	$9,608
25,000	0.63%, 12/29/2014	25,031
		34,639
	FNMA - 16.3%
85,049	0.50%, 07/02/2015 - 09/28/2015	85,254
67,000	0.75%, 12/19/2014	67,091
		152,345
	Total U.S. Government Agencies
	(Cost $186,902)	$186,984

U.S. Government Securities - 2.9%
Other Direct Federal Obligations - 2.9%
	FHLB - 2.9%
$23,000	0.34%, 01/25/2016	$23,004
4,600	1.63%, 09/28/2015	4,663
		27,667
	Total U.S. Government Securities
	(Cost $27,681)	$27,667
	Total Long-Term Investments
	(Cost $923,724)	$924,638

4

Hartford Ultrashort Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.3%
Commercial Paper - 1.1%
	Finance and Insurance - 1.1%
	MetLife Global Funding I
$10,000	0.46%, 4/10/2015 ■Δ		$10,000

Repurchase Agreements - 0.2%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $3, collateralized by U.S. Treasury Note 0.63%, 2017, value of $4)
$3	0.001%, 9/30/14		$3
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2014 in the amount of $346,
collateralized by FHLMC 2.40% - 4.50%, 2032
- 2044, FNMA 2.44% - 4.50%, 2026 -
	2044, value of $353)
346	0.001%, 9/30/14		346
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $248, collateralized by U.S.
Treasury Bond 3.38% - 11.25%, 2015 - 2044,
U.S. Treasury Note 0.13% - 4.63%, 2014 -
	2024, value of $253)
248	0.001%, 9/30/14		248
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $79, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $80)
79	0.001%, 9/30/14		79
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $164, collateralized by U.S. Treasury Note 2.38%, 2024, value of $167)
164	0.01%, 9/30/14		164
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $286, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $292)
286	0.001%, 9/30/14		286
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $60, collateralized by U.S. Treasury
Bond 4.75% - 6.75%, 2026 - 2041, U.S.
Treasury Note 0.25% - 3.13%, 2015 - 2019,
	value of $62)
60	0.001%, 9/30/14		60
Societe Generale TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $111, collateralized by U.S.
Treasury Bond 3.75%, 2043, U.S. Treasury
Note 1.63% - 4.25%, 2014 - 2019, value of
	$114)
111	0.001%, 9/30/14		111
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$513, collateralized by FHLMC 3.50% -
4.00%, 2026  - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 2.13%, 2021,
	value of $524)
513	0.001%, 9/30/14		513
			1,810
	Total Short-Term Investments
	(Cost $11,810)		$11,810

	Total Investments
	(Cost $935,534) ▲	100.0%	$936,448
	Other Assets and Liabilities	–%	(50)
	Total Net Assets	100.0%	$936,398

5

Hartford Ultrashort Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as the classifications are used for reporting ease.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $935,534 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,498
Unrealized Depreciation	(584)
Net Unrealized Appreciation	$914

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2014, the aggregate value of these securities was $142,145, which represents 15.2% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
DA	Development Authority
Rev	Revenue

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Credit Exposure

as of September 30, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	26.2%
Aa/ AA	32.5
A	24.2
Baa/ BBB	14.1
Not Rated	1.7
Non-Debt Securities and Other Short-Term Instruments	1.3
Other Assets and Liabilities	0.0
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

6

Hartford Ultrashort Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$245,653	$–	$241,436	$4,217
Certificates of Deposit	4,503	–	4,503	–
Corporate Bonds	454,828	–	454,828	–
Municipal Bonds	5,003	–	5,003	–
U.S. Government Agencies	186,984	–	186,984	–
U.S. Government Securities	27,667	–	27,667	–
Short-Term Investments	11,810	–	11,810	–
Total	$936,448	$–	$932,231	$4,217

♦	For the nine-month period ended September 30, 2014, there were no transfers between Level 1 and Level 2.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$7,186	$—	$(9	)†	$—	$4,226	$—	$—	$(7,186)	$4,217
Total	$7,186	$—	$(9)		$—	$4,225	$—	$—	$(7,185)	$4,217

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $(9).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

Hartford Value HLS Fund
Schedule of Investments
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.2%
	Banks - 7.4%
193	BB&T Corp.	$7,177
167	PNC Financial Services Group, Inc.	14,277
468	Wells Fargo & Co.	24,262
		45,716
	Capital Goods - 9.7%
44	3M Co.	6,240
136	Eaton Corp. plc	8,643
124	Fortune Brands Home & Security, Inc.	5,089
422	General Electric Co.	10,811
61	Illinois Tool Works, Inc.	5,172
95	Ingersoll-Rand plc	5,347
31	PACCAR, Inc.	1,779
204	Spirit Aerosystems Holdings, Inc. ●	7,761
91	United Technologies Corp.	9,627
		60,469
	Consumer Durables and Apparel - 3.0%
186	Newell Rubbermaid, Inc.	6,394
306	Pulte Group, Inc.	5,405
57	PVH Corp.	6,923
		18,722
	Consumer Services - 0.6%
100	Norwegian Cruise Line Holdings Ltd. ●	3,585

	Diversified Financials - 11.6%
68	Ameriprise Financial, Inc.	8,397
29	BlackRock, Inc.	9,641
294	Citigroup, Inc.	15,225
50	Goldman Sachs Group, Inc.	9,120
37	Intercontinental Exchange, Inc.	7,237
373	JP Morgan Chase & Co.	22,494
230	Solar Cayman Ltd. ⌂■●†	16
		72,130
	Energy - 12.2%
65	Anadarko Petroleum Corp.	6,606
166	Chevron Corp.	19,866
66	EOG Resources, Inc.	6,526
119	Exxon Mobil Corp.	11,209
151	Halliburton Co.	9,758
191	Marathon Oil Corp.	7,161
82	Occidental Petroleum Corp.	7,858
203	Southwestern Energy Co. ●	7,082
		76,066
	Food and Staples Retailing - 1.2%
97	CVS Health Corp.	7,699

	Food, Beverage and Tobacco - 3.5%
66	Anheuser-Busch InBev N.V. ADR	7,343
49	Diageo plc ADR	5,633
68	Kraft Foods Group, Inc.	3,817
57	Philip Morris International, Inc.	4,785
		21,578
	Health Care Equipment and Services - 4.4%
80	Baxter International, Inc.	5,756
117	Covidien plc	10,104
134	UnitedHealth Group, Inc.	11,591
		27,451
	Insurance - 6.7%
97	ACE Ltd.	10,201
112	American International Group, Inc.	6,037
182	Marsh & McLennan Cos., Inc.	9,540
136	MetLife, Inc.	7,310
98	Principal Financial Group, Inc.	5,127
104	Unum Group	3,561
		41,776
	Materials - 4.3%
155	Dow Chemical Co.	8,139
58	E.I. DuPont de Nemours & Co.	4,162
113	International Paper Co.	5,382
65	Nucor Corp.	3,543
232	Steel Dynamics, Inc.	5,236
		26,462
	Media - 3.6%
78	CBS Corp. Class B	4,179
157	Comcast Corp. Class A	8,451
244	Interpublic Group of Cos., Inc.	4,474
149	Thomson Reuters Corp.	5,419
		22,523
	Pharmaceuticals, Biotechnology and Life Sciences - 8.9%
59	Amgen, Inc.	8,248
103	AstraZeneca plc ADR	7,352
63	Johnson & Johnson	6,704
284	Merck & Co., Inc.	16,858
159	Pfizer, Inc.	4,716
30	Roche Holding AG	8,764
74	Zoetis, Inc.	2,733
		55,375
	Real Estate - 1.1%
307	Host Hotels & Resorts, Inc. REIT	6,552

	Retailing - 3.9%
10	AutoZone, Inc. ●	4,898
73	Home Depot, Inc.	6,657
149	Lowe's Cos., Inc.	7,901
68	Nordstrom, Inc.	4,679
		24,135
	Semiconductors and Semiconductor Equipment - 5.6%
119	Analog Devices, Inc.	5,893
389	Intel Corp.	13,556
501	Marvell Technology Group Ltd.	6,759
288	Maxim Integrated Products, Inc.	8,698
		34,906
	Software and Services - 2.8%
196	Microsoft Corp.	9,079
352	Symantec Corp.	8,270
		17,349
	Technology Hardware and Equipment - 4.7%
699	Cisco Systems, Inc.	17,603
404	EMC Corp.	11,811
		29,414
	Telecommunication Services - 1.6%
204	Verizon Communications, Inc.	10,212

	Utilities - 2.4%
92	Edison International	5,166
34	NextEra Energy, Inc.	3,182

1

Hartford Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 99.2% - (continued)
	Utilities - 2.4% - (continued)
155	Northeast Utilities		$6,856
			15,204
	Total Common Stocks
	( Cost $427,550)		$617,324

	Total Long-Term Investments
	(Cost $427,550)		$617,324

Short-Term Investments - 0.7%
Repurchase Agreements - 0.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $8, collateralized by U.S. Treasury Note 0.63%, 2017, value of $8)
$8	0.001%, 9/30/14		$8
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $780, collateralized by FHLMC 2.40%
- 4.50%, 2032 - 2044, FNMA 2.44% - 4.50%,
	2026 - 2044, value of $795)
780	0.001%, 9/30/14		780
Bank of Montreal TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $558,
collateralized by U.S. Treasury Bond 3.38% -
11.25%, 2015 - 2044, U.S. Treasury Note 0.13%
	- 4.63%, 2014 - 2024, value of $569)
558	0.001%, 9/30/14		558
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $177, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $181)
177	0.001%, 9/30/14		177
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $369, collateralized by U.S. Treasury Note 2.38%, 2024, value of $376)
369	0.01%, 9/30/14		369
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $644, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $657)
644	0.001%, 9/30/14		644
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $136, collateralized by U.S. Treasury
Bond 4.75% - 6.75%, 2026 - 2041, U.S.
Treasury Note 0.25% - 3.13%, 2015 - 2019,
	value of $139)
136	0.001%, 9/30/14		136
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $251,
collateralized by U.S. Treasury Bond 3.75%,
2043, U.S. Treasury Note 1.63% - 4.25%, 2014 -
	2019, value of $256)
251	0.001%, 9/30/14		251
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$1,158, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2043, FNMA 2.50% - 5.00%, 2025 -
2044, U.S. Treasury Note 2.13%, 2021, value of
	$1,181)
1,158	0.001%, 9/30/14		1,158
			4,081
	Total Short-Term Investments
	(Cost $4,081)		$4,081

	Total Investments
	(Cost $431,631) ▲	99.9%	$621,405
	Other Assets and Liabilities	0.1%	777
	Total Net Assets	100.0%	$622,182

2

Hartford Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $436,142 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$191,947
Unrealized Depreciation	(6,684)
Net Unrealized Appreciation	$185,263

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2014, the aggregate value of these securities was $16, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2014, the aggregate value of these securities was $16, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	230	Solar Cayman Ltd. - 144A	$67

At September 30, 2014, the aggregate value of these securities was $16, which rounds to zero percent of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

3

Hartford Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Diversification by Sector
as of September 30, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.1%
Consumer Staples	4.7
Energy	12.2
Financials	26.8
Health Care	13.3
Industrials	9.7
Information Technology	13.1
Materials	4.3
Services	1.6
Utilities	2.4
Total	99.2%
Short-Term Investments	0.7
Other Assets and Liabilities	0.1
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary
September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$617,324	$608,544	$8,764	$16
Short-Term Investments	4,081	–	4,081	–
Total	$621,405	$608,544	$12,845	$16

♦	For the nine-month period ended September 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2014
Assets:
Common Stocks	$16	$—	$—	*	$—	$—	$—	$—	$—	$16
Total	$16	$—	$—		$—	$—	$—	$—	$—	$16

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was zero.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: November 17, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 17, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: November 17, 2014	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller